                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836
                                   ---------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                 John T. Genoy
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                    ----------------------------

Date of fiscal year end: December 31
                         -------------------------

Date of reporting period: December 31, 2007
                          ------------------------

Item 1. Reports to Stockholders
--------------------------------------------------------------------------------

                              ANCHOR SERIES TRUST

                      ------------------------------------
                                 ANNUAL REPORT

                               DECEMBER 31, 2007

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Expense Example.............................................    2
                        Money Market Portfolio......................................    5
                        Government and Quality Bond Portfolio.......................    8
                        Asset Allocation Portfolio..................................   16
                        Growth and Income Portfolio.................................   32
                        Growth Portfolio............................................   36
                        Capital Appreciation Portfolio..............................   40
                        Natural Resources Portfolio.................................   44
                        Multi-Asset Portfolio.......................................   47
                        Strategic Multi-Asset Portfolio.............................   55
                        Statement of Assets and Liabilities.........................   66
                        Statement of Operations.....................................   68
                        Statement of Changes in Net Assets..........................   70
                        Notes to Financial Statements...............................   74
                        Financial Highlights........................................   87
                        Report of Independent Registered Public Accounting Firm.....   91
                        Approval of Advisory Agreements.............................   92
                        Trustees and Officers Information...........................   96
                        Shareholder Tax Information.................................   98
                        Comparisons: Portfolios vs. Indexes.........................   99

---------------------

               DEAR ANCHOR SERIES TRUST INVESTOR:

                 We are pleased to present our annual report for the Anchor
               Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

                 The following report contains the investment portfolio
               information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2007. The report may also contain information on portfolios not currently available in your variable contract.

                 We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1 - 800 - 445 - SUN2.

                 Thank you for the confidence you place in us with your
               financial future, and we look forward to reporting to you once again in six months.

               Sincerely,

               /s/ JAY S. WINTROB

               Jay Wintrob
               Chief Executive Officer
               AIG SunAmerica Life Assurance Company
               First SunAmerica Life Insurance Company

               February 11, 2008

               ---------------------------------

               Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2 a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

               Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE                                            DECEMBER 31, 2007
                                                                     (unaudited)
               DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

                 As a shareholder of a Portfolio in the Anchor Series Trust (the
               "Trust"), you incur ongoing costs, including management fees; service (12b-1) fees for certain Portfolios; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2007 and held until December 31, 2007. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

               ACTUAL EXPENSES

                 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2007" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended December 31, 2007" column and the "Expense Ratio as of December 31, 2007" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended December 31, 2007" would have been higher and the "Ending Account Value" would have been lower.

               HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

                 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended December 31, 2007" column and the Expense Ratio as of December 31, 2007" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended December 31, 2007" would have been higher and the "Ending Account Value" would have been lower.

                 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------
    2

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE (continued)                                DECEMBER 31, 2007
                                                                     (unaudited)

                                                          ACTUAL                               HYPOTHETICAL
                                       ---------------------------------------------   -----------------------------
                                                                                                          ENDING
                                                                                                       ACCOUNT VALUE
                                                          ENDING       EXPENSES PAID                      USING A
                                                       ACCOUNT VALUE    DURING THE                     HYPOTHETICAL
                                         BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED
                                       ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT
                                        AT JULY 1,     DECEMBER 31,    DECEMBER 31,     AT JULY 1,     DECEMBER 31,
   PORTFOLIO                               2007            2007            2007*           2007            2007
   -----------------------------------------------------------------------------------------------------------------
   Money Market Portfolio
     Class 1.........................    $1,000.00       $1,021.33         $4.99         $1,000.00       $1,020.27
   Government and Quality Bond
     Portfolio
     Class 1.........................    $1,000.00       $1,056.84         $3.06         $1,000.00       $1,022.23
     Class 2.........................    $1,000.00       $1,056.06         $3.83         $1,000.00       $1,021.48
     Class 3.........................    $1,000.00       $1,055.16         $4.35         $1,000.00       $1,020.97
   Asset Allocation Portfolio@
     Class 1.........................    $1,000.00       $1,023.81         $3.52         $1,000.00       $1,021.73
     Class 2.........................    $1,000.00       $1,023.66         $4.28         $1,000.00       $1,020.97
     Class 3.........................    $1,000.00       $1,022.78         $4.79         $1,000.00       $1,020.47
   Growth and Income Portfolio @
     Class 1.........................    $1,000.00       $1,008.14         $6.12         $1,000.00       $1,019.11
   Growth Portfolio@
     Class 1.........................    $1,000.00       $  994.90         $3.62         $1,000.00       $1,021.58
     Class 2.........................    $1,000.00       $  993.76         $4.37         $1,000.00       $1,020.82
     Class 3.........................    $1,000.00       $  993.50         $4.87         $1,000.00       $1,020.32
   Capital Appreciation Portfolio@
     Class 1.........................    $1,000.00       $1,122.57         $4.01         $1,000.00       $1,021.42
     Class 2.........................    $1,000.00       $1,121.93         $4.81         $1,000.00       $1,020.67
     Class 3.........................    $1,000.00       $1,121.23         $5.29         $1,000.00       $1,020.21
   Natural Resources Portfolio@
     Class 1.........................    $1,000.00       $1,145.93         $4.22         $1,000.00       $1,021.27
     Class 2.........................    $1,000.00       $1,145.06         $5.03         $1,000.00       $1,020.52
     Class 3.........................    $1,000.00       $1,144.62         $5.57         $1,000.00       $1,020.01
   Multi-Asset Portfolio@
     Class 1.........................    $1,000.00       $1,020.57         $6.42         $1,000.00       $1,018.85
   Strategic Multi-Asset Portfolio@
     Class 1.........................    $1,000.00       $1,101.51         $8.53         $1,000.00       $1,017.09

                                       HYPOTHETICAL
                                       -------------

                                       EXPENSES PAID
                                        DURING THE
                                        SIX MONTHS       EXPENSE
                                           ENDED       RATIO AS OF
                                       DECEMBER 31,    DECEMBER 31,
   PORTFOLIO                               2007*          2007*
   ----------------------------------  ----------------------------
   Money Market Portfolio
     Class 1.........................      $4.99           0.98%
   Government and Quality Bond
     Portfolio
     Class 1.........................      $3.01           0.59%
     Class 2.........................      $3.77           0.74%
     Class 3.........................      $4.28           0.84%
   Asset Allocation Portfolio@
     Class 1.........................      $3.52           0.69%
     Class 2.........................      $4.28           0.84%
     Class 3.........................      $4.79           0.94%
   Growth and Income Portfolio @
     Class 1.........................      $6.16           1.21%
   Growth Portfolio@
     Class 1.........................      $3.67           0.72%
     Class 2.........................      $4.43           0.87%
     Class 3.........................      $4.94           0.97%
   Capital Appreciation Portfolio@
     Class 1.........................      $3.82           0.75%
     Class 2.........................      $4.58           0.90%
     Class 3.........................      $5.04           0.99%
   Natural Resources Portfolio@
     Class 1.........................      $3.97           0.78%
     Class 2.........................      $4.74           0.93%
     Class 3.........................      $5.24           1.03%
   Multi-Asset Portfolio@
     Class 1.........................      $6.41           1.26%
   Strategic Multi-Asset Portfolio@
     Class 1.........................      $8.19           1.61%

    * Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
    @ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE (continued)                                DECEMBER 31, 2007
                                                                     (unaudited)

                                                          ACTUAL                               HYPOTHETICAL
                                       ---------------------------------------------   -----------------------------
                                                                                                          ENDING
                                                                                                       ACCOUNT VALUE
                                                          ENDING       EXPENSES PAID                      USING A
                                                       ACCOUNT VALUE    DURING THE                     HYPOTHETICAL
                                         BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED
                                       ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT
                                        AT JULY 1,     DECEMBER 31,    DECEMBER 31,     AT JULY 1,     DECEMBER 31,
   PORTFOLIO                               2007            2007            2007*           2007            2007
   -----------------------------------------------------------------------------------------------------------------
   Asset Allocation Portfolio
     Class 1.........................    $1,000.00       $1,023.81         $3.37         $1,000.00       $1,021.88
     Class 2.........................    $1,000.00       $1,023.66         $4.13         $1,000.00       $1,021.12
     Class 3.........................    $1,000.00       $1,022.78         $4.64         $1,000.00       $1,020.62
   Growth and Income Portfolio
     Class 1.........................    $1,000.00       $1,008.14         $6.07         $1,000.00       $1,019.16
   Growth Portfolio
     Class 1.........................    $1,000.00       $  994.90         $3.57         $1,000.00       $1,021.63
     Class 2.........................    $1,000.00       $  993.76         $4.27         $1,000.00       $1,020.92
     Class 3.........................    $1,000.00       $  993.50         $4.77         $1,000.00       $1,020.42
   Capital Appreciation Portfolio
     Class 1.........................    $1,000.00       $1,122.57         $3.75         $1,000.00       $1,021.68
     Class 2.........................    $1,000.00       $1,121.93         $4.55         $1,000.00       $1,020.92
     Class 3.........................    $1,000.00       $1,121.23         $5.08         $1,000.00       $1,020.42
   Natural Resources Portfolio
     Class 1.........................    $1,000.00       $1,145.93         $4.16         $1,000.00       $1,021.32
     Class 2.........................    $1,000.00       $1,145.06         $4.92         $1,000.00       $1,020.62
     Class 3.........................    $1,000.00       $1,144.62         $5.51         $1,000.00       $1,020.06
   Multi-Asset Portfolio
     Class 1.........................    $1,000.00       $1,020.57         $6.42         $1,000.00       $1,018.85
   Strategic Multi-Asset Portfolio
     Class 1.........................    $1,000.00       $1,101.51         $8.48         $1,000.00       $1,017.14

                                       HYPOTHETICAL
                                       -------------

                                       EXPENSES PAID
                                        DURING THE
                                        SIX MONTHS       EXPENSE
                                           ENDED       RATIO AS OF
                                       DECEMBER 31,    DECEMBER 31,
   PORTFOLIO                               2007*          2007*
   ----------------------------------  ----------------------------
   Asset Allocation Portfolio
     Class 1.........................      $3.36           0.66%
     Class 2.........................      $4.13           0.81%
     Class 3.........................      $4.63           0.91%
   Growth and Income Portfolio
     Class 1.........................      $6.11           1.20%
   Growth Portfolio
     Class 1.........................      $3.62           0.71%
     Class 2.........................      $4.33           0.85%
     Class 3.........................      $4.84           0.95%
   Capital Appreciation Portfolio
     Class 1.........................      $3.57           0.70%
     Class 2.........................      $4.33           0.85%
     Class 3.........................      $4.84           0.95%
   Natural Resources Portfolio
     Class 1.........................      $3.92           0.77%
     Class 2.........................      $4.63           0.91%
     Class 3.........................      $5.19           1.02%
   Multi-Asset Portfolio
     Class 1.........................      $6.41           1.26%
   Strategic Multi-Asset Portfolio
     Class 1.........................      $8.13           1.60%

---------------------
    4

ANCHOR SERIES TRUST MONEY MARKET PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
U.S. Government Agencies..................................   32.5%
Commercial Banks..........................................   23.2
Diversified Financial Services............................    9.3
Insurance.................................................    6.7
Finance-Investment Banker.................................    5.7
Money Center Banks........................................    5.2
Finance-Auto Loans........................................    4.9
Office Automation and Equipment...........................    2.9
Special Purpose Entity....................................    2.9
Agricultural Operations...................................    2.8
Medical-Drugs.............................................    1.9
Super-Regional Banks......................................    1.9
                                                            -----
                                                             99.9%
                                                            =====
Weighted average days to maturity.........................   42.6
                                                            =====

------------
* Calculated as a percentage of net assets

CREDIT QUALITY@#
Government-Agency.........................................   32.5%
A-1.......................................................   67.5
                                                            -----
                                                            100.0%
                                                            =====

------------
@  Source: Standard & Poor's
#   Calculated as a percentage of total debt issues.

                                                           ---------------------

ANCHOR SERIES TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                           PRINCIPAL         VALUE
          SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
---------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 99.9%
BANK NOTES -- 3.8%
  Bank of America NA
    4.97% due 02/22/08*(2)...............  $250,000       $   250,000
  National City Bank of Cleveland
    5.18% due 03/13/08(2)................   250,000           250,000
                                                          -----------
TOTAL BANK NOTES
  (amortized cost $500,000)..............                     500,000
                                                          -----------
CERTIFICATES OF DEPOSIT -- 27.2%
  ABN AMRO Bank NV Chicago
    4.78% due 02/01/08...................   250,000           250,001
  American Express Centurion Bank
    5.00% due 01/18/08...................   250,000           250,002
  Bank of New York
    4.91% due 05/02/08(2)................   325,000           325,041
  Bank of Scotland PLC
    5.02% due 03/13/08...................   200,000           200,004
  Barclays Bank PLC
    5.20% due 03/10/08...................   250,000           250,000
  BNP Paribas New York Branch
    5.10% due 03/13/08...................   250,000           250,000
  Calyon NY
    5.37% due 02/19/08(2)................   200,000           200,000
  Canadian Imperial Bank
    5.07% due 04/02/08...................   250,000           250,000
  Credit Suisse New York
    5.32% due 05/27/08...................   250,000           250,000
  Credit Suisse New York
    5.37% due 06/04/08...................   100,000           100,000
  Deutsche Bank AG New York
    5.03% due 04/10/08...................   200,000           200,000
  Marshall & Ilsley Bank
    4.72% due 02/05/08...................   250,000           250,000
  Regions Bank
    4.85% due 01/22/08...................   300,000           300,000
  Royal Bank of Scotland
    5.44% due 03/13/08...................   250,000           250,000
  Svenska Handelsbanken NY
    4.74% due 02/05/08...................   250,000           250,000
                                                          -----------
TOTAL CERTIFICATES OF DEPOSIT
  (amortized cost $3,575,048)............                   3,575,048
                                                          -----------
COMMERCIAL PAPER -- 28.3%
  Cargill, Inc.
    4.30% due 02/29/08*..................   375,000           372,314
  General Electric Capital Corp.
    4.68% due 01/29/08...................   400,000           398,544
  Goldman Sachs Group, Inc.
    4.32% due 01/10/08...................   250,000           249,700
  Merrill Lynch & Co.
    4.66% due 01/08/08...................   200,000           199,793

---------------------------------------------------------------------
                                           PRINCIPAL         VALUE
          SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
COMMERCIAL PAPER (CONTINUED)
  Nestle Capital Corp.
    4.20% due 01/17/08*..................  $375,000       $   374,300
  New York Life Capital Corp.
    4.12% due 02/01/08...................   350,000           348,719
  Pfizer, Inc.
    4.38% due 05/15/08*..................   250,000           245,866
  Pitney Bowes, Inc.
    4.20% due 01/15/08*..................   375,000           374,387
  Prudential Funding LLC
    4.55% due 02/12/08...................   400,000           397,877
  Toyota Motor Credit Corp.
    4.71% due 03/13/08...................   400,000           396,176
  UBS Finance Delaware LLC
    4.11% due 01/07/08...................   350,000           349,720
                                                          -----------
TOTAL COMMERCIAL PAPER
  (amortized cost $3,707,396)............                   3,707,396
                                                          -----------
MEDIUM TERM NOTES -- 8.1%
  American Honda Finance Corp.
    4.96% due 05/12/08*(2)...............   250,000           250,071
  Berkshire Hathaway Finance Corp.
    Company Guar. Notes
    4.94% due 05/16/08(2)................   125,000           125,045
  Citigroup Global Markets Holdings, Inc.
    5.19% due 03/07/08(2)................   300,000           300,034
  Holmes Master Issuer PLC
    Series 2007-1, Class 1A1
    5.01% due 03/15/08(1)(2).............   146,000           146,000
  Pendeford Master Issuer PLC Series
    2007-1A, Class 1A
    5.22% due 02/12/08*(1)(2)............   240,000           240,000
                                                          -----------
TOTAL MEDIUM TERM NOTES
  (amortized cost $1,061,150)............                   1,061,150
                                                          -----------
U.S. GOVERNMENT AGENCIES -- 32.5%
  Federal Farm Credit Bank
    Disc. Notes
    2.99% due 01/07/08...................   510,000           509,703
  Federal Home Loan Bank
    Disc. Notes
    3.78% due 01/09/08...................   367,000           366,653
    4.20% due 02/20/08...................   965,000           959,264
    4.71% due 02/06/08...................   300,000           298,548
  Federal Home Loan Mtg Assoc.
    Disc. Notes
    3.92% due 01/14/08...................   785,000           783,802
    4.11% due 02/08/08...................   500,000           497,775
    4.64% due 02/19/08...................   250,000           248,390

---------------------
    6

ANCHOR SERIES TRUST MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                                           PRINCIPAL         VALUE
          SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
---------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
  Federal National Mtg. Assoc.
    Disc. Notes
    4.67% due 02/06/08...................  $600,000       $   597,120
                                                          -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (amortized cost $4,261,255)............                   4,261,255
                                                          -----------
TOTAL SHORT-TERM INVESTMENT
  SECURITIES -- 99.9%
  (amortized cost $13,104,849)...........                  13,104,849
                                                          -----------
TOTAL INVESTMENTS
  (amortized cost $13,104,849)(3)........      99.9%       13,104,849
Other assets less liabilities............       0.1            14,374
                                           --------       -----------
NET ASSETS...............................     100.0%      $13,119,223
                                           ========       ===========

------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $2,106,938 representing 16.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  Collateralized Mortgaged Obligation
(2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(3)  See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT AND QUALITY BOND PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Federal National Mtg. Assoc. .............................   22.5%
Government National Mtg. Assoc. ..........................   22.5
Diversified Financial Services............................   17.2
Federal Home Loan Mtg. Corp. .............................    8.8
Repurchase Agreement......................................    6.6
U.S. Government Agencies..................................    5.1
U.S. Treasury Notes.......................................    3.4
Federal Farm Credit Bank..................................    2.2
Finance-Investment Banker/Broker..........................    1.9
U.S. Municipal Bonds & Notes..............................    1.6
Insurance-Multi-line......................................    1.4
Federal Home Loan Bank....................................    1.0
Special Purpose Entities..................................    1.0
Schools...................................................    1.0
Transport-Services........................................    0.9
Regional Authority........................................    0.9
Telephone-Integrated......................................    0.8
Banks-Super Regional......................................    0.7
Finance-Consumer Loans....................................    0.7
Telecom Services..........................................    0.5
Computers.................................................    0.4
Banks-Fiduciary...........................................    0.4
Diversified Manufacturing Operations......................    0.4
Medical-Drugs.............................................    0.4
Electric-Distribution.....................................    0.4
Medical-HMO...............................................    0.3
Airport Development/Maintenance...........................    0.3
Finance-Leasing Company...................................    0.3
Sovereign Agency..........................................    0.2
Insurance-Life/Health.....................................    0.2
Airlines..................................................    0.2
Banks-Money Center........................................    0.2
Electric-Integrated.......................................    0.2
Electric-Generation.......................................    0.1
Insurance-Property/Casualty...............................    0.1
                                                            -----
                                                            104.8%
                                                            =====

------------

*  Calculated as a percentage of net assets
CREDIT QUALITY +#

Government -- Agency......................................   61.3%
Government -- Treasury....................................    3.6
AAA.......................................................   18.3
AA........................................................    4.4
A.........................................................    7.0
Not Rated@................................................    5.4
                                                            -----
                                                            100.0%
                                                            =====

------------

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+  Source: Standard & Poor's

# Calculated as a percentage of total debt issues, excluding short-term investments.

---------------------
    8

ANCHOR SERIES TRUST GOVERNMENT AND QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
--------------------------------------------------------------------
ASSET BACKED SECURITIES -- 16.5%
DIVERSIFIED FINANCIAL SERVICES -- 16.5%
  Advanta Business Card Master Trust
    Series 2006-A7, Class A7
    4.97% due 10/20/12(1)............  $  3,405,000   $    3,390,778
  Banc of America Commercial Mtg.
    Inc.
    Series 2007-1, Class A4
    5.45% due 01/15/17(2)............     5,015,000        5,039,526
  Banc of America Commercial Mtg.,
    Inc.
    Series 2006-2, Class A4
    5.74% due 05/10/45(2)(3).........     7,000,000        7,234,858
  Bear Stearns Adjustable Rate Mtg.
    Trust
    Series 2005-3, Class 2A1
    5.07% due 06/25/35(3)(4).........     3,132,598        3,092,723
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2006-PW14, Class AM
    5.24% due 12/01/38(2)............     1,465,000        1,409,717
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T12, Class A4
    4.68% due 08/13/39(2)............     5,000,000        4,936,467
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T10, Class A2
    4.74% due 03/13/40(2)............     5,000,000        4,954,673
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2005-PWR9, Class A4A
    4.87% due 09/11/42(2)............     2,470,000        2,394,582
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 206-T24, Class A4
    5.54% due 10/12/41(2)............     4,745,000        4,818,556
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2006-PW11, Class A4
    5.63% due 03/11/39(2)(3).........     3,870,000        3,933,004
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2004-PWR6, Class A6
    4.83% due 11/11/41(2)............     5,000,000        4,948,613
  BMW Vehicle Lease Trust
    Series 2007-1, Class A2A
    4.64% due 11/16/09...............     5,585,000        5,585,447
  Carmax Auto Owner Trust
    Series 2006-2, Class A4
    5.14% due 11/15/11...............     2,235,000        2,256,867
  Citibank Credit Card Issuance Trust
    Series 2007, Class A8
    5.70% due 09/20/19...............     4,975,000        5,003,917
  Citigroup/Deutsche Bank Commercial
    Mtg. Trust
    Series 2005-CD1, Class A4
    5.23% due 07/15/44(2)(3).........     4,700,000        4,686,292

--------------------------------------------------------------------
                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  Commercial Mtg. Pass Through Certs.
    Series 2005-C6, Class A5A
    5.12% due 06/10/44(2)(3).........  $  4,650,000   $    4,571,139
  Commercial Mtg. Pass Through Certs.
    Series 2006-C7, Class A4
    5.77% due 06/10/46(2)(3).........     9,500,000        9,839,569
  Connecticut RRB Special Purpose
    Trust CL&P-1 A5
    Series 2001-1, Class A5
    6.21% due 12/30/11...............     3,000,000        3,142,107
  Countrywide Home Loan Mtg. Pass
    Through Trust
    Series 2005-22, Class 2A1
    5.26% due 11/25/35(1)(4).........       951,560          952,022
  Credit Suisse Mtg. Capital Certs.
    Series 2006-C1, Class A4
    5.61% due 12/15/15(2)(3).........     4,200,000        4,263,656
  Credit Suisse Mtg. Capital Certs.
    Series 2006-C4, Class A3
    5.47% due 09/15/39(2)............     2,695,000        2,716,452
  CS First Boston Mtg. Securities
    Corp.
    Series 2003-C3, Class A5
    3.94% due 05/15/38(2)............     5,000,000        4,771,986
  Daimler Chrysler Auto Trust
    Series 2006-D, Class A3
    4.98% due 02/08/11...............     1,385,000        1,385,055
  Ford Credit Auto Owner Trust
    Series 2006-B, Class A3
    5.26% due 10/15/10...............     5,150,000        5,173,103
  Ford Credit Auto Owner Trust
    Series 2005-B, Class A4
    4.29% due 01/15/10...............     1,668,202        1,665,672
  Greenwich Capital Commercial
    Funding Corp.
    Series 2005-GG5, Class A5
    5.22% due 04/10/37(2)(3).........     4,650,000        4,613,296
  Greenwich Capital Commercial
    Funding Corp.
    Series 2007-GG9, Class A4
    5.44% due 01/10/17(2)............     2,005,000        2,018,935
  GS Mtg. Securities Corp. II
    Series 2006-GG6, Class A4
    5.55% due 04/10/38(2)(3).........     4,500,000        4,569,487
  GSR Mtg. Loan Trust
    Series 2006-AR1, Class 3A1
    5.40% due 01/25/36(1)(4).........     3,056,859        3,020,640
  Harley-Davidson Motorcycle Trust,
    Series 2006-3, Class A4
    5.22% due 06/15/13...............     3,000,000        3,040,368
  Household Automotive Trust
    Series 2006-3, Class A3
    5.28% due 09/19/11...............     3,400,000        3,416,171
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-CB14, Class A4
    5.48% due 12/12/44(2)(3).........     4,700,000        4,754,353

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT AND QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
--------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP4, Class A4
    4.92% due 10/15/42(2)(3).........  $  4,500,000   $    4,365,829
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP5, Class A4
    5.33% due 12/15/44(2)(3).........     2,930,000        2,942,130
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2007-CB18, Class A4
    5.44% due 06/12/47(2)............     5,000,000        5,019,805
  JP Morgan Mtg. Trust
    Series 2005-A7, Class 1A4
    5.00% due 10/25/35(3)(4).........     4,255,889        4,274,204
  LB-UBS Commercial Mtg. Trust
    Series 2005-C5, Class A4
    4.95% due 09/15/40(2)............     4,700,000        4,567,925
  Marriott Vacation Club Owner Trust
    Series 2006-2A, Class A
    5.36% due 10/20/28*..............       680,820          690,598
  MBNA Credit Card Master Note Trust
    Series 2003-A11, Class A11
    3.65% due 03/15/11...............     2,335,000        2,313,068
  MBNA Credit Card Master Note Trust
    Series 2005-A6, Class A6
    4.50% due 01/15/13...............     3,185,000        3,188,006
  Merrill Lynch Mtg. Trust
    Series 2005-CIP1, Class A4
    5.05% due 07/12/38(2)(3).........     4,700,000        4,600,282
  Morgan Stanley Capital I
    Series 2005-IQ10, Class A4A
    5.23% due 09/15/42(2)(3).........     4,455,000        4,403,773
  Morgan Stanley Capital I
    Series 2007-HQ11, Class A4
    5.45% due 02/20/44(2)(3).........     2,215,000        2,220,252
  Morgan Stanley Capital I
    Series 2007-T25, Class A3
    5.51% due 11/12/49(2)(3).........     5,000,000        5,058,033
  Nissan Auto Lease Trust
    Series 2006-A, Class A3
    5.11% due 03/15/10...............     3,000,000        2,998,125
  Residential Accredit Loans, Inc.
    Series 2005-QA2, Class NB2
    5.25% due 02/25/35(3)(4).........     2,724,625        2,699,601
  Susquehanna Auto Lease Trust
    Series 2006-1, Class A3
    5.21% due 03/16/09*..............     1,772,811        1,772,889
  Toyota Auto Receivables Owners
    Trust
    Series 2003-B, Class A4
    2.79% due 01/15/10...............       374,901          371,855
  Wachovia Bank Commercial Mtg. Trust
    Series 2005-C20, Class A7
    5.12% due 07/15/42(2)(3).........     4,650,000        4,569,827

--------------------------------------------------------------------
                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  Wells Fargo Mtg. Backed Securities
    Trust
    Series 2006-AR5, Class 2A1
    5.53% due 04/25/36(1)(4).........  $  3,571,173   $    3,568,080
  Wells Fargo Mtg. Backed Securities
    Trust
    Series 2006-AR10, Class 4A1
    5.56% due 07/25/36(1)(4).........     4,168,893        4,190,261
  Wells Fargo Mtg. Backed Securities
    Trust
    Series 2005-AR2, Class 2A2
    4.55% due 03/25/35(1)(4).........     2,421,294        2,388,460
                                                      --------------
  TOTAL ASSET BACKED SECURITIES
    (cost $192,382,330)..............                    193,803,034
                                                      --------------
CORPORATE BONDS & NOTES -- 12.0%
AIRLINES -- 0.2%
  Southwest Airlines Co.
    Pass Through Certs.
    Series 2007-1
    6.15% due 08/01/22...............     2,805,000        2,747,778
                                                      --------------
BANKS-COMMERCIAL -- 0.0%
  US Bancorp
    Sub. Debentures
    7.50% due 06/01/26...............       400,000          456,007
                                                      --------------
BANKS-FIDUCIARY -- 0.4%
  The Bank of New York Co., Inc.
    Senior Notes
    5.13% due 11/01/11...............     5,000,000        5,065,460
                                                      --------------
BANKS-MONEY CENTER -- 0.2%
  Deutsche Bank Financial LLC
    Bank Guar. Notes
    5.38% due 03/02/15...............     2,100,000        2,097,589
                                                      --------------
BANKS-SUPER REGIONAL -- 0.7%
  Bank of America Corp.
    Senior Notes
    6.25% due 04/15/12...............     5,000,000        5,250,380
  Wachovia Corp.
    Sub. Notes
    5.25% due 08/01/14...............     3,000,000        2,933,208
                                                      --------------
                                                           8,183,588
                                                      --------------
COMPUTERS -- 0.4%
  Hewlett-Packard Co.
    Senior Notes
    5.25% due 03/01/12...............     5,000,000        5,121,415
                                                      --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
  American Express Travel Related
    Services Co., Inc.
    Senior Notes
    5.25% due 11/21/11*..............     3,000,000        3,006,696
  General Electric Capital Corp.
    Notes
    6.75% due 03/15/32...............     5,000,000        5,676,915
                                                      --------------
                                                           8,683,611
                                                      --------------

---------------------
    10

ANCHOR SERIES TRUST GOVERNMENT AND QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
ELECTRIC-INTEGRATED -- 0.2%
  Consolidated Edison Co. of New York
    Senior Notes
    5.30% due 12/01/16...............  $  1,770,000   $    1,741,084
                                                      --------------
FINANCE-CONSUMER LOANS -- 0.7%
  Household Finance Corp.
    Notes
    6.38% due 10/15/11...............     5,000,000        5,151,620
  John Deere Capital Corp.
    Notes
    4.88% due 10/15/10...............     2,625,000        2,668,305
                                                      --------------
                                                           7,819,925
                                                      --------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.9%
  Citigroup, Inc.
    Global Senior Notes
    6.13% due 11/21/17...............     5,335,000        5,480,080
  Credit Suisse First Boston USA,
    Inc.
    Notes
    4.88% due 01/15/15...............     2,435,000        2,380,505
  Goldman Sachs Group, Inc.
    Sub. Notes
    5.63% due 01/15/17...............     2,500,000        2,441,440
  Goldman Sachs Group, Inc.
    Sub. Notes
    6.75% due 10/01/37...............     2,720,000        2,664,996
  JP Morgan Chase & Co.
    Sub. Notes
    5.13% due 09/15/14...............     4,495,000        4,405,904
  Morgan Stanley
    Notes
    5.45% due 01/09/17...............     5,000,000        4,850,355
                                                      --------------
                                                          22,223,280
                                                      --------------
FINANCE-LEASING COMPANY -- 0.3%
  Boeing Capital Corp.
    Senior Notes
    4.75% due 08/25/08...............     2,995,000        3,005,171
                                                      --------------
INSURANCE-LIFE/HEALTH -- 0.2%
  Prudential Financial, Inc.
    Senior Notes
    5.50% due 03/15/16...............     2,800,000        2,777,866
                                                      --------------
INSURANCE-MULTI-LINE -- 1.1%
  General Reinsurance Corp.
    Debentures
    9.00% due 09/12/09...............     5,000,000        5,432,450
  Hartford Financial Services Group,
    Inc.
    Senior Notes
    6.10% due 10/01/41...............     5,000,000        4,746,815
  MetLife, Inc.
    Senior Bonds
    5.00% due 06/15/15...............     3,300,000        3,193,565
                                                      --------------
                                                          13,372,830
                                                      --------------

--------------------------------------------------------------------
                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
INSURANCE-PROPERTY/CASUALTY -- 0.1%
  Everest Reinsurance Holdings, Inc.
    Senior Notes
    8.75% due 03/15/10...............  $  1,130,000   $    1,236,655
                                                      --------------
MEDICAL-DRUGS -- 0.4%
  Merck & Co., Inc.
    Notes
    5.13% due 11/15/11...............     4,000,000        4,154,424
                                                      --------------
MEDICAL-HMO -- 0.3%
  UnitedHealth Group Inc.
    Senior Notes
    5.00% due 08/15/14...............     4,000,000        3,871,640
                                                      --------------
SCHOOLS -- 1.0%
  President and Fellows of Harvard
    College
    Bonds
    6.30% due 10/01/37...............     5,000,000        5,351,720
  Stanford University
    Debentures
    6.88% due 02/01/24...............     5,000,000        5,771,300
                                                      --------------
                                                          11,123,020
                                                      --------------
SPECIAL PURPOSE ENTITIES -- 1.0%
  John Hancock Funds
    Notes
    7.38% due 02/15/24*..............     5,000,000        5,668,785
  Pacific Beacon LLC
    Bonds
    5.38% due 07/15/26*..............       665,000          653,096
  Postal Square LP
    U.S. Government Guar. Notes
    8.95% due 06/15/22...............     3,875,500        4,939,286
                                                      --------------
                                                          11,261,167
                                                      --------------
TELECOM SERVICES -- 0.5%
  Bellsouth Telecommunications, Inc.
    Debentures
    7.00% due 12/01/95...............       430,000          448,358
  Verizon Global Funding Corp.
    Senior Notes
    6.88% due 06/15/12...............     5,000,000        5,411,085
                                                      --------------
                                                           5,859,443
                                                      --------------
TELEPHONE-INTEGRATED -- 0.8%
  AT&T, Inc.
    Notes
    6.45% due 06/15/34...............     3,040,000        3,133,234
  AT&T, Inc.
    Notes
    6.80% due 05/15/36...............       950,000        1,027,983
  BellSouth Corp.
    Bonds
    6.55% due 06/15/34...............     4,865,000        5,031,889
                                                      --------------
                                                           9,193,106
                                                      --------------

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT AND QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
TRANSPORT-SERVICES -- 0.9%
  Federal Express Corp.
    Pass Through Certs.
    Series 981A, Class A
    6.72% due 01/15/22...............  $  3,800,482   $    4,071,384
  United Parcel Service, Inc.
    Debentures
    8.38% due 04/01/20...............     5,000,000        6,491,500
                                                      --------------
                                                          10,562,884
                                                      --------------
TOTAL CORPORATE BONDS & NOTES
  (cost $137,629,327)................                    140,557,943
                                                      --------------
FOREIGN CORPORATE BONDS & NOTES -- 1.5%
AIRPORT DEVELOPMENT/MAINTENANCE -- 0.3%
  SCL Terminal Aereo Santiago SA
    Sec. Notes
    6.95% due 07/01/12*..............     3,666,220        3,834,609
                                                      --------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.4%
  Siemens Financieringsmat NV
    Notes
    5.75% due 10/17/16*..............     4,725,000        4,817,856
                                                      --------------
ELECTRIC-DISTRIBUTION -- 0.4%
  Hydro-Quebec
    Local Government Guar.
    Debentures
    Series HY
    8.40% due 01/15/22...............     3,000,000        4,062,207
                                                      --------------
ELECTRIC-GENERATION -- 0.1%
  Abu Dhabi National Energy Co.
    Notes
    5.88% due 10/27/16*..............     1,385,000        1,356,109
                                                      --------------
INSURANCE-MULTI-LINE -- 0.3%
  AXA SA
    Sub. Notes
    8.60% due 12/15/30...............     3,000,000        3,678,528
                                                      --------------
TOTAL FOREIGN CORPORATE BONDS & NOTES
  (cost $16,163,615).................                     17,749,309
                                                      --------------
MUNICIPAL BONDS & NOTES -- 1.6%
U.S. MUNICIPAL BONDS & NOTES -- 1.6%
  Atlanta Downtown Development
    Authority
    6.88% due 02/01/21...............     6,000,000        6,657,900
  Illinois State Taxable-Pension
    5.10% due 06/01/33...............     2,860,000        2,777,890
  Oregon School Boards Assoc.
    4.76% due 06/30/28...............     2,800,000        2,575,524
  Sonoma County, California Pension
    Obligation
    Series A
    3.24% due 12/01/08...............     3,730,000        3,689,492

--------------------------------------------------------------------
                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
U.S. MUNICIPAL BONDS & NOTES (CONTINUED)
  Wisconsin State General Revenue
    Series A
    5.70% due 05/01/26...............  $  2,500,000   $    2,564,000
                                                      --------------
TOTAL MUNICIPAL BONDS & NOTES
  (cost $18,741,512).................                     18,264,806
                                                      --------------
U.S. GOVERNMENT AGENCIES -- 58.1%
FEDERAL FARM CREDIT BANK -- 2.2%
  4.88% due 01/14/11*................    24,800,000       25,639,517
                                                      --------------
FEDERAL HOME LOAN BANK -- 1.0%
  4.88% due 11/18/11.................    11,375,000       11,803,269
                                                      --------------
FEDERAL HOME LOAN MTG. CORP. -- 8.8%
  4.50% due 08/01/35.................       893,166          844,758
  4.50% due 09/01/35.................        81,717           77,288
  4.50% due 10/01/35.................     3,801,859        3,595,807
  4.50% due 12/01/35.................     3,798,699        3,592,819
  5.00% due 09/01/35.................     1,655,974        1,616,681
  5.00% due 10/01/35.................     7,634,239        7,453,558
  5.00% due 11/01/35.................    17,800,674       17,379,256
  5.00% due 12/01/35.................     2,082,724        2,033,379
  5.00% due 02/01/36.................    13,279,369       12,964,181
  5.00% due 05/01/36.................       273,318          266,981
  5.00% due 06/01/36.................       238,965          233,295
  6.00% due 06/01/34.................       101,379          103,098
  6.00% due 08/01/35.................       580,462          589,564
  6.00% due 01/01/36.................        84,392           85,716
  6.00% due 06/01/36.................     9,337,538        9,489,425
  6.00% due 08/01/36.................     3,914,313        3,973,169
  6.00% due 09/01/36.................    16,742,054       16,993,787
  6.00% due 10/01/36.................     3,754,830        3,816,323
  6.00% due 11/01/36.................       890,347          903,734
  6.00% due 12/01/36.................    10,549,326       10,707,944
  7.50% due 05/01/27.................         7,756            8,305
  14.75% due 03/01/10................         3,250            3,662
REMIC
  Series 2630, Class KN
  2.50% due 04/15/13(4)..............     5,953,180        5,890,575
                                                      --------------
                                                         102,623,305
                                                      --------------
FEDERAL NATIONAL MTG. ASSOC. -- 22.5%
  4.50% due 08/01/35.................     4,527,185        4,287,101
  4.50% due 09/01/35.................    13,175,230       12,476,527
  4.50% due 12/01/35.................        51,717           48,975
  5.00% due 01/01/17.................       159,048          159,396
  5.00% due 02/01/17.................        64,604           64,745
  5.00% due 10/01/17.................     6,878,917        6,895,478
  5.00% due 11/01/17.................       976,017          978,367
  5.00% due 12/01/17.................       507,426          508,648
  5.00% due 01/01/18.................     1,195,720        1,198,598
  5.00% due 02/01/18.................     2,601,127        2,607,564
  5.00% due 05/01/18.................       205,779          206,293
  5.00% due 06/01/18.................    23,456,335       23,514,893
  5.00% due 09/01/18.................       454,873          456,005
  5.00% due 10/01/18.................     2,354,458        2,360,343

---------------------
    12

ANCHOR SERIES TRUST GOVERNMENT AND QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
  5.00% due 11/01/18.................  $  1,381,403   $    1,384,857
  5.00% due 12/01/18.................     6,661,802        6,678,457
  5.00% due 01/01/19.................     3,089,449        3,097,171
  5.00% due 02/01/19.................     5,138,778        5,149,623
  5.00% due 03/01/19.................     7,087,080        7,100,492
  5.00% due 04/01/19.................     6,499,898        6,512,585
  5.00% due 05/01/19.................     5,999,479        6,010,706
  5.00% due 06/01/19.................     4,334,472        4,342,467
  5.00% due 09/01/19.................       333,663          334,278
  5.00% due 10/01/19.................     1,413,535        1,416,143
  5.00% due 11/01/19.................     1,883,901        1,887,376
  5.00% due 12/01/19.................     2,679,229        2,684,171
  5.00% due 06/01/33.................        99,557           97,288
  5.00% due 07/01/33.................     2,257,310        2,205,852
  5.00% due 11/01/33.................       775,189          757,518
  5.00% due 03/01/34.................     5,134,953        5,017,896
  5.00% due 05/01/34.................     1,427,339        1,394,247
  5.00% due 06/01/34.................       788,682          770,397
  5.00% due 09/01/34.................     3,249,504        3,174,166
  5.00% due 07/01/35.................     8,311,529        8,114,316
  5.00% due 08/01/35.................     7,243,549        7,071,678
  5.00% due 09/01/35.................     4,794,098        4,680,346
  5.00% due 10/01/35.................     2,926,900        2,857,452
  5.00% due Jan TBA..................    14,785,000       14,424,616
  5.50% due 08/01/35.................     6,009,389        6,005,723
  5.50% due 10/01/35.................     1,413,442        1,412,580
  5.50% due 11/01/35.................     3,235,653        3,233,679
  5.50% due 12/01/35.................       220,717          220,583
  5.50% due 04/01/36.................        24,692           24,677
  5.50% due 10/01/36.................     8,600,408        8,591,116
  5.50% due 11/01/36.................     1,906,360        1,904,300
  5.50% due 01/01/37.................     1,966,997        1,964,872
  5.50% due 02/01/37.................        27,015           26,985
  5.50% due 03/01/37.................       251,503          251,220
  5.50% due 04/01/37.................     5,954,343        5,947,634
  5.50% due 05/01/37.................     1,200,912        1,199,558
  5.50% due 06/01/37.................        27,449           27,418
  5.50% due 07/01/37.................     1,017,712        1,016,565
  5.50% due 08/01/37.................     7,546,902        7,538,398
  6.00% due 06/01/35.................       230,791          234,681
  6.00% due 09/01/35.................       226,490          230,127
  6.00% due 11/01/35.................        42,541           43,224
  6.00% due 05/01/36.................       436,999          443,857
  6.00% due 07/01/36.................        80,238           81,497
  6.00% due 10/01/37.................     1,024,618        1,040,559
  6.00% due 11/01/37.................     5,999,987        6,093,339
  6.00% due 12/01/37.................    37,966,427       38,558,262
  6.50% due 07/01/36.................    10,697,849       10,997,843
  6.50% due 08/01/36.................    13,195,959       13,566,006
  6.50% due 10/01/36.................       326,623          335,783
                                                      --------------
                                                         263,917,517
                                                      --------------

--------------------------------------------------------------------
                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
GOVERNMENT NATIONAL MTG. ASSOC. -- 22.5%
  5.00% due 10/15/34.................  $     50,858   $       53,912
  5.00% due 07/15/33.................     8,723,158        8,598,193
  5.00% due 10/15/33.................       716,753          706,484
  5.00% due 11/15/33.................       606,881          598,187
  5.00% due 12/15/33.................       167,765          165,361
  5.00% due 01/15/34.................     1,107,387        1,091,559
  5.00% due 02/15/34.................       556,887          548,928
  5.00% due 03/15/34.................       542,491          534,737
  5.00% due 05/15/34.................        33,881           33,397
  5.00% due 11/15/34.................    21,274,533       20,970,197
  5.00% due 03/15/35.................       234,248          230,892
  5.00% due 06/15/35.................       181,291          178,693
  5.00% due 08/15/35.................       839,491          827,464
  5.00% due 09/15/35.................     1,674,786        1,650,791
  5.00% due 10/15/35.................       626,108          617,138
  5.00% due 11/15/35.................     2,368,137        2,334,209
  5.00% due 12/15/35.................     1,839,188        1,812,840
  5.00% due 01/15/36.................       974,670          960,498
  5.00% due 02/15/36.................       341,918          336,947
  5.00% due 03/15/36.................     3,067,486        3,022,884
  5.00% due 04/15/36.................     2,781,010        2,740,574
  5.00% due 05/15/36.................     1,182,156        1,164,968
  5.00% due 07/15/36.................     1,568,475        1,545,670
  5.00% due 09/15/36.................       967,126          951,996
  5.00% due 11/15/36.................       100,269           98,811
  5.00% due Jan TBA..................    45,000,000       44,339,040
  5.50% due 10/15/32.................       197,702          199,370
  5.50% due 11/15/32.................       359,317          362,352
  5.50% due 12/15/32.................       445,165          448,922
  5.50% due 01/15/33.................     7,157,084        7,213,002
  5.50% due 02/15/33.................     9,477,149        9,551,193
  5.50% due 03/15/33.................     6,677,454        6,729,624
  5.50% due 05/15/33.................       939,859          947,203
  5.50% due 06/15/33.................       680,843          686,164
  5.50% due 07/15/33.................        80,749           81,380
  5.50% due 08/15/33.................       441,201          444,648
  5.50% due 09/15/33.................     1,395,532        1,406,434
  5.50% due 10/15/33.................       142,896          144,012
  5.50% due 11/15/33.................     1,260,032        1,269,876
  5.50% due 01/15/34.................     1,107,291        1,115,707
  5.50% due 02/15/34.................       854,037          860,528
  5.50% due 03/15/34.................     5,638,867        5,681,725
  5.50% due 04/15/34.................       243,372          245,221
  5.50% due 05/15/34.................       321,276          323,718
  5.50% due 06/15/34.................       819,603          825,834
  5.50% due 07/15/34.................       289,060          291,258
  5.50% due 08/15/34.................       116,425          117,310
  5.50% due 09/15/34.................     5,073,507        5,112,067
  5.50% due 10/15/34.................     3,919,833        3,949,624
  5.50% due 04/15/36.................       198,860          200,332
  5.50% due 01/15/37.................    29,855,614       30,075,963
  5.50% due 04/15/37.................    29,585,011       29,796,602
  5.50% due 06/15/37.................    29,481,904       29,699,495

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT AND QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
  5.50% due 07/15/37.................  $  9,705,157   $    9,776,786
  6.00% due 03/15/28.................        46,312           47,586
  6.00% due 06/15/28.................        20,814           21,387
  6.00% due 08/15/28.................       105,890          108,803
  6.00% due 09/15/28.................        89,116           91,568
  6.00% due 10/15/28.................       101,042          103,821
  6.00% due 11/15/28.................        25,926           26,639
  6.00% due 12/15/28.................       338,971          348,288
  6.00% due 03/15/29.................         4,702            4,830
  6.00% due 04/15/29.................        16,077           16,513
  6.00% due 07/15/31.................         5,368            5,509
  6.00% due 01/15/32.................        65,626           67,309
  6.00% due 02/15/32.................         2,897            2,971
  6.00% due 07/15/32.................        29,285           30,036
  6.00% due 09/15/32.................        41,578           42,643
  6.00% due 10/15/32.................     1,260,201        1,292,532
  6.00% due 11/15/32.................        56,483           57,932
  6.00% due 01/15/33.................        10,177           10,432
  6.00% due 02/15/33.................       165,815          169,972
  6.00% due 03/15/33.................       225,614          231,269
  6.00% due 04/15/33.................       213,320          218,668
  6.00% due 05/15/33.................       186,957          191,644
  6.00% due 12/15/33.................       165,127          169,314
  6.00% due 08/15/34.................        31,635           32,421
  6.00% due 09/15/34.................       598,490          613,355
  6.00% due 10/15/34.................       325,078          333,152
  6.50% due 07/15/09.................         2,070            2,093
  6.50% due 04/15/11.................         1,174            1,210
  6.50% due 01/15/12.................        14,803           15,338
  6.50% due 02/15/12.................         6,198            6,423
  6.50% due 10/15/12.................        11,038           11,438
  6.50% due 11/15/12.................        28,268           29,291
  6.50% due 01/15/13.................        11,357           11,768
  6.50% due 05/15/13.................        27,305           28,293
  6.50% due 01/15/14.................        86,352           89,496
  6.50% due 02/15/14.................         5,427            5,625
  6.50% due 03/15/14.................       159,789          165,607
  6.50% due 04/15/14.................       137,841          142,860
  6.50% due 05/15/14.................       225,457          233,665
  6.50% due 06/15/14.................         6,445            6,681
  6.50% due 07/15/14.................         6,176            6,401
  6.50% due 08/15/14.................       207,631          215,190
  6.50% due 10/15/14.................           366              379
  6.50% due 05/15/23.................        10,242           10,638
  6.50% due 06/15/23.................        14,965           15,544
  6.50% due 07/15/23.................        66,567           69,142
  6.50% due 08/15/23.................        11,673           12,125
  6.50% due 10/15/23.................        81,368           84,517
  6.50% due 11/15/23.................       129,603          134,619
  6.50% due 12/15/23.................       255,668          265,560
  6.50% due 03/15/26.................        52,670           54,725
  6.50% due 02/15/27.................        10,434           10,840

--------------------------------------------------------------------
                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
  6.50% due 12/15/27.................  $      8,201   $        8,519
  6.50% due 01/15/28.................        78,877           81,867
  6.50% due 02/15/28.................        88,097           91,436
  6.50% due 03/15/28.................       193,891          201,273
  6.50% due 04/15/28.................       164,359          170,587
  6.50% due 05/15/28.................       288,883          299,831
  6.50% due 06/15/28.................       322,611          334,841
  6.50% due 07/15/28.................       356,023          369,521
  6.50% due 08/15/28.................       322,037          334,243
  6.50% due 09/15/28.................       388,817          403,554
  6.50% due 10/15/28.................       834,428          866,058
  6.50% due 11/15/28.................       243,387          252,645
  6.50% due 12/15/28.................       305,304          316,886
  6.50% due 01/15/29.................         5,887            6,109
  6.50% due 02/15/29.................        79,194           82,199
  6.50% due 03/15/29.................        75,180           78,022
  6.50% due 04/15/29.................        60,478           62,764
  6.50% due 05/15/29.................       256,669          266,369
  6.50% due 06/15/29.................        87,098           90,390
  6.50% due 03/15/31.................        19,895           20,627
  6.50% due 04/15/31.................        78,442           81,331
  6.50% due 05/15/31.................       444,108          460,460
  6.50% due 06/15/31.................       360,393          373,649
  6.50% due 07/15/31.................       593,128          614,946
  6.50% due 08/15/31.................       249,331          258,503
  6.50% due 09/15/31.................       362,842          376,189
  6.50% due 10/15/31.................       443,853          460,230
  6.50% due 11/15/31.................        95,614           99,131
  6.50% due 12/15/31.................        39,157           40,598
  6.50% due 01/15/32.................       636,991          660,416
  6.50% due 02/15/32.................       197,448          204,708
  6.50% due 03/15/32.................         6,151            6,378
  6.50% due 04/15/32.................       173,406          179,783
  6.50% due 05/15/32.................       415,960          431,255
  7.00% due 03/15/09.................         1,294            1,318
  7.00% due 06/15/09.................           414              422
  7.00% due 09/15/10.................         3,896            4,002
  7.00% due 01/15/11.................        10,380           10,748
  7.00% due 03/15/11.................        33,987           35,193
  7.00% due 04/15/11.................         3,514            3,638
  7.00% due 05/15/11.................        28,478           29,487
  7.00% due 07/15/11.................        26,874           27,827
  7.00% due 08/15/11.................         5,283            5,470
  7.00% due 09/15/11.................        55,106           57,061
  7.00% due 11/15/11.................        15,030           15,563
  7.00% due 12/15/11.................        52,848           54,721
  7.00% due 01/15/12.................        73,888           77,004
  7.00% due 12/15/12.................        20,450           21,313
  7.00% due 11/15/31.................       527,917          559,587
  7.00% due 03/15/32.................        51,703           54,808
  7.00% due 01/15/33.................       131,843          139,764
  7.00% due 05/15/33.................       359,474          381,075
  7.00% due 07/15/33.................       260,383          276,031

---------------------
    14

ANCHOR SERIES TRUST GOVERNMENT AND QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
  8.00% due 09/15/29.................  $      7,031   $        7,608
  8.00% due 10/15/29.................           515              558
  8.00% due 11/15/29.................        10,274           11,116
  8.00% due 12/15/29.................        24,506           26,516
  8.00% due 01/15/30.................        40,517           43,861
  8.00% due 03/15/30.................         1,069            1,157
  8.00% due 04/15/30.................       125,941          136,339
  8.00% due 06/15/30.................         4,575            4,953
  8.00% due 07/15/30.................         2,696            2,918
  8.00% due 08/15/30.................        33,456           36,217
  8.00% due 09/15/30.................        33,357           36,110
  8.00% due 10/15/30.................         6,190            6,701
  8.00% due 11/15/30.................        17,160           18,577
  8.00% due 12/15/30.................         8,430            9,125
  8.00% due 02/15/31.................       118,856          128,678
  8.00% due 03/15/31.................        35,250           38,163
  10.00% due 03/20/14................         5,290            5,962
  10.00% due 06/20/14................         2,086            2,351
  10.00% due 07/20/14................         5,541            6,245
  10.00% due 04/20/16................        20,872           23,906
  10.00% due 05/20/16................        10,602           12,143
  10.00% due 08/20/16................         2,489            2,851
  10.00% due 01/20/17................         8,566            9,848
  10.00% due 02/20/17................        11,537           13,264
  10.00% due 03/20/17................        10,457           11,969
  12.00% due 01/20/16................           395              457
  12.75% due 07/15/14................        29,890           34,478
  13.50% due 09/20/14................         1,890            2,206
REMIC
  Series 2005-74 Class HB
  7.50% due 09/15/35(4)..............     1,567,251        1,692,937
  Series 2005-74 Class HC
  7.50% due 09/16/35(4)..............       555,644          596,986
  Series 2005-74, Class HA
  7.50% due 09/16/35(4)..............       409,744          430,743
                                                      --------------
                                                         263,234,075
                                                      --------------
REGIONAL AUTHORITY -- 0.9%
  Housing Urban Development
    U.S. Government Guar.
    5.05% due 08/01/13...............    10,000,000       10,498,430
                                                      --------------
SOVEREIGN AGENCY -- 0.2%
  Financing Corp. FICO STRIP
    Series 12
    zero coupon due 12/06/13.........     2,050,000        1,623,508
  Financing Corp. FICO STRIP
    Series 13
    zero coupon due 12/27/13.........     1,630,000        1,285,514
                                                      --------------
                                                           2,909,022
                                                      --------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $671,844,880)................                    680,625,135
                                                      --------------

--------------------------------------------------------------------
                                        PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
U.S. GOVERNMENT TREASURIES -- 3.4%
U.S. TREASURY NOTES -- 3.4%
  4.63% due 02/15/17.................  $ 12,825,000   $   13,408,140
  4.75% due 05/31/12.................    25,000,000       26,384,775
                                                      --------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $37,540,100).................                     39,792,915
                                                      --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $1,074,301,764)..............                  1,090,793,142
                                                      --------------
SHORT-TERM INVESTMENT SECURITIES -- 5.1%
U.S. GOVERNMENT AGENCIES -- 5.1%
  Federal Home Loan Bank
    Disc. Notes
    3.20% due 01/04/08...............    35,000,000       34,987,575
  Federal National Mtg. Assoc.
    Disc. Notes
    3.97% due 01/22/08...............    25,000,000       24,939,333
                                                      --------------
TOTAL SHORT-TERM INVESTMENT
  SECURITIES
  (cost $59,926,908).................                     59,926,908
                                                      --------------
REPURCHASE AGREEMENT -- 6.6%
  Banc of America Securities Joint
    Repurchase Agreement
    (cost $77,315,000)(5)............    77,315,000       77,315,000
                                                      --------------
TOTAL INVESTMENTS
  (cost $1,211,543,672)(6)...........         104.8%   1,228,035,050
Liabilities in excess of other
  assets.............................          (4.8)     (56,213,620)
                                       ------------   --------------
NET ASSETS...........................         100.0%  $1,171,821,430
                                       ============   ==============

------------
 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $47,440,155 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(2)  Commercial Mortgage-Backed Security
(3) Variable Rate Security -- the rate reflected is as of December 31, 2007, maturity date reflects the stated maturity date.
(4)  Collateralized Mortgaged Obligation
(5)  See Note 2 for details of Joint Repurchase Agreement.
(6)  See Note 6 for cost of investments on a tax basis.

REMIC -- Real Estate Mortgage Investment Conduit
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Federal National Mtg. Assoc................................   8.1%
Federal Home Loan Mtg. Corp. ..............................   7.7
Repurchase Agreement.......................................   6.7
U.S. Treasury Notes........................................   3.9
Real Estate Investment Trusts..............................   3.2
Electric-Integrated........................................   3.1
Finance-Investment Banker/Broker...........................   2.7
Medical-Drugs..............................................   2.6
Oil Companies-Integrated...................................   2.5
Computers..................................................   2.5
Telephone-Integrated.......................................   2.0
Banks-Commercial...........................................   1.8
Diversified Manufacturing Operations.......................   1.8
Oil Companies-Exploration & Production.....................   1.8
Electronic Components-Semiconductors.......................   1.8
Insurance-Multi-line.......................................   1.7
Diversified Financial Services.............................   1.5
Networking Products........................................   1.3
Applications Software......................................   1.2
Government National Mtg. Assoc.............................   1.2
Retail-Restaurants.........................................   1.0
Banks-Super Regional.......................................   1.0
Beverages-Non-alcoholic....................................   1.0
Pipelines..................................................   0.9
Therapeutics...............................................   0.9
Multimedia.................................................   0.9
Aerospace/Defense..........................................   0.8
Web Portals/ISP............................................   0.8
Data Processing/Management.................................   0.8
Oil-Field Services.........................................   0.8
Agricultural Chemicals.....................................   0.8
Steel-Producers............................................   0.7
Electric Products-Misc.....................................   0.7
Food-Misc..................................................   0.7
U.S. Treasury Bonds........................................   0.7
Auto-Cars/Light Trucks.....................................   0.7
Tobacco....................................................   0.6
Instruments-Scientific.....................................   0.6
Non-Hazardous Waste Disposal...............................   0.6
Medical-Wholesale Drug Distribution........................   0.6
Food-Retail................................................   0.6
Retail-Drug Store..........................................   0.6
Cosmetics & Toiletries.....................................   0.6
Investment Management/Advisor Services.....................   0.5
Medical-Generic Drugs......................................   0.5
Medical Instruments........................................   0.5
Federal Home Loan Bank.....................................   0.5
Apparel Manufacturers......................................   0.5
Cellular Telecom...........................................   0.5
Retail-Major Department Stores.............................   0.5
Oil Field Machinery & Equipment............................   0.4
Insurance-Life/Health......................................   0.4
Airlines...................................................   0.4
E-Commerce/Services........................................   0.4
Metal-Diversified..........................................   0.4
Diversified Minerals.......................................   0.4
Pharmacy Services..........................................   0.4%
Insurance-Reinsurance......................................   0.4
Machinery-Farming..........................................   0.4
Telecom Services...........................................   0.4
Banks-Fiduciary............................................   0.4
Brewery....................................................   0.4
Transport-Rail.............................................   0.4
Aerospace/Defense-Equipment................................   0.4
Cable TV...................................................   0.4
Medical-HMO................................................   0.3
Casino Services............................................   0.3
Electronic Measurement Instruments.........................   0.3
Food-Confectionery.........................................   0.3
Real Estate Operations & Development.......................   0.3
Audio/Video Products.......................................   0.3
Import/Export..............................................   0.3
Retail-Discount............................................   0.3
Gas-Distribution...........................................   0.3
Wireless Equipment.........................................   0.3
E-Commerce/Products........................................   0.3
Insurance-Property/Casualty................................   0.3
Publishing-Books...........................................   0.3
Enterprise Software/Service................................   0.3
Engineering/R&D Services...................................   0.3
Oil Refining & Marketing...................................   0.3
Computer Services..........................................   0.3
Optical Supplies...........................................   0.2
Consumer Products-Misc.....................................   0.2
Medical Products...........................................   0.2
Sovereign..................................................   0.2
Office Automation & Equipment..............................   0.2
Casino Hotels..............................................   0.2
Metal Processors & Fabrication.............................   0.2
Savings & Loans/Thrifts....................................   0.2
Commercial Services-Finance................................   0.2
Medical-Biomedical/Gene....................................   0.2
Forestry...................................................   0.2
Medical Labs & Testing Services............................   0.2
Building Products-Cement...................................   0.2
Semiconductors Components-Intergrated Circuits.............   0.2
Chemicals-Specialty........................................   0.2
Agricultural Operations....................................   0.2
Retail-Jewelry.............................................   0.2
Rubber-Tires...............................................   0.2
Toys.......................................................   0.2
Tools-Hand Held............................................   0.2
Electronic Forms...........................................   0.2
Coatings/Paint.............................................   0.2
Auto/Truck Parts & Equipment-Original......................   0.2
Chemicals-Diversified......................................   0.1
Computers-Memory Devices...................................   0.1
Transport-Services.........................................   0.1
Cruise Lines...............................................   0.1
Semiconductor Equipment....................................   0.1
Finance-Consumer Loans.....................................   0.1
Paper & Related Products...................................   0.1

---------------------
    16

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

Athletic Footwear..........................................   0.1%
Auto-Heavy Duty Trucks.....................................   0.1
Machinery-General Industrial...............................   0.1
Retail-Apparel/Shoe........................................   0.1
Advertising Services.......................................   0.1
Commercial Services........................................   0.1
Medical Information Systems................................   0.1
Oil & Gas Drilling.........................................   0.1
Electronics-Military.......................................   0.1
Beverages-Wine/Spirits.....................................   0.1
Machine Tools & Related Products...........................   0.1
Dialysis Centers...........................................   0.1
Rental Auto/Equipment......................................   0.1
Containers-Metal/Glass.....................................   0.1
Transactional Software.....................................   0.1
Electronic Components-Misc.................................   0.1
Building & Construction Products-Misc......................   0.1
Hotels/Motels..............................................   0.1
Internet Application Software..............................   0.1
Electronic Parts Distribution..............................   0.1
Computers-Periphery Equipment..............................   0.1
Medical-Hospitals..........................................   0.1
Television.................................................   0.1
Special Purpose Entities...................................   0.1
Office Furnishings-Original................................   0.1
Computers-Integrated Systems...............................   0.1
Health Care Cost Containment...............................   0.1
Retail-Regional Department Stores..........................   0.1
Transport-Marine...........................................   0.1
Footwear & Related Apparel.................................   0.1
                                                             ----
                                                             99.4%
                                                             ====

------------
* Calculated as a percentage of net assets

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK -- 60.2%
ADVANCED MATERIALS -- 0.0%
  Ceradyne, Inc.+........................         200   $      9,386
                                                        ------------
ADVERTISING SERVICES -- 0.1%
  Getty Images, Inc.+....................       1,700         49,300
  inVentiv Health, Inc.+.................       3,000         92,880
  WPP Group PLC ADR......................       4,500        289,305
                                                        ------------
                                                             431,485
                                                        ------------
AEROSPACE/DEFENSE -- 0.7%
  Boeing Co. ............................      10,350        905,211
  General Dynamics Corp. ................      11,700      1,041,183
  Lockheed Martin Corp. .................       3,600        378,936
  Northrop Grumman Corp. ................       1,800        141,552
  Teledyne Technologies, Inc.+...........       1,000         53,330
                                                        ------------
                                                           2,520,212
                                                        ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
  United Technologies Corp. .............      18,100      1,385,374
                                                        ------------
AGRICULTURAL CHEMICALS -- 0.8%
  Monsanto Co. ..........................      14,000      1,563,660
  Potash Corp. of Saskatchewan, Inc. ....       9,250      1,331,630
                                                        ------------
                                                           2,895,290
                                                        ------------
AGRICULTURAL OPERATIONS -- 0.2%
  Archer-Daniels-Midland Co. ............      13,600        631,448
                                                        ------------
AIRLINES -- 0.4%
  Alaska Air Group, Inc.+................       2,500         62,525
  AMR Corp.+.............................      11,900        166,957
  Cathay Pacific Airways, Ltd. ADR.......       7,000         89,950
  Continental Airlines, Inc., Class B+...       8,100        180,225
  UAL Corp. .............................      32,000      1,141,120
                                                        ------------
                                                           1,640,777
                                                        ------------
AIRPORT DEVELOPMENT/MAINTENANCE -- 0.0%
  Macquarie Airports Management,
    Ltd.(1)..............................      23,600         83,615
                                                        ------------
APPAREL MANUFACTURERS -- 0.5%
  Coach, Inc.+...........................       8,000        244,640
  Columbia Sportswear Co. ...............         900         39,681
  G-III Apparel Group, Ltd.+.............       4,000         59,080
  Guess ?, Inc. .........................      27,000      1,023,030
  Gymboree Corp.+........................       1,600         48,736
  Phillips-Van Heusen Corp. .............       2,200         81,092
  VF Corp. ..............................       4,000        274,640
                                                        ------------
                                                           1,770,899
                                                        ------------
APPLICATIONS SOFTWARE -- 1.2%
  Actuate Corp.+.........................       7,800         60,606
  Microsoft Corp. .......................     124,000      4,414,400
  Quest Software, Inc.+..................       4,000         73,760
                                                        ------------
                                                           4,548,766
                                                        ------------
ATHLETIC FOOTWEAR -- 0.1%
  NIKE, Inc., Class B....................       7,520        483,085
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
AUDIO/VIDEO PRODUCTS -- 0.3%
  Matsushita Electric Industrial Co.,
    Ltd. ADR.............................      25,000   $    511,000
  Sony Corp. ADR.........................      11,900        646,170
                                                        ------------
                                                           1,157,170
                                                        ------------
AUTO-CARS/LIGHT TRUCKS -- 0.7%
  Daimler AG.............................       2,000        191,260
  Fiat SpA ADR...........................      13,000        331,500
  General Motors Corp. ..................      18,000        448,020
  Nissan Motor Co., Ltd. ADR.............      19,000        412,680
  Toyota Motor Co. ADR...................      10,300      1,093,551
                                                        ------------
                                                           2,477,011
                                                        ------------
AUTO-HEAVY DUTY TRUCKS -- 0.1%
  New Flyer Industries, Inc. ............      16,800        214,309
  PACCAR, Inc. ..........................       4,918        267,932
                                                        ------------
                                                             482,241
                                                        ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.2%
  Johnson Controls, Inc. ................       8,800        317,152
  Magna International, Inc., Class A.....       3,300        265,419
                                                        ------------
                                                             582,571
                                                        ------------
BANKS-COMMERCIAL -- 1.8%
  Allied Irish Banks PLC ADR.............       4,000        183,760
  Banco Santander Central Hispano SA
    ADR..................................      40,000        861,600
  Bank of Hawaii Corp. ..................       3,000        153,420
  Bank of Ireland ADR....................       7,100        429,124
  Bank of Nova Scotia....................      13,600        686,800
  Banner Corp. ..........................         830         23,846
  Barclays PLC ADR.......................      33,000      1,332,210
  Cascade Bancorp........................         200          2,784
  Citizens Republic Bancorp..............       6,700         97,217
  City National Corp. ...................       2,300        136,965
  Cullen/Frost Bankers, Inc. ............       3,400        172,244
  East West Bancorp, Inc. ...............       4,769        115,553
  F.N.B. Corp. ..........................       6,900        101,430
  FirstMerit Corp. ......................       4,660         93,247
  HBOS PLC ADR...........................      14,000        205,800
  Kookmin Bank ADR.......................       5,000        366,600
  National Bank of Greece SA ADR.........      39,000        537,810
  Pacific Capital Bancorp................         866         17,432
  Preferred Bank Los Angeles
    California...........................       2,700         70,254
  Royal Bank of Canada...................       6,000        306,240
  TCF Financial Corp. ...................      10,800        193,644
  Toronto-Dominion Bank..................       7,800        545,610
  TrustCo Bank Corp. NY..................      13,400        132,928
  UCBH Holdings, Inc. ...................       1,700         24,072
  UnionBanCal Corp. .....................       1,100         53,801
  United Community Banks, Inc. ..........       4,500         71,100
  Zions Bancorp..........................         100          4,669
                                                        ------------
                                                           6,920,160
                                                        ------------

---------------------
    18

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
BANKS-FIDUCIARY -- 0.4%
  Northern Trust Corp. ..................       1,900   $    145,502
  The Bank of New York Mellon Corp. .....      24,558      1,197,448
                                                        ------------
                                                           1,342,950
                                                        ------------
BANKS-SUPER REGIONAL -- 0.8%
  Bank of America Corp. .................      26,906      1,110,142
  Huntington Bancshares, Inc. ...........       4,900         72,324
  PNC Financial Services Group, Inc. ....       9,500        623,675
  US Bancorp.............................      15,700        498,318
  Wells Fargo & Co. .....................      29,558        892,356
                                                        ------------
                                                           3,196,815
                                                        ------------
BEVERAGES-NON-ALCOHOLIC -- 1.0%
  PepsiCo, Inc. .........................      10,800        819,720
  The Coca-Cola Co. .....................      50,500      3,099,185
                                                        ------------
                                                           3,918,905
                                                        ------------
BEVERAGES-WINE/SPIRITS -- 0.1%
  Diageo PLC ADR.........................       4,000        343,320
                                                        ------------
BREWERY -- 0.4%
  Anheuser-Busch Cos., Inc. .............       8,000        418,720
  Molson Coors Brewing Co., Class B......       5,000        258,100
  SABMiller PLC ADR......................      25,400        721,360
                                                        ------------
                                                           1,398,180
                                                        ------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.1%
  Simpson Manufacturing Co., Inc. .......       3,500         93,065
  Vulcan Materials Co. ..................       2,200        173,998
                                                        ------------
                                                             267,063
                                                        ------------
BUILDING PRODUCTS-CEMENT -- 0.2%
  CRH PLC ADR............................      17,000        592,960
  Texas Industries, Inc. ................       1,500        105,150
                                                        ------------
                                                             698,110
                                                        ------------
BUILDING PRODUCTS-LIGHT FIXTURES -- 0.0%
  LSI Industries, Inc. ..................       3,400         61,880
                                                        ------------
BUILDING-MOBILEHOME/MANUFACTURED HOUSING -- 0.0%
  MonaCo. Coach Corp. ...................       8,100         71,928
                                                        ------------
CABLE TV -- 0.1%
  Time Warner Cable, Inc.+...............      10,540        290,904
                                                        ------------
CELLULAR TELECOM -- 0.5%
  China Mobile Ltd ADR...................         200         17,374
  NII Holdings, Inc. ....................         450         21,744
  Vodafone Group PLC ADR.................      45,625      1,702,725
                                                        ------------
                                                           1,741,843
                                                        ------------
CHEMICALS-DIVERSIFIED -- 0.1%
  Bayer AG ADR...........................       6,100        551,745
                                                        ------------
CHEMICALS-SPECIALTY -- 0.2%
  Cabot Corp. ...........................       8,700        290,058
  Lubrizol Corp. ........................       5,100        276,216

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
CHEMICALS-SPECIALTY (CONTINUED)
  OM Group, Inc.+........................       1,000   $     57,540
  Symyx Technologies, Inc.+..............       1,000          7,680
                                                        ------------
                                                             631,494
                                                        ------------
CIRCUIT BOARDS -- 0.0%
  Park Electrochemical Corp. ............       2,700         76,248
                                                        ------------
COATINGS/PAINT -- 0.2%
  RPM International, Inc. ...............       3,200         64,960
  The Sherwin-Williams Co. ..............       5,000        290,200
  Valspar Corp. .........................      10,200        229,908
                                                        ------------
                                                             585,068
                                                        ------------
COMMERCIAL SERVICES -- 0.1%
  Steiner Leisure, Ltd.+.................       3,300        145,728
  Weight Watchers International, Inc. ...       5,700        257,526
                                                        ------------
                                                             403,254
                                                        ------------
COMMERCIAL SERVICES-FINANCE -- 0.2%
  The Western Union Co. .................      30,000        728,400
                                                        ------------
COMPUTER AIDED DESIGN -- 0.0%
  Ansys, Inc.+...........................       2,100         87,066
  Autodesk, Inc.+........................         900         44,784
                                                        ------------
                                                             131,850
                                                        ------------
COMPUTER SERVICES -- 0.3%
  Cognizant Technology Solutions Corp.,
    Class A+.............................      20,600        699,164
  Electronic Data Systems Corp. .........      10,100        209,373
  SI International, Inc.+................       3,000         82,410
                                                        ------------
                                                             990,947
                                                        ------------
COMPUTERS -- 2.5%
  Apple, Inc.+...........................      23,400      4,635,072
  Dell, Inc.+............................      30,000        735,300
  Hewlett-Packard Co. ...................      83,200      4,199,936
                                                        ------------
                                                           9,570,308
                                                        ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
  Diebold, Inc. .........................       6,600        191,268
  Echelon Corp.+.........................       1,000         20,640
                                                        ------------
                                                             211,908
                                                        ------------
COMPUTERS-MEMORY DEVICES -- 0.1%
  Network Appliance, Inc.+...............       9,200        229,632
  TDK Corp. ADR..........................       4,300        318,888
                                                        ------------
                                                             548,520
                                                        ------------
COMPUTERS-PERIPHERY EQUIPMENT -- 0.1%
  Electronics for Imaging, Inc.+.........      11,100        249,528
                                                        ------------
CONSULTING SERVICES -- 0.0%
  Huron Consulting Group, Inc.+..........       1,200         96,756
                                                        ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
CONSUMER PRODUCTS-MISC. -- 0.2%
  Clorox Co. ............................       3,300   $    215,061
  Kimberly-Clark Corp. ..................       9,200        637,928
  Tupperware Brands Corp. ...............       2,100         69,363
                                                        ------------
                                                             922,352
                                                        ------------
CONTAINERS-METAL/GLASS -- 0.1%
  Owens-Illinois, Inc.+..................       6,000        297,000
                                                        ------------
CONTAINERS-PAPER/PLASTIC -- 0.0%
  Packaging Corp. of America.............       3,000         84,600
                                                        ------------
COSMETICS & TOILETRIES -- 0.6%
  Avon Products, Inc. ...................      31,300      1,237,289
  Bare Escentuals, Inc.+.................         700         16,975
  Chattem, Inc.+.........................       1,200         90,648
  Colgate-Palmolive Co. .................       3,800        296,248
  Procter & Gamble Co. ..................       3,000        220,260
  The Estee Lauder Cos., Inc., Class A...       5,300        231,133
                                                        ------------
                                                           2,092,553
                                                        ------------
DATA PROCESSING/MANAGEMENT -- 0.8%
  Automatic Data Processing, Inc. .......      11,100        494,283
  Fair Isaac Corp. ......................         350         11,253
  Fidelity National Information Services,
    Inc. ................................      11,997        498,955
  infoUSA, Inc. .........................       7,200         64,296
  Mastercard, Inc., Class A..............       9,000      1,936,800
                                                        ------------
                                                           3,005,587
                                                        ------------
DECISION SUPPORT SOFTWARE -- 0.0%
  Interactive Intelligence, Inc.+........       3,400         89,590
                                                        ------------
DIAGNOSTIC EQUIPMENT -- 0.0%
  Immucor, Inc.+.........................       2,200         74,778
                                                        ------------
DIAGNOSTIC KITS -- 0.0%
  Meridian Bioscience, Inc. .............       2,600         78,208
  OraSure Technologies, Inc.+............       6,600         58,674
                                                        ------------
                                                             136,882
                                                        ------------
DIALYSIS CENTERS -- 0.1%
  DaVita, Inc.+..........................       1,700         95,795
  Fresenuis Medical Care AG ADR..........       4,600        242,650
                                                        ------------
                                                             338,445
                                                        ------------
DISPOSABLE MEDICAL PRODUCTS -- 0.0%
  C.R. Bard, Inc. .......................         500         47,400
                                                        ------------
DISTRIBUTION/WHOLESALE -- 0.0%
  Building Materials Holding Corp. ......       1,000          5,530
  Central European Distribution Corp.+...       2,000        116,160
                                                        ------------
                                                             121,690
                                                        ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.8%
  3M Co. ................................      16,100      1,357,552
  Cooper Industries, Ltd. Class A........       6,000        317,280
  Dover Corp. ...........................       7,000        322,630
  General Electric Co. ..................      48,700      1,805,309

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
  Honeywell International, Inc. .........       5,600   $    344,792
  ITT, Inc. .............................      13,600        898,144
  Siemens AG ADR.........................       8,200      1,290,352
  Teleflex, Inc. ........................       4,100        258,341
  Tomkins PLC ADR........................      20,000        279,000
                                                        ------------
                                                           6,873,400
                                                        ------------
DIVERSIFIED MINERALS -- 0.4%
  Anglo American PLC ADR.................      16,835        511,279
  BHP Billiton, Ltd. ADR.................      15,000      1,050,600
                                                        ------------
                                                           1,561,879
                                                        ------------
E-COMMERCE/PRODUCTS -- 0.3%
  Amazon.com, Inc.+......................      11,400      1,056,096
  Blue Nile, Inc.+.......................         489         33,281
                                                        ------------
                                                           1,089,377
                                                        ------------
E-COMMERCE/SERVICES -- 0.4%
  eBay, Inc.+............................      48,000      1,593,120
                                                        ------------
ELECTRIC PRODUCTS-MISC. -- 0.7%
  Emerson Electric Co. ..................      33,000      1,869,780
  Hitachi, Ltd. ADR......................       6,000        438,840
  Sharp Corp. ADR........................      22,500        405,000
                                                        ------------
                                                           2,713,620
                                                        ------------
ELECTRIC-INTEGRATED -- 1.6%
  DTE Energy Co. ........................       5,200        228,592
  Duke Energy Corp. .....................      31,800        641,406
  E.ON AG ADR............................      15,000      1,050,750
  Edison International...................       1,850         98,734
  Enel SpA ADR...........................       8,000        469,200
  FPL Group, Inc. .......................      10,700        725,246
  Great Plains Energy, Inc. .............       2,300         67,436
  Integrys Energy Group, Inc. ...........       1,300         67,197
  International Power PLC ADR............       4,000        360,000
  Pepco Holdings, Inc. ..................       3,400         99,722
  PG&E Corp. ............................       9,300        400,737
  Pinnacle West Capital Corp. ...........       6,500        275,665
  Progress Energy, Inc. .................      13,100        634,433
  Public Service Enterprise Group,
    Inc. ................................       3,400        334,016
  SCANA Corp. ...........................       2,200         92,730
  Wisconsin Energy Corp. ................       4,800        233,808
  Xcel Energy, Inc. .....................      16,100        363,377
                                                        ------------
                                                           6,143,049
                                                        ------------
ELECTRONIC COMPONENTS-MISC. -- 0.1%
  Delta Electronics Thai PCL.............     103,000         66,659
  Gentex Corp. ..........................       4,100         72,857
  Nam Tai Electronics, Inc. .............       5,300         59,731
  Technitrol, Inc. ......................       2,600         74,308
                                                        ------------
                                                             273,555
                                                        ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.8%
  Broadcom Corp., Class A+...............      20,000        522,800
  Intel Corp. ...........................      74,100      1,975,506

---------------------
    20

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTORS (CONTINUED)
  Lattice Semiconductor Corp.+...........       1,300   $      4,225
  LSI Logic Corp.+.......................       3,532         18,755
  MEMC Electronic Materials, Inc.+.......      17,000      1,504,330
  Microchip Technology, Inc. ............      18,900        593,838
  NVIDIA Corp.+..........................      51,250      1,743,525
  ON Semiconductor Corp.+................      10,000         88,800
  Pixelworks, Inc.+......................       2,800          2,128
  QLogic Corp.+..........................       3,000         42,600
  SiRF Technology Holdings, Inc.+........         700         17,591
  STMicroelectronics NV..................      14,200        203,060
  Supertex, Inc.+........................         200          6,258
  Zoran Corp.+...........................       3,000         67,530
                                                        ------------
                                                           6,790,946
                                                        ------------
ELECTRONIC DESIGN AUTOMATION -- 0.0%
  Ansoft Corp.+..........................       3,500         90,475
                                                        ------------
ELECTRONIC FORMS -- 0.2%
  Adobe Systems, Inc.+...................      13,708        585,743
                                                        ------------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.3%
  Garmin, Ltd. ..........................      10,000        970,000
  Itron, Inc.+...........................       2,350        225,529
  Trimble Navigation, Ltd.+..............       1,800         54,432
                                                        ------------
                                                           1,249,961
                                                        ------------
ELECTRONIC PARTS DISTRIBUTION -- 0.1%
  Arrow Electronics, Inc.+...............       6,400        251,392
                                                        ------------
ELECTRONICS-MILITARY -- 0.1%
  L-3 Communications Holdings, Inc. .....       3,600        381,384
                                                        ------------
ENGINEERING/R&D SERVICES -- 0.3%
  ABB, Ltd. ADR..........................      20,000        576,000
  Jacobs Engineering Group, Inc.+........       4,500        430,245
                                                        ------------
                                                           1,006,245
                                                        ------------
ENTERPRISE SOFTWARE/SERVICE -- 0.3%
  BMC Software, Inc.+....................       7,100        253,044
  Informatica Corp.+.....................      10,000        180,200
  Omnicell, Inc.+........................       3,400         91,562
  Oracle Corp.+..........................       5,800        130,964
  SAP AG ADR.............................       6,300        321,615
  Sybase, Inc.+..........................       1,300         33,917
                                                        ------------
                                                           1,011,302
                                                        ------------
ENTERTAINMENT SOFTWARE -- 0.0%
  Electronic Arts, Inc.+.................       1,600         93,456
                                                        ------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.8%
  JPMorgan Chase & Co. ..................      36,500      1,593,225
  Merrill Lynch & Co., Inc. .............       6,400        343,552
  Morgan Stanley.........................       5,400        286,794
  Nomura Holdings, Inc. ADR..............      30,000        502,500
  The Charles Schwab Corp. ..............      15,000        383,250
  The Goldman Sachs Group, Inc. .........      17,300      3,720,365
                                                        ------------
                                                           6,829,686
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
FINANCE-MORTGAGE LOAN/BANKER -- 0.0%
  Countrywide Financial Corp. ...........       1,200   $     10,728
  Fannie Mae.............................         200          7,996
                                                        ------------
                                                              18,724
                                                        ------------
FINANCIAL GUARANTEE INSURANCE -- 0.0%
  Ambac Financial Group, Inc. ...........       4,100        105,657
                                                        ------------
FOOD-CONFECTIONERY -- 0.3%
  WM Wrigley Jr. Co. ....................      21,000      1,229,550
                                                        ------------
FOOD-DAIRY PRODUCTS -- 0.0%
  Dean Foods Co. ........................       3,400         87,924
                                                        ------------
FOOD-MISC. -- 0.7%
  B&G Foods, Inc.(6).....................       5,400         96,444
  Cadbury Schweppes PLC ADR..............       7,600        375,212
  Kraft Foods, Inc., Class A.............      27,090        883,947
  Nestle SA ADR..........................       5,400        618,300
  Unilever PLC ADR.......................      14,500        542,590
  Zhongpin, Inc.+........................      10,000        130,200
                                                        ------------
                                                           2,646,693
                                                        ------------
FOOD-RETAIL -- 0.4%
  Dairy Farm International Holdings, Ltd.
    ADR..................................       2,528         54,731
  Safeway, Inc. .........................      15,100        516,571
  Tesco PLC ADR..........................      14,700        411,600
  The Kroger Co. ........................      14,600        389,966
                                                        ------------
                                                           1,372,868
                                                        ------------
FOOTWEAR & RELATED APPAREL -- 0.1%
  Steven Madden, Ltd.+...................       3,000         60,000
  Wolverine World Wide, Inc. ............       5,000        122,600
                                                        ------------
                                                             182,600
                                                        ------------
FORESTRY -- 0.2%
  Plum Creek Timber Co., Inc. ...........       4,000        184,160
  Weyerhaeuser Co. ......................       7,100        523,554
                                                        ------------
                                                             707,714
                                                        ------------
GAS-DISTRIBUTION -- 0.3%
  Centrica PLC ADR.......................       3,000        212,550
  Energy Savings Income Fund.............       3,300         55,839
  ONEOK, Inc. ...........................       1,500         67,155
  Sempra Energy..........................      11,900        736,372
  Vectren Corp. .........................       2,600         75,426
                                                        ------------
                                                           1,147,342
                                                        ------------
HEALTH CARE COST CONTAINMENT -- 0.1%
  McKesson Corp. ........................       3,200        209,632
                                                        ------------
HOSPITAL BEDS/EQUIPMENT -- 0.0%
  Hillenbrand Industries, Inc. ..........       1,200         66,876
                                                        ------------
HOTELS/MOTELS -- 0.1%
  Red Lion Hotels Corp.+.................      12,000        119,400
  Starwood Hotels & Resorts Worldwide,
    Inc. ................................       3,300        145,299
                                                        ------------
                                                             264,699
                                                        ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HUMAN RESOURCES -- 0.0%
  AMN Healthcare Services, Inc.+.........       2,400   $     41,208
  Resources Connection, Inc. ............         500          9,080
  Robert Half International, Inc. .......       1,200         32,448
                                                        ------------
                                                              82,736
                                                        ------------
IMPORT/EXPORT -- 0.3%
  Mitsubishi Corp. ADR...................      21,000      1,151,850
                                                        ------------
INDUSTRIAL AUTOMATED/ROBOTIC -- 0.0%
  Intermec, Inc.+........................         500         10,155
                                                        ------------
INSTRUMENTS-SCIENTIFIC -- 0.6%
  Applera Corp. -- Applied Biosystems
    Group................................       2,100         71,232
  Dionex Corp.+..........................       2,550        211,293
  FEI Co.+...............................       3,300         81,939
  Thermo Fisher Scientific, Inc.+........      33,800      1,949,584
                                                        ------------
                                                           2,314,048
                                                        ------------
INSURANCE BROKER -- 0.0%
  Arthur J. Gallagher & Co. .............       2,600         62,894
                                                        ------------
INSURANCE-LIFE/HEALTH -- 0.4%
  Prudential Financial, Inc. ............      10,800      1,004,832
  StanCorp Financial Group, Inc. ........       5,100        256,938
  UnumProvident Corp. ...................      16,700        397,293
                                                        ------------
                                                           1,659,063
                                                        ------------
INSURANCE-MULTI-LINE -- 1.7%
  ACE, Ltd. .............................      12,900        796,962
  Allianz SE ADR.........................      12,000        255,000
  Assurant, Inc. ........................       5,600        374,640
  AXA SA ADR.............................      19,000        754,490
  Hartford Financial Services Group,
    Inc. ................................       8,300        723,677
  HCC Insurance Holdings, Inc. ..........      11,050        316,914
  ING Groep NV ADR.......................      26,400      1,027,224
  Loews Corp. ...........................       7,000        352,380
  MetLife, Inc. .........................      15,300        942,786
  United Fire & Casualty Co. ............       2,100         61,089
  Zurich Financial Services AG ADR.......      28,000        812,000
                                                        ------------
                                                           6,417,162
                                                        ------------
INSURANCE-PROPERTY/CASUALTY -- 0.3%
  Fidelity National Financial, Inc.,
    Class A..............................      19,155        279,855
  Mercury General Corp. .................       1,100         54,791
  Safety Insurance Group, Inc. ..........       1,600         58,592
  The Travelers Cos., Inc. ..............      11,000        591,800
  Zenith National Insurance Corp. .......       2,100         93,933
                                                        ------------
                                                           1,078,971
                                                        ------------
INSURANCE-REINSURANCE -- 0.4%
  Aspen Insurance Holdings, Ltd. ........      25,000      1,350,000
  Max Re Capital, Ltd. ..................       7,100        198,729
                                                        ------------
                                                           1,548,729
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
INTERNET APPLICATION SOFTWARE -- 0.1%
  Art Technology Group, Inc.+............      20,975   $     90,612
  DealerTrack Holdings, Inc.+............       2,400         80,328
  Vocus, Inc.+...........................       2,500         86,325
                                                        ------------
                                                             257,265
                                                        ------------
INTERNET SECURITY -- 0.0%
  VeriSign, Inc.+........................         800         30,088
                                                        ------------
INTERNET TELEPHONE -- 0.0%
  j2 Global Communications, Inc.+........       2,300         48,691
                                                        ------------
INTIMATE APPAREL -- 0.0%
  The Warnaco Group, Inc.+...............       1,600         55,680
                                                        ------------
INVESTMENT COMPANIES -- 0.0%
  Apollo Investment Corp. ...............       4,600         78,430
  MCG Capital Corp. .....................       7,000         81,130
                                                        ------------
                                                             159,560
                                                        ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.5%
  AllianceBernstein Holding LP...........       2,900        218,225
  Ameriprise Financial, Inc. ............       5,100        281,061
  Franklin Resources, Inc. ..............      10,000      1,144,300
  Legg Mason, Inc. ......................       4,800        351,120
                                                        ------------
                                                           1,994,706
                                                        ------------
LASERS-SYSTEM/COMPONENTS -- 0.0%
  Electro Scientific Industries, Inc.+...       1,000         19,850
  Rofin-Sinar Technologies, Inc.+........       1,800         86,598
                                                        ------------
                                                             106,448
                                                        ------------
MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
  Lincoln Electric Holdings, Inc. .......       4,775        339,885
                                                        ------------
MACHINERY-CONSTRUCTION & MINING -- 0.0%
  Astec Industries, Inc.+................       2,100         78,099
  Bucyrus International, Inc. ...........         900         89,451
                                                        ------------
                                                             167,550
                                                        ------------
MACHINERY-FARMING -- 0.4%
  Deere & Co. ...........................      16,200      1,508,544
                                                        ------------
MACHINERY-GENERAL INDUSTRIAL -- 0.1%
  Gardner Denver, Inc.+..................       2,600         85,800
  IDEX Corp. ............................         750         27,098
  The Manitowoc Co., Inc. ...............       5,600        273,448
  Wabtec Corp. ..........................       2,100         72,324
                                                        ------------
                                                             458,670
                                                        ------------
MACHINERY-MATERIAL HANDLING -- 0.0%
  Cascade Corp. .........................         800         37,168
                                                        ------------
MEDICAL INFORMATION SYSTEMS -- 0.1%
  Computer Programs & Systems, Inc. .....       2,400         54,576
  IMS Health, Inc. ......................      10,601        244,247
  Phase Forward, Inc.+...................       4,000         87,000
                                                        ------------
                                                             385,823
                                                        ------------

---------------------
    22

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL INSTRUMENTS -- 0.5%
  Edwards Lifesciences Corp.+............       3,100   $    142,569
  Intuitive Surgical, Inc.+..............       5,000      1,622,500
  Techne Corp.+..........................         800         52,840
                                                        ------------
                                                           1,817,909
                                                        ------------
MEDICAL LABS & TESTING SERVICES -- 0.2%
  CML Healthcare Income Fund.............       5,600         97,253
  Covance, Inc.+.........................       3,300        285,846
  Quest Diagnostics, Inc. ...............       6,000        317,400
                                                        ------------
                                                             700,499
                                                        ------------
MEDICAL PRODUCTS -- 0.2%
  Baxter International, Inc. ............       7,500        435,375
  Johnson & Johnson......................       1,200         80,040
  Mentor Corp. ..........................       2,100         82,110
  PSS World Medical, Inc.+...............         400          7,828
  Stryker Corp. .........................         400         29,888
  Varian Medical Systems, Inc.+..........       3,400        177,344
  Zimmer Holdings, Inc.+.................         100          6,615
  Zoll Medical Corp.+....................       3,000         80,160
                                                        ------------
                                                             899,360
                                                        ------------
MEDICAL-BIOMEDICAL/GENE -- 0.2%
  Amgen, Inc.+...........................       2,500        116,100
  Genentech, Inc.+.......................       1,800        120,726
  Genomic Health, Inc.+..................       2,800         63,392
  Martek Biosciences Corp.+..............       1,500         44,370
  Millennium Pharmaceuticals, Inc.+......      25,000        378,313
                                                        ------------
                                                             722,901
                                                        ------------
MEDICAL-DRUGS -- 2.6%
  Abbott Laboratories....................      14,550        816,982
  Allergan, Inc. ........................       5,836        374,905
  AstraZeneca PLC ADR....................      10,300        441,046
  Biovail Corp. .........................       3,900         52,494
  Bristol-Myers Squibb Co. ..............      27,400        726,648
  Forest Laboratories, Inc.+.............       5,500        200,475
  GlaxoSmithKline PLC ADR................       6,500        327,535
  Merck & Co., Inc. .....................      45,500      2,644,005
  Novartis AG ADR........................      22,600      1,227,406
  Pfizer, Inc. ..........................      11,100        252,303
  PharMerica Corp.+......................           1             14
  Roche Holding AG ADR...................       7,400        631,960
  Sanofi-Aventis ADR.....................      15,200        692,056
  Sciele Pharma, Inc.+...................       4,000         81,800
  Shire PLC ADR..........................      14,000        965,300
  ViroPharma, Inc.+......................       5,600         44,464
  Wyeth..................................       8,800        388,872
                                                        ------------
                                                           9,868,265
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
MEDICAL-GENERIC DRUGS -- 0.5%
  Mylan, Inc. ...........................      16,600   $    233,396
  Teva Pharmaceutical Industries, Ltd.
    ADR..................................      33,500      1,557,080
  Watson Pharmaceuticals, Inc.+..........       1,700         46,138
                                                        ------------
                                                           1,836,614
                                                        ------------
MEDICAL-HMO -- 0.3%
  Aetna, Inc. ...........................      16,100        929,453
  Health Net, Inc.+......................       1,100         53,130
  Humana, Inc.+..........................       3,800        286,178
                                                        ------------
                                                           1,268,761
                                                        ------------
MEDICAL-HOSPITALS -- 0.1%
  Universal Health Services, Inc., Class
    B....................................       4,700        240,640
                                                        ------------
MEDICAL-NURSING HOMES -- 0.0%
  Sun Healthcare Group, Inc.+............         400          6,868
                                                        ------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
  Amedisys, Inc.+........................       1,400         67,928
                                                        ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.1%
  AmerisourceBergen Corp. ...............       1,300         58,331
  Cardinal Health, Inc. .................       5,600        323,400
                                                        ------------
                                                             381,731
                                                        ------------
METAL PROCESSORS & FABRICATION -- 0.2%
  Dynamic Materials Corp. ...............         800         47,120
  Ladish Co,. Inc.+......................       2,500        107,975
  Precision Castparts Corp. .............       3,900        540,930
  Sims Group, Ltd.(1)....................       3,900         91,398
                                                        ------------
                                                             787,423
                                                        ------------
METAL-ALUMINUM -- 0.0%
  Kaiser Aluminum Corp. .................       1,000         79,480
                                                        ------------
METAL-DIVERSIFIED -- 0.4%
  Freeport-McMoRan Copper & Gold, Inc. ..      15,300      1,567,332
                                                        ------------
MINING -- 0.0%
  Kingsgate Consolidated, Ltd.(1)........      27,051        110,024
                                                        ------------
MISCELLANEOUS MANUFACTURING -- 0.0%
  Arctic Glacier Income Fund.............       6,900         80,399
                                                        ------------
MULTIMEDIA -- 0.4%
  News Corp., Class B....................      12,200        259,250
  The Walt Disney Co. ...................      22,700        732,756
  Time Warner, Inc. .....................      30,100        496,951
                                                        ------------
                                                           1,488,957
                                                        ------------
NETWORKING PRODUCTS -- 1.3%
  Cisco Systems, Inc.+...................     141,300      3,824,991
  Juniper Networks, Inc.+................      30,000        996,000
  Polycom, Inc.+.........................       1,300         36,114
                                                        ------------
                                                           4,857,105
                                                        ------------
NON-FERROUS METALS -- 0.0%
  Brush Engineered Materials, Inc.+......       1,200         44,424
  Minara Resources, Ltd.(1)..............      10,335         56,107
                                                        ------------
                                                             100,531
                                                        ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
  Allied Waste Industries, Inc.+.........       9,800   $    107,996
  Republic Services, Inc. ...............      13,350        418,522
  Waste Connections, Inc.+...............       2,000         61,800
  Waste Management, Inc. ................      10,000        326,700
                                                        ------------
                                                             915,018
                                                        ------------
OFFICE AUTOMATION & EQUIPMENT -- 0.2%
  Canon, Inc. ADR........................      14,000        641,620
  Ricoh Co., Ltd. ADR....................       2,000        182,500
                                                        ------------
                                                             824,120
                                                        ------------
OFFICE FURNISHINGS-ORIGINAL -- 0.1%
  HNI Corp. .............................       6,700        234,902
                                                        ------------
OFFICE SUPPLIES & FORMS -- 0.0%
  Avery Dennison Corp. ..................         200         10,628
                                                        ------------
OIL & GAS DRILLING -- 0.1%
  Nabors Industries, Ltd.+...............      14,000        383,460
  Transocean, Inc.+......................           1            143
                                                        ------------
                                                             383,603
                                                        ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.6%
  Apache Corp. ..........................       1,600        172,064
  Berry Petroleum Co., Class A...........       5,100        226,695
  Cimarex Energy Co. ....................       6,800        289,204
  Daylight Resources Trust...............      10,200         74,408
  Devon Energy Corp. ....................      26,400      2,347,224
  Harvest Energy Trust...................       3,600         74,772
  Noble Energy, Inc. ....................       3,800        302,176
  Occidental Petroleum Corp. ............      25,600      1,970,944
  Petroquest Energy, Inc.+...............       5,500         78,650
  Rosetta Resources, Inc.+...............       5,500        109,065
  Talisman Energy, Inc. .................      19,300        357,436
  Vermilion Energy Trust.................       3,000        104,048
  Zargon Energy Trust....................       2,500         58,412
                                                        ------------
                                                           6,165,098
                                                        ------------
OIL COMPANIES-INTEGRATED -- 2.3%
  BG Group PLC ADR.......................       5,000        568,500
  BP PLC ADR.............................       3,100        226,827
  Chevron Corp. .........................      18,392      1,716,525
  ENI SPA ADR............................      11,200        811,216
  ExxonMobil Corp. ......................      19,600      1,836,324
  Hess Corp. ............................       4,300        433,698
  Marathon Oil Corp. ....................       7,000        426,020
  Petroleo Brasileiro SA ADR.............       5,300        610,772
  Repsol YPF SA ADR......................      12,200        434,686
  Royal Dutch Shell PLC ADR..............       7,000        589,400
  Total SA ADR...........................      12,600      1,040,760
                                                        ------------
                                                           8,694,728
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
  Dril-Quip, Inc.+.......................       1,200   $     66,792
  National-Oilwell Varco, Inc.+..........      22,000      1,616,120
                                                        ------------
                                                           1,682,912
                                                        ------------
OIL-FIELD SERVICES -- 0.6%
  Halliburton Co. .......................       7,000        265,370
  Matrix Service Co.+....................       3,400         74,188
  Schlumberger, Ltd. ....................      16,400      1,613,268
  Tidewater, Inc. .......................       4,300        235,898
                                                        ------------
                                                           2,188,724
                                                        ------------
OPTICAL SUPPLIES -- 0.2%
  Alcon, Inc. ...........................       6,500        929,760
                                                        ------------
PAPER & RELATED PRODUCTS -- 0.1%
  Canfor Pulp Income Fund................       8,400         93,622
  International Paper Co. ...............       7,600        246,088
  Kimberly-Clark de Mexico SAB de CV
    ADR..................................       3,200         69,600
  Xerium Technologies, Inc. .............      14,200         73,840
                                                        ------------
                                                             483,150
                                                        ------------
PHARMACY SERVICES -- 0.4%
  Medco Health Solutions, Inc.+..........      15,400      1,561,560
                                                        ------------
PHYSICIANS PRACTICE MANAGEMENT -- 0.0%
  Pediatrix Medical Group, Inc.+.........       2,000        136,300
                                                        ------------
PIPELINES -- 0.2%
  El Paso Corp. .........................       6,600        113,784
  Enterprise Productions Partners LP.....       4,300        137,084
  Kinder Morgan Energy Partners LP.......       3,500        188,965
  Williams Cos., Inc. ...................      11,100        397,158
                                                        ------------
                                                             836,991
                                                        ------------
POWER CONVERTER/SUPPLY EQUIPMENT -- 0.0%
  Hubbell, Inc., Class B.................       1,200         61,920
                                                        ------------
PRIVATE CORRECTIONS -- 0.0%
  Geo Group, Inc.+.......................       4,000        112,000
                                                        ------------
PUBLISHING-NEWSPAPERS -- 0.0%
  GateHouse Media, Inc. .................      10,000         87,800
  McClatchy Co., Class A.................         411          5,146
                                                        ------------
                                                              92,946
                                                        ------------
RADIO -- 0.0%
  Citadel Broadcasting Corp. ............      19,700         40,582
  Entercom Communications Corp., Class
    A....................................       6,400         87,616
                                                        ------------
                                                             128,198
                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.8%
  Acadia Realty Trust....................       1,500         38,415
  Alexandria Real Estate Equities,
    Inc. ................................       4,100        416,847
  AMB Property Corp. ....................       9,201        529,610
  Ashford Hospitality Trust, Inc. .......       9,500         68,305
  AvalonBay Communities, Inc. ...........       3,500        329,490
  Boston Properties, Inc. ...............       6,000        550,860
  Developers Diversified Realty Corp. ...       2,500         95,725

---------------------
    24

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  DiamondRock Hospitality Co. ...........       2,400   $     35,952
  Digital Realty Trust, Inc. ............       3,800        145,806
  Douglas Emmett, Inc. ..................      10,300        232,883
  Duke Realty Corp. .....................       4,000        104,320
  EastGroup Properties, Inc. ............         600         25,110
  Entertainment Properties Trust.........       5,100        239,700
  Equity Residential.....................       5,500        200,585
  Essex Property Trust, Inc. ............       3,900        380,211
  Federal Realty Investment Trust........       4,000        328,600
  General Growth Properties, Inc. .......       6,100        251,198
  HCP, Inc. .............................       7,415        257,894
  Hospitality Properties Trust...........       1,600         51,552
  Host Hotels & Resorts, Inc. ...........      22,300        379,992
  iStar Financial, Inc. .................       1,900         49,495
  Kilroy Realty Corp. ...................       2,500        137,400
  Kimco Realty Corp. ....................      14,381        523,468
  LaSalle Hotel Properties...............       2,400         76,560
  Medical Properties Trust, Inc. ........       6,300         64,197
  National Retail Properties, Inc. ......       3,100         72,478
  Nationwide Health Properties, Inc. ....      30,200        947,374
  Omega Healthcare Investors, Inc. ......      10,800        173,340
  ProLogis...............................      18,600      1,178,868
  Public Storage, Inc. ..................       5,800        425,778
  Simon Property Group, Inc. ............       7,500        651,450
  SL Green Realty Corp. .................       5,000        467,300
  Sunstone Hotel Investors, Inc. ........       3,000         54,870
  Tanger Factory Outlet Centers, Inc. ...       1,000         37,710
  Taubman Centers, Inc. .................       2,400        118,056
  The Macerich Co. ......................         900         63,954
  Ventas, Inc. ..........................       6,500        294,125
  Vornado Realty Trust...................       7,200        633,240
                                                        ------------
                                                          10,632,718
                                                        ------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.0%
  CB Richard Ellis Group, Inc., Class
    A+...................................         100          2,155
                                                        ------------
REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.3%
  Brookfield Asset Management, Inc. Class
    A....................................      24,000        856,080
  Brookfield Properties Corp. ...........       8,100        155,925
                                                        ------------
                                                           1,012,005
                                                        ------------
RECREATIONAL CENTERS -- 0.0%
  Life Time Fitness, Inc.+...............       2,400        119,232
                                                        ------------
RENTAL AUTO/EQUIPMENT -- 0.1%
  Aaron Rents, Inc. .....................      13,200        253,968
  McGrath Rentcorp.......................       2,300         59,225
                                                        ------------
                                                             313,193
                                                        ------------
RESPIRATORY PRODUCTS -- 0.0%
  ResMed, Inc.+..........................       1,600         84,048
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
RETAIL-APPAREL/SHOE -- 0.1%
  Men's Wearhouse, Inc. .................       2,800   $     75,544
  Nordstrom, Inc. .......................      10,200        374,646
                                                        ------------
                                                             450,190
                                                        ------------
RETAIL-AUTOMOBILE -- 0.0%
  Copart, Inc.+..........................       2,600        110,630
                                                        ------------
RETAIL-DISCOUNT -- 0.3%
  BJ's Wholesale Club, Inc.+.............       6,000        202,980
  Costco Wholesale Corp. ................       5,600        390,656
  Target Corp. ..........................      11,100        555,000
                                                        ------------
                                                           1,148,636
                                                        ------------
RETAIL-DRUG STORE -- 0.6%
  CVS Caremark Corp. ....................      54,156      2,152,701
                                                        ------------
RETAIL-JEWELRY -- 0.2%
  Signet Group PLC ADR...................      10,000        141,000
  Tiffany & Co. .........................      10,400        478,712
                                                        ------------
                                                             619,712
                                                        ------------
RETAIL-MAJOR DEPARTMENT STORES -- 0.4%
  J.C. Penney Co., Inc. .................      10,000        439,900
  Saks, Inc.+............................      60,800      1,262,208
                                                        ------------
                                                           1,702,108
                                                        ------------
RETAIL-PETROLEUM PRODUCTS -- 0.0%
  Suburban Propane Partners, LP..........       2,200         89,276
                                                        ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.1%
  Macy's, Inc. ..........................       7,700        199,199
                                                        ------------
RETAIL-RESTAURANTS -- 1.0%
  Ark Restaurants Corp. .................       2,400         88,344
  Jack in the Box, Inc.+.................         300          7,731
  McCormick & Schmick's Seafood
    Restaurants, Inc.+...................         200          2,386
  McDonald's Corp. ......................      60,700      3,575,837
  Papa John's International, Inc.+.......       5,200        118,040
  Starbucks Corp.+.......................       8,100        165,807
                                                        ------------
                                                           3,958,145
                                                        ------------
RETAIL-SPORTING GOODS -- 0.0%
  Hibbett Sports, Inc.+..................       3,300         65,934
                                                        ------------
RUBBER-TIRES -- 0.2%
  Continental AG ADR.....................       4,800        614,400
                                                        ------------
SAVINGS & LOANS/THRIFTS -- 0.2%
  Dime Community Bancshares..............       2,500         31,925
  Washington Federal, Inc. ..............      27,859        588,103
                                                        ------------
                                                             620,028
                                                        ------------
SEMICONDUCTOR EQUIPMENT -- 0.1%
  Applied Materials, Inc. ...............      17,300        307,248
  ATMI, Inc.+............................       3,400        109,650
  KLA-Tencor Corp. ......................       1,100         52,976
  Novellus Systems, Inc.+................       1,200         33,084
                                                        ------------
                                                             502,958
                                                        ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
v
SEMICONDUCTORS COMPONENTS-INTERGRATED
CIRCUITS -- 0.2%
  Cypress Semiconductor Corp.+...........       1,000   $     36,030
  Emulex Corp.+..........................       5,300         86,496
  Exar Corp.+............................         900          7,173
  Linear Technology Corp. ...............       6,500        206,895
  Taiwan Semiconductor Manufacturing Co.,
    Ltd. ADR.............................      36,100        359,556
                                                        ------------
                                                             696,150
                                                        ------------
STEEL PIPE & TUBE -- 0.0%
  Northwest Pipe Co.+....................         100          3,914
                                                        ------------
STEEL-PRODUCERS -- 0.6%
  AK Steel Holding Corp.+................       9,000        416,160
  ArcelorMittal..........................      10,000        773,500
  POSCO ADR..............................       3,500        526,435
  Reliance Steel & Aluminum Co. .........       1,100         59,620
  Schnitzer Steel Industries, Inc, Class
    A....................................       3,650        252,324
  United States Steel Corp. .............       3,400        411,094
                                                        ------------
                                                           2,439,133
                                                        ------------
TELECOM SERVICES -- 0.1%
  Cbeyond, Inc.+.........................       1,700         66,283
  Clearwire Corp. Class A+...............         500          6,855
  Iowa Telecommunications Services,
    Inc. ................................       3,400         55,284
  Telus Corp. ...........................       4,129        199,266
  USA Mobility, Inc.+....................       6,800         97,240
                                                        ------------
                                                             424,928
                                                        ------------
TELECOMMUNICATION EQUIPMENT -- 0.0%
  CommScope, Inc.+.......................       1,500         73,815
  Vtech Holdings, Ltd. ADR...............         900         63,900
                                                        ------------
                                                             137,715
                                                        ------------
TELEPHONE-INTEGRATED -- 1.6%
  AT&T, Inc. ............................      81,100      3,370,516
  BT Group PLC ADR.......................       5,000        269,600
  Deutsche Telekom AG ADR................       2,700         58,509
  France Telecom SA ADR..................       2,200         78,386
  Nippon Telegraph & Telephone Corp.
    ADR..................................      18,500        456,210
  Royal KPN NV ADR.......................      12,000        217,800
  Sprint Nextel Corp. ...................       1,000         13,130
  Telstra Corp., Ltd. ADR................       4,800         97,440
  Verizon Communications, Inc. ..........      33,800      1,476,722
  Windstream Corp. ......................      19,353        251,976
                                                        ------------
                                                           6,290,289
                                                        ------------
TELEVISION -- 0.1%
  CBS Corp., Class B.....................       8,700        237,075
                                                        ------------
TEXTILE-APPAREL -- 0.0%
  Cherokee, Inc. ........................       3,000         96,810
                                                        ------------
THERAPEUTICS -- 0.8%
  Amylin Pharmaceuticals, Inc.+..........         900         33,300
  CV Therapeutics, Inc.+.................       3,600         32,580

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
THERAPEUTICS (CONTINUED)
  Dendreon Corp.+........................       2,300   $     14,306
  Gilead Sciences, Inc.+.................      58,200      2,677,782
  Medarex, Inc.+.........................       4,200         43,764
  Progenics Pharmaceuticals, Inc.+.......       4,000         72,280
                                                        ------------
                                                           2,874,012
                                                        ------------
TOBACCO -- 0.6%
  Altria Group, Inc. ....................      12,500        944,750
  Imperial Tobacco Group PLC ADR.........       5,600        600,768
  Reynolds American, Inc. ...............       7,000        461,720
  UST, Inc. .............................       6,000        328,800
                                                        ------------
                                                           2,336,038
                                                        ------------
TOOLS-HAND HELD -- 0.2%
  Makita Corp. ADR.......................       6,000        253,680
  Snap-on, Inc. .........................       7,000        337,680
                                                        ------------
                                                             591,360
                                                        ------------
TOYS -- 0.2%
  Hasbro, Inc. ..........................      12,600        322,308
  Mattel, Inc. ..........................      14,800        281,792
                                                        ------------
                                                             604,100
                                                        ------------
TRANSACTIONAL SOFTWARE -- 0.1%
  VeriFone Holdings, Inc.+...............      12,500        290,625
                                                        ------------
TRANSPORT-EQUIPMENT & LEASNG -- 0.0%
  Greenbrier Cos., Inc. .................       2,700         60,102
                                                        ------------
TRANSPORT-MARINE -- 0.1%
  A/S Dampskibsselskabet Torm ADR........       1,900         66,690
  Alexander & Baldwin, Inc. .............       1,200         61,992
  Horizon Lines, Inc. Class A............       3,000         55,920
                                                        ------------
                                                             184,602
                                                        ------------
TRANSPORT-RAIL -- 0.4%
  Norfolk Southern Corp. ................       4,700        237,068
  Union Pacific Corp. ...................       9,200      1,155,704
                                                        ------------
                                                           1,392,772
                                                        ------------
TRANSPORT-SERVICES -- 0.1%
  Expeditors International of Washington,
    Inc. ................................       5,200        232,336
  FedEx Corp. ...........................       2,700        240,759
  Pacer International, Inc. .............       3,500         51,100
                                                        ------------
                                                             524,195
                                                        ------------
TRAVEL SERVICE -- 0.0%
  Ambassadors Group, Inc. ...............       5,200         95,212
                                                        ------------
ULTRA SOUND IMAGING SYSTEMS -- 0.0%
  SonoSite, Inc.+........................       3,300        111,111
                                                        ------------
VETERINARY DIAGNOSTICS -- 0.0%
  VCA Antech, Inc.+......................       3,213        142,111
                                                        ------------
WATER -- 0.0%
  California Water Service Group.........       1,200         44,424
                                                        ------------

---------------------
    26

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                            SHARES/
                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
WEB PORTALS/ISP -- 0.8%
  Google, Inc., Class A+.................       4,250      2,938,790
  Yahoo!, Inc.+..........................       3,100         72,106
                                                        ------------
                                                           3,010,896
                                                        ------------
WIRE & CABLE PRODUCTS -- 0.0%
  General Cable Corp.+...................         900         65,952
                                                        ------------
WIRELESS EQUIPMENT -- 0.3%
  Motorola, Inc. ........................      23,400        375,336
  Nokia Oyj ADR..........................      15,000        574,539
  QUALCOMM, Inc. ........................       1,000         39,350
  ViaSat, Inc.+..........................       3,000        103,290
                                                        ------------
                                                           1,092,515
                                                        ------------
TOTAL COMMON STOCK
  (cost $202,046,621)....................                230,261,440
                                                        ------------
PREFERRED STOCK -- 0.0%
SAVINGS & LOANS/THRIFTS -- 0.0%
  Washington Mutual, Inc.
    Series R
    7.75%
    (cost $20,000).......................          20         17,700
                                                        ------------
ASSET BACKED SECURITIES -- 1.5%
DIVERSIFIED FINANCIAL SERVICES -- 1.5%
  Banc of America Mtg. Securities, Inc.
    Series 2004-4, Class 2A1
    5.50% due 05/25/34(2)................  $ 1,118,652     1,105,247
  Countrywide Alternative Loan Trust
    Series 2003-13T1, Class A1
    4.00% due 08/25/33(2)................     166,403        164,735
  Countrywide Home Loan Mtg. Pass Through
    Trust
    Series 2005-21, Class A33
    5.50% due 10/25/35(2)................     340,214        340,980
  Countrywide Home Loans
    Series 2003-50, Class A1
    5.00% due 11/25/18(2)................     725,663        722,498
  Countrywide Home Loans
    Series 2004-4, Class A5
    5.25% due 05/25/34(2)................   1,500,000      1,464,456
  CS First Boston Mtg. Securities Corp.
    Series 2003-8, Class 1A1
    5.75% due 04/25/33(2)................     931,270        931,678
  Prime Mtg. Trust
    Series 2004-2, Class A2
    4.75% due 11/25/19(2)................     958,422        945,843
  WFS Financial Owner Trust,
    Series 2004-3, Class A4
    5.80% due 02/17/12...................     159,375        158,767
                                                        ------------
TOTAL ASSET BACKED SECURITIES
  (cost $5,894,810)......................                  5,834,204
                                                        ------------

--------------------------------------------------------------------
                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
CONVERTIBLE BONDS & NOTES -- 0.1%
THERAPEUTICS -- 0.1%
  CV Therapeutics, Inc.
    Senior Sub. Debentures
    2.00% due 05/16/23
    (cost $423,699)......................  $  500,000   $    439,375
                                                        ------------
CORPORATE BONDS & NOTES -- 8.2%
AEROSPACE/DEFENSE -- 0.1%
  Lockheed Martin Corp.
    Notes
    6.15% due 09/01/36...................     500,000        517,135
                                                        ------------
AIRLINES -- 0.0%
  Northwest Airlines, Inc.
    Company Guar. Pass Through Certs.
    Series 96-1
    8.97% due 01/02/15(3)(4).............      26,006              3
                                                        ------------
BANKS-FIDUCIARY -- 0.0%
  The Bank of New York Mellon Corp.
    4.95% due 11/01/12...................     150,000        149,998
                                                        ------------
BANKS-SUPER REGIONAL -- 0.2%
  Wells Fargo & Co.
    Sub. Notes
    4.63% due 04/15/14...................     750,000        738,313
                                                        ------------
CABLE TV -- 0.3%
  FrontierVision Operating Partnership LP
    Senior Sub. Notes
    11.00% due 09/15/07(3)(4)+...........     500,000              0
  Tele-Communications, Inc.
    Senior Notes
    7.88% due 08/01/13...................     500,000        547,951
  Time Warner Cable, Inc.
    Company Guar. Notes
    6.55% due 05/01/37...................     500,000        510,348
                                                        ------------
                                                           1,058,299
                                                        ------------
CASINO HOTEL -- 0.2%
  Caesars Entertainment, Inc.
    Senior Notes
    7.50% due 09/01/09...................     750,000        796,838
                                                        ------------
CASINO SERVICES -- 0.3%
  OED Corp./Diamond Jo LLC
    Company Guar. Notes
    8.75% due 04/15/12...................   1,250,000      1,250,000
                                                        ------------
ELECTRIC-INTEGRATED -- 1.5%
  Florida Power Corp.
    1st Mortgage Notes
    6.35% due 09/15/37...................     500,000        526,799
  Illinois Power Co.
    1st Mtg. Bonds
    7.50% due 06/15/09...................     670,000        689,635
  Metropolitan Edison Co.
    Sec. Notes
    4.95% due 03/15/13...................     500,000        484,734

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
  Mirant Americas Generation LLC
    Senior Notes
    8.50% due 10/01/21...................  $1,000,000   $    917,500
  Pacific Gas & Electric Co.
    Notes
    4.20% due 03/01/11...................     500,000        492,747
  Pacificorp
    1st Mtg. Bonds
    5.25% due 06/15/35...................   1,000,000        901,866
  Public Service Co. of New Mexico
    Senior Sub. Notes
    4.40% due 09/15/08...................     500,000        496,725
  Texas-New Mexico Power Co.
    Senior Notes
    6.25% due 01/15/09...................     500,000        505,586
  TXU Electric Delivery Co.
    Debentures
    7.00% due 09/01/22...................     500,000        517,971
  Virginia Electric and Power Co.
    Senior Notes
    5.10% due 11/30/12...................     250,000        251,075
                                                        ------------
                                                           5,784,638
                                                        ------------
ENERGY-ALTERNATE SOURCES -- 0.0%
  Covanta Energy Corp.
    9.25% due 03/01/22(3)(4)+............   1,500,000              0
  Ogden Corp.
    9.25% due 03/01/22(3)(4)+............   1,500,000              0
                                                        ------------
                                                                   0
                                                        ------------
FINANCE-COMMERCIAL -- 0.0%
  Caterpillar Financial Services Corp.
    Senior Notes
    4.85% due 12/07/12...................     100,000        100,173
                                                        ------------
FINANCE-CONSUMER LOANS -- 0.1%
  John Deere Capital Corp.
    Senior Notes
    4.95% due 12/17/12...................     500,000        500,687
                                                        ------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.0%
  Citigroup, Inc.
    Senior Notes
    5.00% due 09/15/14...................   1,180,000      1,124,356
  Jefferies Group, Inc.
    Senior Notes
    7.75% due 03/15/12...................     500,000        542,918
  Legg Mason, Inc.
    Senior Notes
    6.75% due 07/02/08...................     500,000        503,614
  Merrill Lynch & Co., Inc.
    Senior Notes
    6.00% due 02/17/09...................   1,000,000      1,008,165
  Morgan Stanley
    Senior Notes
    6.25% due 08/09/26...................     500,000        488,073
                                                        ------------
                                                           3,667,126
                                                        ------------

--------------------------------------------------------------------
                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
FINANCE-MORTGAGE LOAN/BANKER -- 0.0%
  Countrywide Financial Corp.
    Company Guar. Notes
    5.80% due 06/07/12...................  $  100,000   $     73,050
                                                        ------------
FOOD-RETAIL -- 0.2%
  Fred Meyer, Inc.
    Company Guar.
    7.45% due 03/01/08...................     800,000        802,802
                                                        ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.5%
  Cardinal Health, Inc.
    Notes
    6.25% due 07/15/08...................     225,000        226,442
  Cardinal Health, Inc.
    Senior Notes
    6.75% due 02/15/11...................   1,500,000      1,575,465
                                                        ------------
                                                           1,801,907
                                                        ------------
MULTIMEDIA -- 0.5%
  Cox Enterprises, Inc.
    Notes
    7.88% due 09/15/10*..................   1,500,000      1,610,028
  The Walt Disney Co.
    Senior Notes
    4.70% due 12/01/12...................     150,000        149,995
                                                        ------------
                                                           1,760,023
                                                        ------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
  Allied Waste North America, Inc.
    Senior Notes
    7.88% due 04/15/13...................     750,000        766,875
  Waste Management, Inc.
    Senior Notes
    7.38% due 08/01/10...................     500,000        528,149
                                                        ------------
                                                           1,295,024
                                                        ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.2%
  Apache Corp.
    Senior Notes
    6.25% due 04/15/12...................     595,000        631,516
                                                        ------------
OIL COMPANIES-INTEGRATED -- 0.3%
  Petro-Canada
    Notes
    4.00% due 07/15/13...................   1,000,000        930,006
                                                        ------------
OIL REFINING & MARKETING -- 0.3%
  Tesoro Corp.
    Company Guar. Notes
    6.25% due 11/01/12...................   1,000,000      1,000,000
                                                        ------------
OIL-FIELD SERVICES -- 0.2%
  Hanover Compressor Co.
    Senior Notes
    4.75% due 03/15/08...................     750,000        740,625
                                                        ------------

---------------------
    28

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
PIPELINES -- 0.7%
  El Paso Natural Gas Co.
    Debentures
    7.50% due 11/15/26...................  $1,500,000   $  1,575,753
  El Paso Natural Gas Co.
    Bonds
    8.38% due 06/15/32...................     500,000        585,700
  Southern Natural Gas Co.
    Notes
    8.00% due 03/01/32...................     500,000        557,047
                                                        ------------
                                                           2,718,500
                                                        ------------
PUBLISHING-BOOKS -- 0.3%
  Reed Elsevier Capital
    Company Guar. Notes
    6.75% due 08/01/11...................   1,000,000      1,061,118
                                                        ------------
QUARRYING -- 0.0%
  Vulcan Materials
    Senior Notes
    5.60% due 11/30/12...................     150,000        150,842
                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
  Health Care Property Investors, Inc.
    Senior Notes
    6.00% due 03/01/15...................     750,000        732,653
  Shurgard Storage Centers, Inc.
    Notes
    5.88% due 03/15/13...................   1,000,000      1,020,688
                                                        ------------
                                                           1,753,341
                                                        ------------
REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.0%
  ERP Operating LP
    Notes
    5.50% due 10/01/12...................     150,000        148,696
                                                        ------------
SAVINGS & LOANS/THRIFTS -- 0.0%
  Washington Mutual Bank
    Sub. Notes
    5.50% due 01/15/13...................     125,000        110,911
                                                        ------------
SPECIAL PURPOSE ENTITY -- 0.1%
  CCM Merger, Inc.
    Notes
    8.00% due 08/01/13*..................     250,000        235,625
                                                        ------------
STEEL-PRODUCER -- 0.1%
  Nucor Corp.
    Senior Notes
    5.00% due 12/01/12...................     300,000        300,376
                                                        ------------
TELECOM SERVICES -- 0.3%
  Qwest Corp.
    Notes
    8.88% due 03/15/12...................   1,000,000      1,070,000
                                                        ------------

--------------------------------------------------------------------
                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
TELEPHONE-INTEGRATED -- 0.0%
  AT&T, Inc.
    Senior Notes
    4.95% due 01/15/13...................  $  150,000   $    150,800
                                                        ------------
TOTAL CORPORATE BONDS & NOTES
  (cost $30,768,685).....................                 31,298,372
                                                        ------------
FOREIGN CORPORATE BONDS & NOTES -- 0.4%
CRUISE LINES -- 0.1%
  Royal Caribbean Cruises, Ltd.
    Senior Notes
    8.75% due 02/02/11...................     500,000        521,342
                                                        ------------
TELEPHONE-INTEGRATED -- 0.3%
  Deutsche Telekom International
    Finance BV
    Company Guar. Bonds
    8.00% due 06/15/10...................   1,000,000      1,067,592
                                                        ------------
TOTAL FOREIGN CORPORATE BONDS & NOTES
  (cost $1,553,444)......................                  1,588,934
                                                        ------------
FOREIGN GOVERNMENT AGENCIES -- 0.2%
SOVEREIGN -- 0.2%
  Federal Republic of Brazil
    Notes
    8.00% due 01/15/18
    (cost $681,906)......................     791,000        885,129
                                                        ------------
U.S. GOVERNMENT AGENCIES -- 17.5%
FEDERAL HOME LOAN BANK -- 0.5%
    4.63% due 10/10/12...................     750,000        771,924
    5.25% due 08/05/09...................   1,000,000      1,025,137
                                                        ------------
                                                           1,797,061
                                                        ------------
FEDERAL HOME LOAN MTG. CORP. -- 7.7%
    4.13% due 07/12/10...................   1,000,000      1,012,312
    4.50% due 01/01/19...................     800,493        787,144
    4.50% due 07/01/19...................     936,393        920,381
    4.50% due 06/01/35...................   1,262,569      1,194,141
    5.00% due 06/01/33...................     547,943        535,964
    5.00% due 08/01/33...................   1,499,700      1,466,118
    5.00% due 05/01/34...................   2,408,737      2,352,829
    5.00% due 04/01/35...................     759,539        741,910
    5.00% due 10/01/35...................     864,935        844,465
    5.00% due 02/01/36...................     704,905        688,222
    5.50% due 11/01/17...................     207,344        210,267
    5.50% due 01/01/18...................     326,779        331,386
    5.50% due 11/01/18...................     419,533        425,329
    5.50% due 07/01/19...................     457,509        464,192
    5.50% due 05/01/31...................     242,622        242,791
    5.50% due 11/01/32...................     628,414        628,912
    5.50% due 04/01/33...................     953,392        954,142
    5.50% due 08/01/33...................     478,398        479,368
    5.50% due 12/01/33...................     824,092        823,856
    5.50% due 01/01/34...................   1,721,381      1,719,847
    5.50% due 11/01/34...................     993,486        992,601
    5.50% due 09/01/35...................     960,698        959,087
    5.50% due 01/01/36...................     840,219        838,810

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL HOME LOAN MTG. CORP. (CONTINUED)
    5.50% due 04/01/36...................  $  889,655   $    887,930
    6.00% due 04/01/17...................     165,448        169,471
    6.00% due 05/01/17...................     291,377        298,457
    6.00% due 05/01/31...................     139,194        141,904
    6.00% due 09/01/32...................      84,560         86,110
    6.00% due 12/01/33...................     587,062        598,152
    6.00% due 05/01/34...................     593,304        603,072
    6.00% due 01/01/35...................   1,200,090      1,218,879
    6.05% due 03/01/37(5)................     923,484        938,711
    6.50% due 02/01/14...................     100,411        103,934
    6.50% due 01/01/32...................     254,785        263,476
    7.00% due 02/01/15...................      24,616         25,635
    7.00% due 03/01/15...................      66,522         69,333
    7.00% due 06/01/15...................      26,154         27,292
    7.00% due 12/01/15...................       6,527          6,811
    7.00% due 03/01/16...................      56,063         58,503
    7.00% due 02/01/27...................      47,690         50,141
    7.00% due 05/01/30...................         131            138
    7.00% due 01/01/32...................      67,778         71,113
    7.50% due 12/01/30...................      92,943         99,266
    7.50% due 01/01/31...................      91,508         97,734
    7.50% due 02/01/31...................      18,859         20,142
    8.00% due 08/01/30...................      13,989         14,982
  REMIC
    Series 3228, Class PH
    5.50% due 04/15/27(2)................     658,285        667,842
    Series 3200, Class GA
    5.50% due 10/15/27(2)................     417,080        423,228
    Series 2981, Class PC
    5.50% due 10/15/31(2)................   2,000,000      2,027,881
    Series 2808, Class PG
    5.50% due 04/15/33(2)................     600,000        597,575
    Series 2449, Class ND
    6.50% due 05/15/30(2)................     358,081        359,853
                                                        ------------
                                                          29,541,639
                                                        ------------
FEDERAL NATIONAL MTG. ASSOC. -- 8.1%
    4.00% due 09/01/18...................   1,175,884      1,131,672
    4.00% due 10/01/18...................   2,678,242      2,577,544
    4.25% due 05/15/09...................     500,000        503,603
    4.50% due 12/01/18...................     509,579        501,689
    4.50% due 11/01/19...................     975,317        959,256
    4.75% due 11/19/12...................     750,000        776,150
    5.00% due 01/01/18...................     861,883        864,038
    5.00% due 06/01/18...................     823,480        825,745
    5.00% due 10/01/18...................     593,569        595,122
    5.00% due 12/01/19...................     832,187        833,721
    5.00% due 04/01/34...................   1,271,637      1,242,154
    5.00% due 06/01/34...................     818,796        799,812
    5.50% due 01/01/17...................     341,792        348,330
    5.50% due 02/01/33...................     969,282        973,037

--------------------------------------------------------------------
                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
    5.50% due 05/01/33...................  $  487,474   $    488,493
    5.50% due 06/01/33...................     821,553        823,267
    5.50% due 02/01/34...................   1,379,490      1,377,994
    5.50% due 04/01/34...................     380,968        380,989
    5.50% due 08/01/34...................     527,347        526,751
    5.50% due 09/01/34...................   1,083,526      1,082,299
    5.50% due 01/01/35...................     725,713        725,753
    5.50% due 02/01/35...................     700,191        699,764
    5.50% due 03/01/35...................     901,136        901,186
    5.80% due 07/16/13...................   1,000,000      1,000,676
    6.00% due 08/01/18...................      71,395         73,182
    6.00% due 10/01/22...................     375,473        383,505
    6.00% due 05/01/31...................     238,655        243,425
    6.00% due 08/01/31...................     408,473        416,638
    6.00% due 04/01/32...................     249,067        253,746
    6.00% due 01/01/34...................     483,266        491,718
    6.00% due 09/01/34...................     721,736        733,903
    6.00% due 10/01/35...................     703,601        714,897
    6.00% due 04/01/37...................     967,430        982,482
    6.25% due 02/01/11...................   1,000,000      1,071,084
    6.50% due 06/01/19...................      57,785         59,913
    6.50% due 09/01/24...................     116,146        120,051
    6.50% due 09/01/25...................      19,469         20,227
    6.50% due 11/01/25...................      36,545         37,968
    6.50% due 05/01/26...................      27,190         28,250
    6.50% due 11/01/27...................       1,379          1,432
    6.50% due 07/01/29...................     229,384        238,270
    6.50% due 07/01/31...................      11,195         11,576
    6.50% due 01/01/32...................      58,076         60,056
    6.50% due 03/01/32...................     312,940        323,542
    6.50% due 04/01/32...................     396,023        409,412
    6.50% due 12/01/32...................     158,291        163,642
    6.50% due 07/01/34...................     293,796        303,184
    7.00% due 05/01/15...................       2,311          2,406
    7.00% due 12/01/15...................       4,945          5,147
    7.00% due 01/01/16...................      52,910         55,079
    7.00% due 04/01/16...................      18,959         19,733
    7.00% due 05/01/29...................      36,618         38,620
    7.00% due 09/01/29...................      20,789         21,924
    7.00% due 12/01/29...................       8,035          8,474
    7.00% due 01/01/31...................      13,805         14,559
    7.00% due 07/01/31...................      48,223         50,821
    7.50% due 02/01/16...................     194,300        202,777
    7.50% due 11/01/30...................      84,622         88,336
    7.50% due 01/01/31...................     180,519        192,564
    7.50% due 02/01/31...................      35,269         37,614
    7.50% due 03/01/31...................      79,270         82,825
    8.00% due 01/01/16...................     331,407        349,012
  REMIC
    Series 1993-248, Class SA
    5.43% due 08/25/23(2)(5).............     229,364        225,494

---------------------
    30

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
    Series 2007-79, Class MD
    5.50% due 12/25/35(2)................  $1,000,000   $    988,646
    Series 2002-16, Class TM
    7.00% due 04/25/32(2)................     599,216        628,875
                                                        ------------
                                                          31,094,054
                                                        ------------
GOVERNMENT NATIONAL MTG. ASSOC. -- 1.2%
    5.50% due 07/20/33...................     715,823        717,615
    5.50% due 02/20/34...................     503,667        504,821
    5.50% due 03/20/34...................     479,463        480,561
    6.00% due 05/20/32...................     206,570        211,161
    6.00% due 07/20/33...................     415,180        425,349
    6.00% due 08/15/34...................     769,912        789,035
    6.50% due 11/15/23...................     111,740        116,064
    6.50% due 12/15/23...................     368,400        382,654
    6.50% due 02/15/24...................      88,841         92,286
    6.50% due 03/20/27...................       9,177          9,529
    6.50% due 04/20/27...................      44,681         46,398
    6.50% due 07/15/32...................     139,944        145,090
    6.50% due 04/20/34...................     265,002        274,255
    7.00% due 12/15/22...................      20,808         22,069
    7.00% due 05/15/23...................       6,347          6,738
    7.00% due 06/15/23...................       8,772          9,313
    7.00% due 12/15/23...................      20,676         21,941
    7.00% due 04/15/28...................      14,591         15,484
    7.50% due 08/15/30...................      16,850         17,975
    7.50% due 09/15/30...................       8,495          9,062
    7.50% due 11/15/30...................      47,539         50,714
    7.50% due 01/15/31...................      30,145         32,149
  REMIC
    Series 2002-70, Class PA
    4.50% due 08/20/32(2)................     104,639        102,519
                                                        ------------
                                                           4,482,782
                                                        ------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $67,113,989).....................                 66,915,536
                                                        ------------
U.S. GOVERNMENT TREASURIES -- 4.6%
U.S. TREASURY BONDS -- 0.7%
    4.50% due 02/15/36...................   1,000,000      1,005,078
    5.00% due 05/15/37...................   1,500,000      1,634,883
                                                        ------------
                                                           2,639,961
                                                        ------------
U.S. TREASURY NOTES -- 3.9%
    3.13% due 11/30/09...................   3,000,000      3,003,282
    3.25% due 08/15/08...................     500,000        499,765
    3.50% due 12/15/09...................   1,000,000      1,008,438
    3.63% due 10/31/09...................   2,000,000      2,019,688
    3.88% due 10/31/12...................   1,000,000      1,019,609

--------------------------------------------------------------------
                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
U.S. TREASURY NOTES (CONTINUED)
    4.00% due 11/15/12...................  $3,000,000   $  3,080,859
    4.25% due 08/15/14...................   2,000,000      2,067,968
    5.13% due 05/15/16...................   2,000,000      2,164,688
                                                        ------------
                                                          14,864,297
                                                        ------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $17,148,181).....................                 17,504,258
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $325,651,335)....................                354,744,948
                                                        ------------
REPURCHASE AGREEMENT -- 6.7%
  Agreement with State Street Bank &
    Trust Co., bearing interest at 0.75%,
    dated 12/31/07, to be repurchased
    01/02/08 in the amount of $25,770,074
    and collateralized by $22,325,000 of
    United States Treasury Bonds, bearing
    interest at 3.25% due 02/15/26 and
    having an approximate value of
    $26,287,688 (cost $25,769,000).......  25,769,000     25,769,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $351,420,335)(7).................        99.4%   380,513,948
Other assets less liabilities............         0.6      2,207,555
                                           ----------   ------------
NET ASSETS...............................       100.0%  $382,721,503
                                           ==========   ============

------------
 +    Non-income producing security
 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $1,845,653 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
 (1)  Security was valued using fair value procedures at December 31, 2007. See
      Note 2 regarding fair value pricing procedures for foreign equity securities.
 (2)  Collateralized Mortgage Obligation
 (3)  Illiquid security
 (4)  Fair valued security; see Note 2
 (5) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
 (6)  Consists of more than one type of security traded together as a unit.
 (7)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt
REMIC -- Real Estate Mortgage Investment Conduit

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Electric-Integrated.......................................    5.0%
Oil Companies-Integrated..................................    4.9
Diversified Manufacturing Operations......................    4.7
Oil Companies-Exploration & Production....................    4.2
Finance-Investment Banker/Broker..........................    4.1
Applications Software.....................................    3.7
Banks-Super Regional......................................    3.4
Medical-Drugs.............................................    3.4
Medical-Biomedical/Gene...................................    2.8
Networking Products.......................................    2.7
Oil & Gas Drilling........................................    2.6
Telephone-Integrated......................................    2.4
Computers.................................................    2.4
Investment Management/Advisor Services....................    2.4
Machinery-Construction & Mining...........................    2.3
Cosmetics & Toiletries....................................    2.1
Metal-Diversified.........................................    2.1
Retail-Apparel/Shoe.......................................    2.0
Medical Instruments.......................................    2.0
Repurchase Agreement......................................    1.8
Medical-HMO...............................................    1.8
Aerospace/Defense.........................................    1.8
Beverages-Non-alcoholic...................................    1.8
Telecom Equipment-Fiber Optics............................    1.7
Diversified Minerals......................................    1.7
Tobacco...................................................    1.7
Web Portals/ISP...........................................    1.7
Electronic Connectors.....................................    1.6
Computers-Memory Devices..................................    1.6
Enterprise Software/Service...............................    1.5
Human Resources...........................................    1.5
Banks-Fiduciary...........................................    1.5
Wireless Equipment........................................    1.4
Retail-Regional Department Stores.........................    1.4
Semiconductor Equipment...................................    1.3
Apparel Manufacturers.....................................    1.2
Retail-Office Supplies....................................    1.0
Finance-Other Services....................................    0.9
Metal Processors & Fabrication............................    0.8
Multimedia................................................    0.8
Aerospace/Defense-Equipment...............................    0.8
Insurance-Multi-line......................................    0.8
Athletic Footwear.........................................    0.7
Cellular Telecom..........................................    0.7
Semiconductors Components-Intergrated Circuits............    0.6
Oil-Field Services........................................    0.6
E-Commerce/Services.......................................    0.6
Insurance-Property/Casualty...............................    0.6
Machinery-Pumps...........................................    0.6
Medical-Generic Drugs.....................................    0.6
Auto-Heavy Duty Trucks....................................    0.5
Electronic Components-Semiconductors......................    0.5
Medical-Wholesale Drug Distribution.......................    0.5
Commercial Services.......................................    0.5
Instruments-Scientific....................................    0.4
Banks-Commercial..........................................    0.4%
Pipelines.................................................    0.4
Financial Guarantee Insurance.............................    0.4
Electronic Forms..........................................    0.3
Engineering/R&D Services..................................    0.2
                                                            -----
                                                            100.4%
                                                            =====

------------

* Calculated as a percentage of net assets

---------------------
    32

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION               SHARES      (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK -- 98.6%
AEROSPACE/DEFENSE -- 1.8%
  Boeing Co. ..............................       980    $    85,711
  Lockheed Martin Corp. ...................     1,095        115,259
  Northrop Grumman Corp. ..................     1,000         78,640
                                                         -----------
                                                             279,610
                                                         -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.8%
  United Technologies Corp. ...............     1,595        122,081
                                                         -----------
APPAREL MANUFACTURERS -- 1.2%
  Carter's, Inc.+..........................     5,100         98,685
  Gymboree Corp.+..........................     3,100         94,426
                                                         -----------
                                                             193,111
                                                         -----------
APPLICATIONS SOFTWARE -- 3.7%
  Infosys Technologies, Ltd. ADR...........     1,700         77,112
  Microsoft Corp. .........................    14,255        507,478
                                                         -----------
                                                             584,590
                                                         -----------
ATHLETIC FOOTWEAR -- 0.7%
  NIKE, Inc., Class B......................     1,800        115,632
                                                         -----------
AUTO-HEAVY DUTY TRUCKS -- 0.5%
  Oshkosh Truck Corp., Class B.............     1,700         80,342
                                                         -----------
BANKS-COMMERCIAL -- 0.4%
  Banco Itau Holding Financeira SA ADR.....     2,350         60,771
                                                         -----------
BANKS-FIDUCIARY -- 1.5%
  State Street Corp. ......................     2,960        240,352
                                                         -----------
BANKS-SUPER REGIONAL -- 3.4%
  Bank of America Corp. ...................     6,770        279,330
  PNC Financial Services Group, Inc. ......     3,935        258,333
                                                         -----------
                                                             537,663
                                                         -----------
BEVERAGES-NON-ALCOHOLIC -- 1.8%
  PepsiCo, Inc. ...........................     3,645        276,655
                                                         -----------
CELLULAR TELECOM -- 0.7%
  America Movil SAB de CV ADR..............     1,700        104,363
                                                         -----------
COMMERCIAL SERVICES -- 0.5%
  Iron Mountain, Inc.+.....................     1,975         73,115
                                                         -----------
COMPUTERS -- 2.4%
  Apple, Inc.+.............................       300         59,424
  Hewlett-Packard Co. .....................     6,320        319,034
                                                         -----------
                                                             378,458
                                                         -----------
COMPUTERS-MEMORY DEVICES -- 1.6%
  EMC Corp.+...............................    13,480        249,784
                                                         -----------
COSMETICS & TOILETRIES -- 2.1%
  Colgate-Palmolive Co. ...................     1,300        101,348
  Procter & Gamble Co. ....................     3,055        224,298
                                                         -----------
                                                             325,646
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
           SECURITY DESCRIPTION               SHARES      (NOTE 2)
DIVERSIFIED MANUFACTURING OPERATIONS -- 4.7%
  Danaher Corp. ...........................     2,115    $   185,570
  Dover Corp. .............................     1,945         89,645
  General Electric Co. ....................    12,580        466,341
                                                         -----------
                                                             741,556
                                                         -----------
DIVERSIFIED MINERALS -- 1.7%
  Cia Vale do Rio Doce ADR.................     8,350        272,794
                                                         -----------
E-COMMERCE/SERVICES -- 0.6%
  Priceline.com, Inc.+.....................       800         91,888
                                                         -----------
ELECTRIC-INTEGRATED -- 5.0%
  American Electric Power Co., Inc. .......     9,710        452,097
  Exelon Corp. ............................     3,570        291,455
  FirstEnergy Corp. .......................       600         43,404
                                                         -----------
                                                             786,956
                                                         -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.5%
  MEMC Electronic Materials, Inc.+.........       900         79,641
                                                         -----------
ELECTRONIC CONNECTORS -- 1.6%
  Amphenol Corp., Class A..................     1,900         88,103
  Thomas & Betts Corp.+....................     3,450        169,188
                                                         -----------
                                                             257,291
                                                         -----------
ELECTRONIC FORMS -- 0.3%
  Adobe Systems, Inc.+.....................     1,100         47,003
                                                         -----------
ENGINEERING/R&D SERVICES -- 0.2%
  Fluor Corp. .............................       215         31,330
                                                         -----------
ENTERPRISE SOFTWARE/SERVICE -- 1.5%
  Oracle Corp.+............................    10,670        240,929
                                                         -----------
FINANCE-INVESTMENT BANKER/BROKER -- 4.1%
  Citigroup, Inc. .........................     4,297        126,504
  JPMorgan Chase & Co. ....................     4,560        199,044
  Merrill Lynch & Co., Inc. ...............     2,875        154,330
  The Goldman Sachs Group, Inc. ...........       370         79,568
  UBS AG...................................     1,920         88,320
                                                         -----------
                                                             647,766
                                                         -----------
FINANCE-OTHER SERVICES -- 0.9%
  CME Group, Inc. .........................       140         96,040
  IntercontinentalExchange, Inc.+..........       240         46,200
                                                         -----------
                                                             142,240
                                                         -----------
FINANCIAL GUARANTEE INSURANCE -- 0.4%
  MBIA, Inc. ..............................     3,070         57,194
                                                         -----------
HUMAN RESOURCES -- 1.5%
  Manpower, Inc. ..........................     4,225        240,402
                                                         -----------
INSTRUMENTS-SCIENTIFIC -- 0.4%
  Waters Corp.+............................       840         66,419
                                                         -----------
INSURANCE-MULTI-LINE -- 0.8%
  ACE, Ltd. ...............................     1,960        121,089
                                                         -----------
INSURANCE-PROPERTY/CASUALTY -- 0.6%
  W.R. Berkley Corp. ......................     3,050         90,921
                                                         -----------

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION               SHARES      (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 2.4%
  Affiliated Managers Group, Inc.+.........       880    $   103,365
  Franklin Resources, Inc. ................       600         68,658
  Invesco, Ltd. ...........................     6,340        198,949
                                                         -----------
                                                             370,972
                                                         -----------
MACHINERY-CONSTRUCTION & MINING -- 2.3%
  Caterpillar, Inc. .......................     3,620        262,667
  Terex Corp.+.............................     1,500         98,355
                                                         -----------
                                                             361,022
                                                         -----------
MACHINERY-PUMPS -- 0.6%
  Graco, Inc. .............................     2,400         89,424
                                                         -----------
MEDICAL INSTRUMENTS -- 2.0%
  Medtronic, Inc. .........................     4,900        246,323
  St. Jude Medical, Inc.+..................     1,700         69,088
                                                         -----------
                                                             315,411
                                                         -----------
MEDICAL-BIOMEDICAL/GENE -- 2.8%
  Amgen, Inc.+.............................     3,720        172,757
  Genentech, Inc.+.........................     3,170        212,612
  Genzyme Corp.+...........................       800         59,552
                                                         -----------
                                                             444,921
                                                         -----------
MEDICAL-DRUGS -- 3.4%
  Abbott Laboratories......................     1,670         93,771
  Eli Lilly & Co. .........................     1,435         76,615
  Merck & Co., Inc. .......................     3,100        180,141
  Schering-Plough Corp. ...................     6,910        184,082
                                                         -----------
                                                             534,609
                                                         -----------
MEDICAL-GENERIC DRUGS -- 0.6%
  Teva Pharmaceutical Industries, Ltd.
    ADR....................................     1,900         88,312
                                                         -----------
MEDICAL-HMO -- 1.8%
  UnitedHealth Group Inc. .................     4,975        289,545
                                                         -----------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.5%
  Cardinal Health, Inc. ...................     1,300         75,075
                                                         -----------
METAL PROCESSORS & FABRICATION -- 0.8%
  Precision Castparts Corp. ...............       920        127,604
                                                         -----------
METAL-DIVERSIFIED -- 2.1%
  Freeport-McMoRan Copper & Gold, Inc. ....     3,145        322,174
                                                         -----------
MULTIMEDIA -- 0.8%
  Viacom, Inc., Class B+...................     2,790        122,537
                                                         -----------
NETWORKING PRODUCTS -- 2.7%
  Cisco Systems, Inc.+.....................    15,525        420,262
                                                         -----------
OIL & GAS DRILLING -- 2.6%
  Transocean, Inc. ........................     2,816        403,110
                                                         -----------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.2%
  Apache Corp. ............................     2,070        222,608
  EOG Resources, Inc. .....................     3,845        343,166
  Woodside Petroleum, Ltd. ADR.............     2,200         97,460
                                                         -----------
                                                             663,234
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
           SECURITY DESCRIPTION               SHARES      (NOTE 2)
OIL COMPANIES-INTEGRATED -- 4.9%
  ConocoPhillips...........................     1,620    $   143,046
  ExxonMobil Corp. ........................     5,975        559,798
  Petroleo Brasileiro SA ADR...............       600         69,144
                                                         -----------
                                                             771,988
                                                         -----------
OIL-FIELD SERVICES -- 0.6%
  Halliburton Co. .........................     1,289         48,866
  Schlumberger, Ltd. ......................       500         49,185
                                                         -----------
                                                              98,051
                                                         -----------
PIPELINES -- 0.4%
  Williams Cos., Inc. .....................     1,690         60,468
                                                         -----------
RETAIL-APPAREL/SHOE -- 2.0%
  American Eagle Outfitters, Inc. .........    12,500        259,625
  The Gap, Inc. ...........................     2,920         62,138
                                                         -----------
                                                             321,763
                                                         -----------
RETAIL-OFFICE SUPPLIES -- 1.0%
  Staples, Inc. ...........................     6,750        155,722
                                                         -----------
RETAIL-REGIONAL DEPARTMENT STORES -- 1.4%
  Kohl's Corp.+............................     4,695        215,031
                                                         -----------
SEMICONDUCTOR EQUIPMENT -- 1.3%
  Applied Materials, Inc. .................     3,230         57,365
  Lam Research Corp.+......................     3,405        147,198
                                                         -----------
                                                             204,563
                                                         -----------
SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS -- 0.6%
  Maxim Integrated Products, Inc. .........     3,820        101,154
                                                         -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 1.7%
  Corning, Inc. ...........................    11,460        274,925
                                                         -----------
TELEPHONE-INTEGRATED -- 2.4%
  AT&T, Inc. ..............................     9,225        383,391
                                                         -----------
TOBACCO -- 1.7%
  Altria Group, Inc. ......................     3,595        271,710
                                                         -----------
WEB PORTALS/ISP -- 1.7%
  Google, Inc., Class A+...................       390        269,677
                                                         -----------
WIRELESS EQUIPMENT -- 1.4%
  Nokia Oyj ADR............................     1,900         72,941
  QUALCOMM, Inc. ..........................     3,840        151,104
                                                         -----------
                                                             224,045
                                                         -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $14,387,255).......................               15,518,292
                                                         -----------

---------------------
    34

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

--------------------------------------------------------------------------------


                                             PRINCIPAL      VALUE
           SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
--------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.8%
  Banc of America Securities Joint
    Repurchase Agreement(1)
    (cost $290,000)........................  $290,000    $   290,000
                                                         -----------
TOTAL INVESTMENTS
  (cost $14,677,255)(2)....................     100.4%    15,808,292
Liabilities in excess of other assets......      (0.4)       (63,068)
                                             --------    -----------
NET ASSETS.................................     100.0%   $15,745,224
                                             ========    ===========

------------
+    Non-income producing security
(1)  See Note 2 for details of Joint Repurchase Agreement.
(2)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Oil Companies-Exploration & Production.....................   5.4%
Electric-Integrated........................................   5.2
Medical-Drugs..............................................   4.4
Diversified Manufacturing Operations.......................   3.6
Finance-Investment Banker/Broker...........................   3.2
Retail-Apparel/Shoe........................................   3.0
Investment Management/Advisor Services.....................   2.9
Oil & Gas Drilling.........................................   2.8
Oil Companies-Integrated...................................   2.8
Networking Products........................................   2.6
Electronic Connectors......................................   2.5
Banks-Super Regional.......................................   2.4
Medical-Biomedical/Gene....................................   2.4
Metal-Diversified..........................................   2.4
Apparel Manufacturers......................................   2.3
Applications Software......................................   2.2
Semiconductor Equipment....................................   1.9
Computer Services..........................................   1.9
Tobacco....................................................   1.9
Machinery-Construction & Mining............................   1.9
Medical-HMO................................................   1.8
Beverages-Non-alcoholic....................................   1.7
Telephone-Integrated.......................................   1.6
Human Resources............................................   1.6
Aerospace/Defense..........................................   1.4
Banks-Fiduciary............................................   1.4
Cosmetics & Toiletries.....................................   1.4
Computers-Memory Devices...................................   1.3
Repurchase Agreement.......................................   1.3
Oil-Field Services.........................................   1.3
Web Portals/ISP............................................   1.2
Computers..................................................   1.2
Commercial Services........................................   1.2
Electronic Components-Semiconductors.......................   1.1
Diversified Minerals.......................................   1.0
Medical Instruments........................................   1.0
Finance-Other Services.....................................   1.0
Telecom Equipment-Fiber Optics.............................   0.9
Wireless Equipment.........................................   0.9
Motion Pictures & Services.................................   0.9
Metal Processors & Fabrication.............................   0.9
Transport-Services.........................................   0.9
Medical-Generic Drugs......................................   0.9
Machinery-Pumps............................................   0.8
Office Furnishings-Original................................   0.8
Auto-Heavy Duty Trucks.....................................   0.8
E-Commerce/Services........................................   0.8
Enterprise Software/Service................................   0.8
Retail-Auto Parts..........................................   0.7
Drug Delivery Systems......................................   0.7
Insurance-Property/Casualty................................   0.7
Aerospace/Defense-Equipment................................   0.7
Multimedia.................................................   0.7
Insurance-Multi-line.......................................   0.7
Retail-Regional Department Stores..........................   0.7
Instruments-Scientific.....................................   0.7
Semiconductors Components-Intergrated Circuits.............   0.6%
Computer Aided Design......................................   0.6
Cellular Telecom...........................................   0.5
Medical-Wholesale Drug Distribution........................   0.5
Oil Field Machinery & Equipment............................   0.4
Retail-Office Supplies.....................................   0.4
Financial Guarantee Insurance..............................   0.4
Commercial Services-Finance................................   0.4
Pipelines..................................................   0.3
Engineering/R&D Services...................................   0.2
                                                             ----
                                                             99.5%
                                                             ====

------------
* Calculated as a percentage of net assets
---------------------
    36

ANCHOR SERIES TRUST GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK -- 98.2%
AEROSPACE/DEFENSE -- 1.4%
  Boeing Co. .........................       25,785      $  2,255,156
  Lockheed Martin Corp. ..............       49,070         5,165,108
  Northrop Grumman Corp. .............       50,200         3,947,728
                                                         ------------
                                                           11,367,992
                                                         ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.7%
  United Technologies Corp. ..........       70,980         5,432,809
                                                         ------------
APPAREL MANUFACTURERS -- 2.3%
  Carter's, Inc.+.....................      290,500         5,621,175
  Gildan Activewear, Inc.+............      133,700         5,503,092
  Gymboree Corp.+.....................      234,000         7,127,640
                                                         ------------
                                                           18,251,907
                                                         ------------
APPLICATIONS SOFTWARE -- 2.2%
  Microsoft Corp. ....................      489,995        17,443,822
                                                         ------------
AUTO-HEAVY DUTY TRUCKS -- 0.8%
  Oshkosh Truck Corp., Class B........      135,600         6,408,456
                                                         ------------
BANKS-FIDUCIARY -- 1.4%
  State Street Corp. .................      137,015        11,125,618
                                                         ------------
BANKS-SUPER REGIONAL -- 2.4%
  Bank of America Corp. ..............      123,725         5,104,894
  PNC Financial Services Group,
    Inc. .............................      183,810        12,067,126
  Wachovia Corp. .....................       54,700         2,080,241
                                                         ------------
                                                           19,252,261
                                                         ------------
BEVERAGES-NON-ALCOHOLIC -- 1.7%
  PepsiCo, Inc. ......................      171,585        13,023,302
                                                         ------------
CELLULAR TELECOM -- 0.5%
  NII Holdings, Inc.+.................       76,100         3,677,152
                                                         ------------
COMMERCIAL SERVICES -- 1.2%
  Iron Mountain, Inc.+................       87,235         3,229,440
  Steiner Leisure, Ltd.+..............      138,500         6,116,160
                                                         ------------
                                                            9,345,600
                                                         ------------
COMMERCIAL SERVICES-FINANCE -- 0.4%
  The Western Union Co. ..............      120,800         2,933,024
                                                         ------------
COMPUTER AIDED DESIGN -- 0.6%
  Autodesk, Inc.+.....................       88,700         4,413,712
                                                         ------------
COMPUTER SERVICES -- 1.9%
  Cognizant Technology Solutions
    Corp., Class A+...................      133,800         4,541,172
  DST Systems, Inc.+..................       60,900         5,027,295
  Perot Systems Corp., Class A+.......      387,300         5,228,550
                                                         ------------
                                                           14,797,017
                                                         ------------
COMPUTERS -- 1.2%
  Hewlett-Packard Co. ................      187,195         9,449,604
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 1.3%
  EMC Corp.+..........................      396,295         7,343,346
  Network Appliance, Inc.+............      131,200         3,274,752
                                                         ------------
                                                           10,618,098
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
COSMETICS & TOILETRIES -- 1.4%
  Procter & Gamble Co. ...............      148,400      $ 10,895,528
                                                         ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 3.6%
  Danaher Corp. ......................       93,340         8,189,652
  Dover Corp. ........................       86,355         3,980,102
  General Electric Co. ...............      446,280        16,543,599
                                                         ------------
                                                           28,713,353
                                                         ------------
DIVERSIFIED MINERALS -- 1.0%
  Cia Vale do Rio Doce ADR............      253,495         8,281,682
                                                         ------------
DRUG DELIVERY SYSTEMS -- 0.7%
  Hospira, Inc.+......................      133,500         5,692,440
                                                         ------------
E-COMMERCE/SERVICES -- 0.8%
  Priceline.com, Inc.+................       52,800         6,064,608
                                                         ------------
ELECTRIC-INTEGRATED -- 5.2%
  American Electric Power Co.,
    Inc. .............................      527,305        24,551,321
  Exelon Corp. .......................      159,560        13,026,478
  FirstEnergy Corp. ..................       43,600         3,154,024
                                                         ------------
                                                           40,731,823
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.1%
  MEMC Electronic Materials, Inc.+....      100,260         8,872,007
                                                         ------------
ELECTRONIC CONNECTORS -- 2.5%
  Amphenol Corp., Class A.............      160,400         7,437,748
  Thomas & Betts Corp.+...............      242,300        11,882,392
                                                         ------------
                                                           19,320,140
                                                         ------------
ENGINEERING/R&D SERVICES -- 0.2%
  Fluor Corp. ........................        9,425         1,373,411
                                                         ------------
ENTERPRISE SOFTWARE/SERVICE -- 0.8%
  BMC Software, Inc.+.................        1,400            50,201
  Oracle Corp.+.......................      263,600         5,952,088
                                                         ------------
                                                            6,002,289
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER -- 3.2%
  Citigroup, Inc. ....................      102,321         3,012,330
  JPMorgan Chase & Co. ...............      253,425        11,062,001
  Merrill Lynch & Co., Inc. ..........      133,560         7,169,501
  UBS AG..............................       85,550         3,935,300
                                                         ------------
                                                           25,179,132
                                                         ------------
FINANCE-OTHER SERVICES -- 1.0%
  CME Group, Inc. ....................        8,185         5,614,910
  IntercontinentalExchange, Inc.+.....       10,910         2,100,175
                                                         ------------
                                                            7,715,085
                                                         ------------
FINANCIAL GUARANTEE INSURANCE -- 0.4%
  MBIA, Inc. .........................      157,900         2,941,677
                                                         ------------
HUMAN RESOURCES -- 1.6%
  Manpower, Inc. .....................      225,400        12,825,260
                                                         ------------
INSTRUMENTS-SCIENTIFIC -- 0.7%
  Waters Corp.+.......................       66,100         5,226,527
                                                         ------------
INSURANCE-MULTI-LINE -- 0.7%
  ACE, Ltd. ..........................       87,255         5,390,614
                                                         ------------

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE-PROPERTY/CASUALTY -- 0.7%
  W.R. Berkley Corp. .................      182,750      $  5,447,778
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 2.9%
  Affiliated Managers Group, Inc.+....       53,300         6,260,618
  Franklin Resources, Inc. ...........       30,950         3,541,608
  Invesco, Ltd. ......................      427,955        13,429,228
                                                         ------------
                                                           23,231,454
                                                         ------------
MACHINERY-CONSTRUCTION & MINING -- 1.9%
  Caterpillar, Inc. ..................      111,740         8,107,854
  Terex Corp.+........................       99,900         6,550,443
                                                         ------------
                                                           14,658,297
                                                         ------------
MACHINERY-PUMPS -- 0.8%
  Graco, Inc. ........................      178,700         6,658,362
                                                         ------------
MEDICAL INSTRUMENTS -- 1.0%
  Medtronic, Inc. ....................      155,795         7,831,815
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 2.4%
  Amgen, Inc.+........................       98,530         4,575,733
  Genentech, Inc.+....................       74,440         4,992,691
  Genzyme Corp.+......................       35,310         2,628,476
  Invitrogen Corp.+...................       71,600         6,688,156
                                                         ------------
                                                           18,885,056
                                                         ------------
MEDICAL-DRUGS -- 4.4%
  Abbott Laboratories.................       73,755         4,141,343
  Cephalon, Inc.+.....................       88,500         6,350,760
  Eli Lilly & Co. ....................       64,495         3,443,388
  Endo Pharmaceuticals Holdings,
    Inc.+.............................      173,900         4,637,913
  Merck & Co., Inc. ..................      130,485         7,582,483
  Schering-Plough Corp. ..............      312,235         8,317,941
                                                         ------------
                                                           34,473,828
                                                         ------------
MEDICAL-GENERIC DRUGS -- 0.9%
  Barr Pharmaceuticals, Inc.+.........      126,500         6,717,150
                                                         ------------
MEDICAL-HMO -- 1.8%
  Coventry Health Care, Inc.+.........      125,200         7,418,100
  Health Net, Inc.+...................       62,300         3,009,090
  UnitedHealth Group Inc. ............       62,755         3,652,341
                                                         ------------
                                                           14,079,531
                                                         ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.5%
  Cardinal Health, Inc. ..............       62,200         3,592,050
                                                         ------------
METAL PROCESSORS & FABRICATION -- 0.9%
  Precision Castparts Corp. ..........       49,800         6,907,260
                                                         ------------
METAL-DIVERSIFIED -- 2.4%
  Freeport-McMoRan Copper & Gold,
    Inc. .............................      182,795        18,725,520
                                                         ------------
MOTION PICTURES & SERVICES -- 0.9%
  Dreamworks Animation SKG, Inc.,
    Class A+..........................      279,100         7,128,214
                                                         ------------
MULTIMEDIA -- 0.7%
  Viacom, Inc., Class B+..............      123,680         5,432,026
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
NETWORKING PRODUCTS -- 2.6%
  Cisco Systems, Inc.+................      565,490      $ 15,307,814
  Foundry Networks, Inc.+.............      315,500         5,527,560
                                                         ------------
                                                           20,835,374
                                                         ------------
OFFICE FURNISHINGS-ORIGINAL -- 0.8%
  Herman Miller, Inc. ................      203,400         6,588,126
                                                         ------------
OIL & GAS DRILLING -- 2.8%
  Atwood Oceanics, Inc.+..............       40,900         4,099,816
  Noble Corp. ........................       99,000         5,594,490
  Transocean, Inc. ...................       88,361        12,648,877
                                                         ------------
                                                           22,343,183
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 5.4%
  Apache Corp. .......................      117,605        12,647,242
  EOG Resources, Inc. ................       81,900         7,309,575
  Noble Energy, Inc. .................      124,300         9,884,336
  Ultra Petroleum Corp.+..............      113,100         8,086,650
  Woodside Petroleum, Ltd. ADR........      100,600         4,456,580
                                                         ------------
                                                           42,384,383
                                                         ------------
OIL COMPANIES-INTEGRATED -- 2.8%
  ConocoPhillips......................       72,255         6,380,116
  ExxonMobil Corp. ...................      166,495        15,598,917
                                                         ------------
                                                           21,979,033
                                                         ------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
  Complete Production Services,
    Inc.+.............................      188,000         3,378,360
                                                         ------------
OIL-FIELD SERVICES -- 1.3%
  Halliburton Co. ....................       57,343         2,173,873
  Hercules Offshore, Inc.+............      232,700         5,533,606
  Schlumberger, Ltd. .................       26,400         2,596,968
                                                         ------------
                                                           10,304,447
                                                         ------------
PIPELINES -- 0.3%
  Williams Cos., Inc. ................       75,400         2,697,812
                                                         ------------
RETAIL-APPAREL/SHOE -- 3.0%
  American Eagle Outfitters, Inc. ....      714,815        14,846,708
  Jos. A. Bank Clothiers, Inc.+.......      201,550         5,734,097
  The Gap, Inc. ......................      130,565         2,778,423
                                                         ------------
                                                           23,359,228
                                                         ------------
RETAIL-AUTO PARTS -- 0.7%
  O'Reilly Automotive, Inc.+..........      180,200         5,843,886
                                                         ------------
RETAIL-OFFICE SUPPLIES -- 0.4%
  Staples, Inc. ......................      145,100         3,347,457
                                                         ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.7%
  Kohl's Corp.+.......................      117,495         5,381,271
                                                         ------------
SEMICONDUCTOR EQUIPMENT -- 1.9%
  Applied Materials, Inc. ............      144,680         2,569,517
  Lam Research Corp.+.................      196,655         8,501,395

---------------------
    38

ANCHOR SERIES TRUST GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
  Varian Semiconductor Equipment
    Associates, Inc.+.................      111,176      $  4,113,512
                                                         ------------
                                                           15,184,424
                                                         ------------
SEMICONDUCTORS COMPONENTS-INTERGRATED
  CIRCUITS -- 0.6%
  Maxim Integrated Products, Inc. ....      173,970         4,606,726
                                                         ------------
TELECOM EQUIPMENT-FIBER OPTICS -- 0.9%
  Corning, Inc. ......................      309,450         7,423,706
                                                         ------------
TELEPHONE-INTEGRATED -- 1.6%
  AT&T, Inc. .........................      311,490        12,945,524
                                                         ------------
TOBACCO -- 1.9%
  Altria Group, Inc. .................      194,825        14,724,874
                                                         ------------
TRANSPORT-SERVICES -- 0.9%
  Hub Group, Inc., Class A+...........      254,100         6,753,978
                                                         ------------
WEB PORTALS/ISP -- 1.2%
  Google, Inc., Class A+..............       14,165         9,794,814
                                                         ------------
WIRELESS EQUIPMENT -- 0.9%
  QUALCOMM, Inc. .....................      181,470         7,140,845
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $733,602,873).................                    773,551,742
                                                         ------------
REPURCHASE AGREEMENT -- 1.3%
  Banc of America Securities Joint
    Repurchase Agreement(1) (cost
    $10,320,000)......................  $10,320,000        10,320,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $743,922,873)(2)..............         99.5%      783,871,742
Other assets less liabilities.........          0.5         3,855,168
                                        -----------      ------------
NET ASSETS............................        100.0%     $787,726,910
                                        ===========      ============

------------
 +   Non-income producing security
(1)  See Note 2 for details of Joint Repurchase Agreement.
(2)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Medical-Drugs.............................................    6.2%
Electronic Measurement Instruments........................    5.0
Engineering/R&D Services..................................    2.9
Energy-Alternate Sources..................................    2.8
Agricultural Chemicals....................................    2.8
Computers.................................................    2.8
Therapeutics..............................................    2.3
Entertainment Software....................................    2.2
X-Ray Equipment...........................................    2.1
Retail-Discount...........................................    2.1
Beverages-Non-alcoholic...................................    2.1
E-Commerce/Services.......................................    2.1
Enterprise Software/Service...............................    2.0
Aerospace/Defense.........................................    2.0
Web Portals/ISP...........................................    2.0
Retail-Sporting Goods.....................................    1.9
Machinery-Pumps...........................................    1.9
Non-Ferrous Metals........................................    1.9
Internet Security.........................................    1.8
Coal......................................................    1.8
Medical-Biomedical/Gene...................................    1.7
Oil Companies-Exploration & Production....................    1.7
Web Hosting/Design........................................    1.7
Computers-Periphery Equipment.............................    1.6
Insurance-Life/Health.....................................    1.6
Advertising Sales.........................................    1.6
Wireless Equipment........................................    1.5
Commercial Services.......................................    1.4
Electronic Components-Semiconductors......................    1.4
Containers-Metal/Glass....................................    1.4
Repurchase Agreement......................................    1.3
Applications Software.....................................    1.3
Retail-Apparel/Shoe.......................................    1.3
Food-Misc.................................................    1.2
Toys......................................................    1.2
Medical Instruments.......................................    1.2
Electronic Forms..........................................    1.2
Steel-Producer............................................    1.1
Oil & Gas Drilling........................................    1.0
Soap & Cleaning Preparation...............................    1.0
Oil Companies-Integrated..................................    1.0
Patient Monitoring Equipment..............................    1.0
Research & Development....................................    1.0
Marine Services...........................................    1.0
Computers-Memory Devices..................................    1.0
Telecommunication Equipment...............................    1.0
Medical-HMO...............................................    1.0
Non-Hazardous Waste Disposal..............................    1.0
Computers-Integrated Systems..............................    1.0
Diversified Minerals......................................    0.9
Machine Tools & Related Products..........................    0.9
Filtration/Separation Products............................    0.9
Casino Hotels.............................................    0.8
Insurance-Multi-line......................................    0.8
Banks-Commercial..........................................    0.8
Computer Services.........................................    0.7
Consulting Services.......................................    0.7%
Chemicals-Specialty.......................................    0.7
Medical Information Systems...............................    0.7
Finance-Investment Banker/Broker..........................    0.7
Food-Retail...............................................    0.6
Physical Therapy/Rehabilation Centers.....................    0.6
Motion Pictures & Services................................    0.6
Specified Purpose Acquisitions............................    0.6
Internet Content-Entertainment............................    0.5
Medical Products..........................................    0.5
Telecom Services..........................................    0.5
Data Processing/Management................................    0.4
Computer Software.........................................    0.4
Apparel Manufacturers.....................................    0.4
                                                            -----
                                                            100.8%
                                                            =====

------------
* Calculated as a percentage of net assets
---------------------
    40

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK -- 99.5%
ADVERTISING SALES -- 1.6%
  Focus Media Holding, Ltd. ADR+......      493,200   $   28,018,692
                                                      --------------
AEROSPACE/DEFENSE -- 2.0%
  Lockheed Martin Corp. ..............      177,600       18,694,176
  Rockwell Collins, Inc. .............      244,900       17,625,453
                                                      --------------
                                                          36,319,629
                                                      --------------
AGRICULTURAL CHEMICALS -- 2.8%
  Monsanto Co. .......................      260,900       29,139,921
  Potash Corp. of Saskatchewan,
    Inc. .............................      150,900       21,723,564
                                                      --------------
                                                          50,863,485
                                                      --------------
APPAREL MANUFACTURER -- 0.4%
  Bosideng International Hldgs,
    Ltd.+(1)..........................   22,160,000        7,037,728
                                                      --------------
APPLICATIONS SOFTWARE -- 1.3%
  Microsoft Corp. ....................      585,100       20,829,560
  Nuance Communications, Inc.+........      153,100        2,859,908
                                                      --------------
                                                          23,689,468
                                                      --------------
BANKS-COMMERCIAL -- 0.8%
  Julius Baer Holding AG(1)...........      174,285       14,166,519
                                                      --------------
BEVERAGES-NON-ALCOHOLIC -- 2.1%
  Hansen Natural Corp.+...............      424,900       18,818,821
  PepsiCo, Inc. ......................      246,900       18,739,710
                                                      --------------
                                                          37,558,531
                                                      --------------
CASINO HOTEL -- 0.8%
  MGM Mirage, Inc.+...................      180,000       15,123,600
                                                      --------------
CHEMICALS-SPECIALTY -- 0.7%
  Hercules, Inc. .....................      658,270       12,737,525
                                                      --------------
COAL -- 1.8%
  CONSOL Energy, Inc. ................      462,900       33,106,608
                                                      --------------
COMMERCIAL SERVICES -- 1.4%
  Iron Mountain, Inc.+................      702,600       26,010,252
                                                      --------------
COMPUTER SERVICES -- 0.7%
  Cognizant Technology Solutions
    Corp., Class A+...................      393,400       13,351,996
                                                      --------------
COMPUTER SOFTWARE -- 0.4%
  Omniture, Inc.+.....................      230,600        7,676,674
                                                      --------------
COMPUTERS -- 2.8%
  Apple, Inc.+........................      255,900       50,688,672
                                                      --------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.0%
  Diebold, Inc. ......................      250,000        7,245,000
  Riverbed Technology, Inc.+..........      374,700       10,019,478
                                                      --------------
                                                          17,264,478
                                                      --------------
COMPUTERS-MEMORY DEVICES -- 1.0%
  Network Appliance, Inc.+............      715,000       17,846,400
                                                      --------------
COMPUTERS-PERIPHERY EQUIPMENT -- 1.6%
  Logitech International SA+..........      268,818        9,849,492
  Logitech International SA
    (Virt-x)+(1)......................      540,139       19,611,419
                                                      --------------
                                                          29,460,911
                                                      --------------

--------------------------------------------------------------------
                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 2)
CONSULTING SERVICES -- 0.7%
  Accenture Ltd., Class A.............      366,700   $   13,212,201
                                                      --------------
CONTAINERS-METAL/GLASS -- 1.4%
  Owens-Illinois, Inc.+...............      502,500       24,873,750
                                                      --------------
DATA PROCESSING/MANAGEMENT -- 0.4%
  Commvault Systems, Inc.+............      375,400        7,950,972
                                                      --------------
DIVERSIFIED MINERALS -- 0.9%
  BHP Billiton, Ltd. ADR..............      120,500        8,439,820
  Cia Vale do Rio Doce ADR............      259,300        8,471,331
                                                      --------------
                                                          16,911,151
                                                      --------------
E-COMMERCE/SERVICES -- 2.1%
  Alibaba.com, Ltd.+..................      237,100          855,973
  Ctrip.com International, Ltd. ADR...      601,400       34,562,458
  Orbitz Worldwide, Inc.+.............      192,300        1,634,550
                                                      --------------
                                                          37,052,981
                                                      --------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.4%
  MEMC Electronic Materials, Inc.+....      284,000       25,131,160
                                                      --------------
ELECTRONIC FORMS -- 1.2%
  Adobe Systems, Inc.+................      493,100       21,070,163
                                                      --------------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 5.0%
  FLIR Systems, Inc.+.................    1,676,400       52,471,320
  Garmin, Ltd. .......................      387,700       37,606,900
                                                      --------------
                                                          90,078,220
                                                      --------------
ENERGY-ALTERNATE SOURCES -- 2.8%
  Sunpower Corp., Class A+............      152,200       19,845,358
  Suntech Power Holdings Co., Ltd.
    ADR+..............................      381,100       31,372,152
                                                      --------------
                                                          51,217,510
                                                      --------------
ENGINEERING/R&D SERVICES -- 2.9%
  ABB, Ltd. ADR.......................    1,169,200       33,672,960
  Fluor Corp. ........................      130,500       19,016,460
                                                      --------------
                                                          52,689,420
                                                      --------------
ENTERPRISE SOFTWARE/SERVICE -- 2.0%
  Autonomy Corp. PLC(1)...............    1,071,392       18,703,152
  Concur Technologies, Inc.+..........      491,100       17,782,731
                                                      --------------
                                                          36,485,883
                                                      --------------
ENTERTAINMENT SOFTWARE -- 2.2%
  Electronic Arts, Inc.+..............      305,500       17,844,255
  THQ, Inc.+..........................      762,200       21,486,418
                                                      --------------
                                                          39,330,673
                                                      --------------
FILTRATION/SEPARATION PRODUCTS -- 0.9%
  Pall Corp. .........................      381,000       15,361,920
                                                      --------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.7%
  Aberdeen Asset Management(1)........    3,719,473       12,400,830
                                                      --------------
FOOD-MISC. -- 1.2%
  Nestle SA(1)........................       49,002       22,453,384
                                                      --------------
FOOD-RETAIL -- 0.6%
  Whole Foods Market, Inc. ...........      283,300       11,558,640
                                                      --------------

                                                           ---------------------

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE-LIFE/HEALTH -- 1.6%
  AFLAC, Inc. ........................      469,400   $   29,398,522
                                                      --------------
INSURANCE-MULTI-LINE -- 0.8%
  Assurant, Inc. .....................      215,200       14,396,880
                                                      --------------
INTERNET CONTENT-ENTERTAINMENT -- 0.5%
  Perfect World Co., Ltd. ADR+........      335,500        9,353,740
                                                      --------------
INTERNET SECURITY -- 1.8%
  McAfee, Inc.+.......................      381,020       14,288,250
  VeriSign, Inc.+.....................      505,700       19,019,377
                                                      --------------
                                                          33,307,627
                                                      --------------
MACHINE TOOLS & RELATED PRODUCTS -- 0.9%
  Kennametal, Inc. ...................      436,800       16,537,248
                                                      --------------
MACHINERY-PUMPS -- 1.9%
  Flowserve Corp. ....................      357,800       34,420,360
                                                      --------------
MARINE SERVICES -- 1.0%
  Aegean Marine Petroleum Inc. .......      471,400       18,097,046
                                                      --------------
MEDICAL INFORMATION SYSTEMS -- 0.7%
  Cerner Corp.+.......................      223,900       12,627,960
                                                      --------------
MEDICAL INSTRUMENTS -- 1.2%
  St. Jude Medical, Inc.+.............      522,100       21,218,144
                                                      --------------
MEDICAL PRODUCTS -- 0.5%
  Stryker Corp. ......................      120,100        8,973,872
                                                      --------------
MEDICAL-BIOMEDICAL/GENE -- 1.7%
  Charles River Laboratories
    International, Inc.+..............      472,600       31,097,080
                                                      --------------
MEDICAL-DRUGS -- 6.2%
  Abbott Laboratories.................      405,600       22,774,440
  Auxilium Pharmaceuticals, Inc.+.....      453,300       13,594,467
  Cephalon, Inc.+.....................      302,700       21,721,752
  Elan Corp. PLC ADR+.................      391,400        8,602,972
  Schering-Plough Corp. ..............    1,208,400       32,191,776
  Shionogi & Co., Ltd.(1).............      796,000       14,036,264
                                                      --------------
                                                         112,921,671
                                                      --------------
MEDICAL-HMO -- 1.0%
  WellPoint, Inc.+....................      198,600       17,423,178
                                                      --------------
MOTION PICTURES & SERVICES -- 0.6%
  Dreamworks Animation SKG, Inc.,
    Class A+..........................      430,200       10,987,308
                                                      --------------
NON-FERROUS METALS -- 1.9%
  Cameco Corp. .......................      284,200       11,314,002
  Timminco, Ltd.+.....................      543,600       12,089,792
  Uranium One, Inc.+..................    1,190,300       10,649,322
                                                      --------------
                                                          34,053,116
                                                      --------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.0%
  Republic Services, Inc. ............      554,100       17,371,035
                                                      --------------
OIL & GAS DRILLING -- 1.0%
  Transocean, Inc. ...................      131,524       18,827,661
                                                      --------------

--------------------------------------------------------------------
                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 2)
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.7%
  Chesapeake Energy Corp. ............      370,600   $   14,527,520
  EOG Resources, Inc. ................      175,800       15,690,150
                                                      --------------
                                                          30,217,670
                                                      --------------
OIL COMPANIES-INTEGRATED -- 1.0%
  Suncor Energy, Inc..................      170,100       18,598,198
                                                      --------------
PATIENT MONITORING EQUIPMENT -- 1.0%
  Mindray Medical International, Ltd.
    ADR...............................      431,972       18,561,837
                                                      --------------
PHYSICAL THERAPY/REHABILATION CENTERS -- 0.6%
  Psychiatric Solutions, Inc.+........      339,600       11,037,000
                                                      --------------
RESEARCH & DEVELOPMENT -- 1.0%
  Pharmaceutical Product Development,
    Inc. .............................      450,700       18,194,759
                                                      --------------
RETAIL-APPAREL/SHOE -- 1.3%
  Under Armour, Inc., Class A+........      538,800       23,529,396
                                                      --------------
RETAIL-DISCOUNT -- 2.1%
  Costco Wholesale Corp. .............      548,300       38,249,408
                                                      --------------
RETAIL-SPORTING GOODS -- 1.9%
  Dick's Sporting Goods, Inc.+........    1,261,000       35,005,360
                                                      --------------
SOAP & CLEANING PREPARATION -- 1.0%
  Church & Dwight Co., Inc. ..........      346,700       18,746,069
                                                      --------------
SPECIFIED PURPOSE ACQUISITIONS -- 0.6%
  Liberty Acquisition Holdings
    Corp.+(2).........................      909,600        9,914,640
                                                      --------------
STEEL-PRODUCER -- 1.1%
  United States Steel Corp. ..........      167,700       20,276,607
                                                      --------------
TELECOM SERVICES -- 0.5%
  Amdocs, Ltd.+.......................      255,200        8,796,744
                                                      --------------
TELECOMMUNICATION EQUIPMENT -- 1.0%
  Nice Systems, Ltd. ADR+.............      518,342       17,789,497
                                                      --------------
THERAPEUTICS -- 2.3%
  Amylin Pharmaceuticals, Inc.+.......      562,600       20,816,200
  Gilead Sciences, Inc.+..............      451,100       20,755,111
                                                      --------------
                                                          41,571,311
                                                      --------------
TOYS -- 1.2%
  Nintendo Co., Ltd.(1)...............       35,000       21,250,168
                                                      --------------
WEB HOSTING/DESIGN -- 1.7%
  Equinix, Inc.+......................      296,800       29,997,576
                                                      --------------
WEB PORTALS/ISP -- 2.0%
  Google, Inc., Class A+..............       51,700       35,749,516
                                                      --------------
WIRELESS EQUIPMENT -- 1.5%
  QUALCOMM, Inc. .....................      695,500       27,367,925
                                                      --------------
X-RAY EQUIPMENT -- 2.1%
  Hologic, Inc.+......................      559,800       38,424,672
                                                      --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $1,470,816,801)...............                 1,802,990,827
                                                      --------------

---------------------
    42

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION             AMOUNT         (NOTE 2)
--------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
  Banc of America Securities Joint
    Repurchase Agreement(3) (cost
    $24,160,000)......................  $24,160,000   $   24,160,000
                                                      --------------
TOTAL INVESTMENTS
  (cost $1,494,976,801)(4)............        100.8%   1,827,150,827
Liabilities in excess of other
  assets..............................         (0.8)     (15,089,965)
                                        -----------   --------------
NET ASSETS............................        100.0%  $1,812,060,862
                                        ===========   ==============

------------
+    Non-income producing security
(1)  Security was valued using fair value procedures at December 31, 2007. See
     Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)  Consists of more than one type of security traded together as a unit.
(3)  See Note 2 for details of Joint Repurchase Agreement.
(4)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST NATURAL RESOURCES PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Oil Companies-Integrated..................................   25.2%
Oil Companies-Exploration & Production....................   22.8
Diversified Minerals......................................    9.8
Repurchase Agreement......................................    7.1
Coal......................................................    5.4
Metal-Diversified.........................................    5.4
Mining....................................................    4.7
Oil Refining & Marketing..................................    3.9
Steel-Producers...........................................    3.9
Oil-Field Services........................................    2.7
Platinum..................................................    2.7
Metal-Aluminum............................................    2.4
Non-Ferrous Metals........................................    2.1
Pipelines.................................................    1.5
Oil & Gas Drilling........................................    1.1
Paper & Related Products..................................    0.8
                                                            -----
                                                            101.5%
                                                            =====

------------

* Calculated as a percentage of net assets

---------------------
    44

ANCHOR SERIES TRUST NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION              SHARES        (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK -- 88.6%
COAL -- 5.4%
  CONSOL Energy, Inc. ..................      266,300   $ 19,045,776
  Patriot Coal Corp.+...................       15,130        631,526
  Peabody Energy Corp. .................      151,300      9,326,132
                                                        ------------
                                                          29,003,434
                                                        ------------
DIVERSIFIED MINERALS -- 4.3%
  Anglo American PLC(1).................       88,634      5,371,565
  Xstrata PLC(1)........................      251,145     17,684,719
                                                        ------------
                                                          23,056,284
                                                        ------------
METAL-ALUMINUM -- 2.4%
  Alcoa, Inc. ..........................      121,100      4,426,205
  Alumina, Ltd.(1)......................    1,493,796      8,275,488
                                                        ------------
                                                          12,701,693
                                                        ------------
METAL-DIVERSIFIED -- 5.4%
  Freeport-McMoRan Copper & Gold,
    Inc. ...............................      141,000     14,444,040
  Vedanta Resources PLC(1)..............      373,445     15,035,355
                                                        ------------
                                                          29,479,395
                                                        ------------
MINING -- 4.7%
  AngloGold Ashanti, Ltd. ADR...........      239,800     10,265,838
  Barrick Gold Corp. ...................      163,749      6,885,645
  Gold Fields, Ltd.(1)..................      587,803      8,431,162
                                                        ------------
                                                          25,582,645
                                                        ------------
NON-FERROUS METALS -- 2.1%
  Cameco Corp. .........................      285,000     11,345,850
                                                        ------------
OIL & GAS DRILLING -- 1.1%
  Transocean, Inc. .....................       41,945      6,004,427
                                                        ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 22.8%
  Canadian Natural Resources, Ltd.......      282,200     20,752,901
  Denbury Resources, Inc.+..............      267,600      7,961,100
  Devon Energy Corp. ...................       57,700      5,130,107
  EnCana Corp...........................      263,782     18,040,716
  EOG Resources, Inc. ..................      228,900     20,429,325
  Newfield Exploration Co.+.............      134,000      7,061,800
  Noble Energy, Inc. ...................       74,500      5,924,240
  OAO Gazprom ADR(1)....................      177,050      9,970,010
  Talisman Energy, Inc..................      643,600     11,992,303
  Ultra Petroleum Corp.+................       56,800      4,061,200
  WesternZagros Resources, Ltd.+........      192,854        468,970
  XTO Energy, Inc. .....................      230,927     11,860,411
                                                        ------------
                                                         123,653,083
                                                        ------------
OIL COMPANIES-INTEGRATED -- 25.2%
  BP PLC ADR............................      222,700     16,294,959
  ConocoPhillips........................      123,360     10,892,688
  ENI SPA ADR...........................      168,400     12,197,212
  ExxonMobil Corp. .....................      218,984     20,516,611

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION              SHARES        (NOTE 2)
OIL COMPANIES-INTEGRATED (CONTINUED)
  LUKOIL ADR............................      104,700   $  9,056,550
  Marathon Oil Corp. ...................      114,400      6,962,384
  Petro-Canada..........................      112,900      6,091,418
  Petroleo Brasileiro SA ADR............      178,900     20,616,436
  Royal Dutch Shell PLC ADR.............       75,800      6,382,360
  Suncor Energy, Inc....................      106,300     11,622,507
  Total SA ADR..........................      195,500     16,148,300
                                                        ------------
                                                         136,781,425
                                                        ------------
OIL REFINING & MARKETING -- 3.9%
  Valero Energy Corp. ..................      304,000     21,289,120
                                                        ------------
OIL-FIELD SERVICES -- 2.7%
  Baker Hughes, Inc. ...................       90,600      7,347,660
  Halliburton Co. ......................      197,700      7,494,807
                                                        ------------
                                                          14,842,467
                                                        ------------
PAPER & RELATED PRODUCTS -- 0.8%
  Mondi PLC(1)..........................       24,350        204,280
  Mondi, Ltd.(1)........................        9,740         93,177
  Smurfit-Stone Container Corp.+........      359,400      3,795,264
                                                        ------------
                                                           4,092,721
                                                        ------------
PIPELINES -- 1.5%
  Equitable Resources, Inc. ............      150,200      8,002,656
                                                        ------------
PLATINUM -- 2.4%
  Anglo American Platinum Corp.,
    Ltd.(1).............................       87,554     12,912,399
                                                        ------------
STEEL-PRODUCERS -- 3.9%
  ArcelorMittal.........................      143,709     11,115,891
  Nucor Corp. ..........................      173,100     10,250,982
                                                        ------------
                                                          21,366,873
                                                        ------------
TOTAL COMMON STOCK
  (cost $241,977,601)...................                 480,114,472
                                                        ------------
PREFERRED STOCK -- 5.8%
DIVERSIFIED MINERALS -- 5.5%
  Cia Vale do Rio Doce ADR..............    1,064,100     29,773,518
                                                        ------------
PLATINUM -- 0.3%
  Anglo Platinum, Ltd. (Convertible)
    6.38%(2)............................       37,751      1,933,300
                                                        ------------
TOTAL PREFERRED STOCK
  (cost $4,523,430).....................                  31,706,818
                                                        ------------
WARRANTS -- 0.0%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
  WesternZagros Resources, Ltd.
    expires 01/18/08
    (cost $18,525)......................       19,285          2,931
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $246,519,556)...................                 511,824,221
                                                        ------------

                                                           ---------------------

ANCHOR SERIES TRUST NATURAL RESOURCES PORTFOLIO

--------------------------------------------------------------------------------

                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION              AMOUNT        (NOTE 2)
--------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.1%
  Banc of America Securities Joint
    Repurchase Agreement(3)
    (cost $38,675,000)..................  $38,675,000   $ 38,675,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $285,194,556)(4)................        101.5%   550,499,221
Liabilities in excess of other assets...         (1.5)    (8,375,872)
                                          -----------   ------------
NET ASSETS..............................        100.0%  $542,123,349
                                          ===========   ============

------------
+    Non-income producing security
(1)  Security was valued using fair value procedures at December 31, 2007. See
     Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)  Variable Rate Security -- the rate reflected is as of December 31, 2007.
(3)  See Note 2 for details of Joint Repurchase Agreement.
(4)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

---------------------
    46

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Federal National Mtg. Assoc...............................    7.6%
Repurchase Agreement......................................    5.7
Diversified Financial Services............................    5.0
U.S. Treasury Notes.......................................    4.7
Federal Home Loan Mtg. Corp. .............................    4.5
Electric-Integrated.......................................    3.4
Finance-Investment Banker/Broker..........................    3.3
Government National Mtg. Assoc............................    3.2
Oil Companies-Integrated..................................    3.1
Diversified Manufacturing Operations......................    2.9
Oil Companies-Exploration & Production....................    2.6
Applications Software.....................................    2.4
Medical-Drugs.............................................    2.3
Banks-Super Regional......................................    2.2
Telephone-Integrated......................................    2.0
Medical-Biomedical/Gene...................................    1.8
Networking Products.......................................    1.7
Oil & Gas Drilling........................................    1.6
Computers.................................................    1.6
Investment Management/Advisor Services....................    1.5
Machinery-Construction & Mining...........................    1.4
Retail-Apparel/Shoe.......................................    1.3
Cosmetics & Toiletries....................................    1.3
Medical-HMO...............................................    1.3
Metal-Diversified.........................................    1.3
Medical Instruments.......................................    1.2
Beverages-Non-alcoholic...................................    1.2
Aerospace/Defense.........................................    1.1
U.S. Treasury Bonds.......................................    1.1
Web Portals/ISP...........................................    1.1
Tobacco...................................................    1.1
Telecom Equipment-Fiber Optics............................    1.1
Diversified Minerals......................................    1.1
Electronic Connectors.....................................    1.0
Human Resources...........................................    1.0
Computers-Memory Devices..................................    1.0
Enterprise Software/Service...............................    0.9
Insurance-Multi-line......................................    0.9
Banks-Fiduciary...........................................    0.9
Multimedia................................................    0.9
Wireless Equipment........................................    0.9
Retail-Regional Department Stores.........................    0.9
Semiconductor Equipment...................................    0.8
Apparel Manufacturers.....................................    0.8
Insurance-Property/Casualty...............................    0.7
Real Estate Investment Trusts.............................    0.7
Retail-Office Supplies....................................    0.6
Finance-Other Services....................................    0.6
Metal Processors & Fabrication............................    0.5
Aerospace/Defense-Equipment...............................    0.5
Athletic Footwear.........................................    0.5
Cellular Telecom..........................................    0.4
Semiconductors Components-Intergrated Circuits............    0.4
Oil-Field Services........................................    0.4
Machinery-Pumps...........................................    0.4
Medical-Generic Drugs.....................................    0.4
E-Commerce/Services.......................................    0.3%
Auto-Heavy Duty Trucks....................................    0.3
Auto-Cars/Light Trucks....................................    0.3
Electronic Components-Semiconductors......................    0.3
Commercial Services.......................................    0.3
Medical-Wholesale Drug Distribution.......................    0.3
Instruments-Scientific....................................    0.3
U.S. Municipal Bonds & Notes..............................    0.3
Telecom Services..........................................    0.3
Airlines..................................................    0.3
Banks-Commercial..........................................    0.2
Financial Guarantee Insurance.............................    0.2
Finance-Consumer Loans....................................    0.2
Pipelines.................................................    0.2
Transport-Services........................................    0.2
Insurance-Mutual..........................................    0.2
Electronic Forms..........................................    0.2
Food-Misc.................................................    0.2
Cable TV..................................................    0.2
Finance-Commercial........................................    0.1
Engineering/R&D Services..................................    0.1
Retail-Drug Store.........................................    0.1
Data Processing/Management................................    0.1
Agricultural Operations...................................    0.1
Gas-Distribution..........................................    0.1
Insurance-Reinsurance.....................................    0.1
Insurance-Life/Health.....................................    0.1
Office Automation & Equipment.............................    0.1
Sovereign Agency..........................................    0.1
Retail-Building Products..................................    0.1
Hotel/Motel...............................................    0.1
                                                            -----
                                                            100.8%
                                                            =====

------------
* Calculated as a percentage of net assets
                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION               SHARES      (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK -- 61.4%
AEROSPACE/DEFENSE -- 1.1%
  Boeing Co. .............................       1,600   $   139,936
  Lockheed Martin Corp. ..................       1,915       201,573
  Northrop Grumman Corp. .................       1,800       141,552
                                                         -----------
                                                             483,061
                                                         -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
  United Technologies Corp. ..............       2,730       208,954
                                                         -----------
APPAREL MANUFACTURERS -- 0.8%
  Carter's, Inc.+.........................       8,700       168,345
  Gymboree Corp.+.........................       5,600       170,576
                                                         -----------
                                                             338,921
                                                         -----------
APPLICATIONS SOFTWARE -- 2.3%
  Infosys Technologies, Ltd. ADR..........       3,000       136,080
  Microsoft Corp. ........................      24,420       869,352
                                                         -----------
                                                           1,005,432
                                                         -----------
ATHLETIC FOOTWEAR -- 0.5%
  NIKE, Inc., Class B.....................       3,100       199,144
                                                         -----------
AUTO-HEAVY DUTY TRUCKS -- 0.3%
  Oshkosh Truck Corp., Class B............       3,100       146,506
                                                         -----------
BANKS-COMMERCIAL -- 0.2%
  Banco Itau Holding Financeira SA........       4,100       106,026
                                                         -----------
BANKS-FIDUCIARY -- 0.9%
  State Street Corp. .....................       4,915       399,098
                                                         -----------
BANKS-SUPER REGIONAL -- 2.0%
  Bank of America Corp. ..................      11,385       469,745
  PNC Financial Services Group, Inc. .....       6,330       415,565
                                                         -----------
                                                             885,310
                                                         -----------
BEVERAGES-NON-ALCOHOLIC -- 1.1%
  PepsiCo, Inc. ..........................       6,310       478,929
                                                         -----------
CELLULAR TELECOM -- 0.4%
  America Movil SAB de CV, Series L ADR...       2,900       178,031
                                                         -----------
COMMERCIAL SERVICES -- 0.3%
  Iron Mountain, Inc.+....................       3,345       123,832
                                                         -----------
COMPUTERS -- 1.6%
  Apple, Inc.+............................         600       118,848
  Hewlett-Packard Co. ....................      10,975       554,018
                                                         -----------
                                                             672,866
                                                         -----------
COMPUTERS-MEMORY DEVICES -- 1.0%
  EMC Corp.+..............................      22,830       423,040
                                                         -----------
COSMETICS & TOILETRIES -- 1.3%
  Colgate-Palmolive Co. ..................       2,100       163,716
  Procter & Gamble Co. ...................       5,380       395,000
                                                         -----------
                                                             558,716
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
           SECURITY DESCRIPTION               SHARES      (NOTE 2)
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.9%
  Danaher Corp. ..........................       3,515   $   308,406
  Dover Corp. ............................       3,320       153,019
  General Electric Co. ...................      21,340       791,074
                                                         -----------
                                                           1,252,499
                                                         -----------
DIVERSIFIED MINERALS -- 1.1%
  Cia Vale do Rio Doce ADR................      13,960       456,073
                                                         -----------
E-COMMERCE/SERVICES -- 0.3%
  Priceline.com, Inc.+....................       1,300       149,318
                                                         -----------
ELECTRIC-INTEGRATED -- 3.1%
  American Electric Power Co., Inc. ......      16,340       760,790
  Exelon Corp. ...........................       6,250       510,250
  FirstEnergy Corp. ......................       1,200        86,808
                                                         -----------
                                                           1,357,848
                                                         -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
  MEMC Electronic Materials, Inc.+........       1,400       123,886
                                                         -----------
ELECTRONIC CONNECTORS -- 1.0%
  Amphenol Corp., Class A.................       3,200       148,384
  Thomas & Betts Corp.+...................       5,800       284,432
                                                         -----------
                                                             432,816
                                                         -----------
ELECTRONIC FORMS -- 0.2%
  Adobe Systems, Inc.+....................       1,900        81,187
                                                         -----------
ENGINEERING/R&D SERVICES -- 0.1%
  Fluor Corp. ............................         360        52,459
                                                         -----------
ENTERPRISE SOFTWARE/SERVICE -- 0.9%
  Oracle Corp.+...........................      18,170       410,279
                                                         -----------
FINANCE-INVESTMENT BANKER/BROKER -- 2.5%
  Citigroup, Inc. ........................       7,472       219,976
  JPMorgan Chase & Co. ...................       7,735       337,633
  Merrill Lynch & Co., Inc. ..............       4,875       261,690
  The Goldman Sachs Group, Inc. ..........         610       131,180
  UBS AG..................................       3,310       152,260
                                                         -----------
                                                           1,102,739
                                                         -----------
FINANCE-OTHER SERVICES -- 0.6%
  CME Group, Inc. ........................         235       161,210
  IntercontinentalExchange, Inc.+.........         410        78,925
                                                         -----------
                                                             240,135
                                                         -----------
FINANCIAL GUARANTEE INSURANCE -- 0.2%
  MBIA, Inc. .............................       5,600       104,328
                                                         -----------
HUMAN RESOURCES -- 1.0%
  Manpower, Inc. .........................       7,440       423,336
                                                         -----------
INSTRUMENTS-SCIENTIFIC -- 0.3%
  Waters Corp.+...........................       1,450       114,652
                                                         -----------
INSURANCE-MULTI-LINE -- 0.5%
  ACE, Ltd. ..............................       3,290       203,256
                                                         -----------
INSURANCE-PROPERTY/CASUALTY -- 0.4%
  W.R. Berkley Corp. .....................       5,200       155,012
                                                         -----------

---------------------
    48

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION               SHARES      (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.4%
  Affiliated Managers Group, Inc.+........       1,500   $   176,190
  Franklin Resources, Inc. ...............       1,000       114,430
  Invesco, Ltd. ..........................      10,775       338,119
                                                         -----------
                                                             628,739
                                                         -----------
MACHINERY-CONSTRUCTION & MINING -- 1.4%
  Caterpillar, Inc. ......................       6,145       445,881
  Terex Corp.+............................       2,600       170,482
                                                         -----------
                                                             616,363
                                                         -----------
MACHINERY-PUMPS -- 0.4%
  Graco, Inc. ............................       4,300       160,218
                                                         -----------
MEDICAL INSTRUMENTS -- 1.2%
  Medtronic, Inc. ........................       8,265       415,482
  St. Jude Medical, Inc.+.................       2,900       117,856
                                                         -----------
                                                             533,338
                                                         -----------
MEDICAL-BIOMEDICAL/GENE -- 1.8%
  Amgen, Inc.+............................       6,840       317,650
  Genentech, Inc.+........................       5,460       366,202
  Genzyme Corp.+..........................       1,300        96,772
                                                         -----------
                                                             780,624
                                                         -----------
MEDICAL-DRUGS -- 2.1%
  Abbott Laboratories.....................       2,940       165,081
  Eli Lilly & Co. ........................       2,505       133,742
  Merck & Co., Inc. ......................       5,120       297,523
  Schering-Plough Corp. ..................      11,455       305,161
                                                         -----------
                                                             901,507
                                                         -----------
MEDICAL-GENERIC DRUGS -- 0.4%
  Teva Pharmaceutical Industries, Ltd.
    ADR...................................       3,300       153,384
                                                         -----------
MEDICAL-HMO -- 1.1%
  UnitedHealth Group Inc. ................       8,555       497,901
                                                         -----------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.3%
  Cardinal Health, Inc. ..................       2,100       121,275
                                                         -----------
METAL PROCESSORS & FABRICATION -- 0.5%
  Precision Castparts Corp. ..............       1,550       214,985
                                                         -----------
METAL-DIVERSIFIED -- 1.3%
  Freeport-McMoRan Copper & Gold, Inc. ...       5,325       545,493
                                                         -----------
MULTIMEDIA -- 0.5%
  Viacom, Inc., Class B+..................       4,685       205,765
                                                         -----------
NETWORKING PRODUCTS -- 1.7%
  Cisco Systems, Inc.+....................      26,625       720,739
                                                         -----------
OIL & GAS DRILLING -- 1.6%
  Transocean, Inc. .......................       4,782       684,543
                                                         -----------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.6%
  Apache Corp. ...........................       3,510       377,466
  EOG Resources, Inc. ....................       6,725       600,206
  Woodside Petroleum, Ltd. ADR............       3,500       155,050
                                                         -----------
                                                           1,132,722
                                                         -----------

--------------------------------------------------------------------
                                             SHARES/
                                            PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
OIL COMPANIES-INTEGRATED -- 3.1%
  ConocoPhillips..........................       2,805   $   247,682
  ExxonMobil Corp. .......................      10,315       966,412
  Petroleo Brasileiro SA ADR..............       1,100       126,764
                                                         -----------
                                                           1,340,858
                                                         -----------
OIL-FIELD SERVICES -- 0.4%
  Halliburton Co. ........................       2,200        83,402
  Schlumberger, Ltd. .....................         800        78,696
                                                         -----------
                                                             162,098
                                                         -----------
PIPELINES -- 0.2%
  Williams Cos., Inc. ....................       2,870       102,689
                                                         -----------
RETAIL-APPAREL/SHOE -- 1.3%
  American Eagle Outfitters, Inc. ........      22,535       468,052
  The Gap, Inc. ..........................       5,030       107,038
                                                         -----------
                                                             575,090
                                                         -----------
RETAIL-OFFICE SUPPLIES -- 0.6%
  Staples, Inc. ..........................      11,460       264,382
                                                         -----------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.9%
  Kohl's Corp.+...........................       8,130       372,354
                                                         -----------
SEMICONDUCTOR EQUIPMENT -- 0.8%
  Applied Materials, Inc. ................       5,495        97,591
  Lam Research Corp.+.....................       5,860       253,328
                                                         -----------
                                                             350,919
                                                         -----------
SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS -- 0.4%
  Maxim Integrated Products, Inc. ........       6,155       162,984
                                                         -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 1.1%
  Corning, Inc. ..........................      19,150       459,408
                                                         -----------
TELEPHONE-INTEGRATED -- 1.5%
  AT&T, Inc. .............................      15,610       648,752
                                                         -----------
TOBACCO -- 1.1%
  Altria Group, Inc. .....................       6,125       462,927
                                                         -----------
WEB PORTALS/ISP -- 1.1%
  Google, Inc., Class A+..................         685       473,664
                                                         -----------
WIRELESS EQUIPMENT -- 0.9%
  Nokia Oyj ADR...........................       3,500       134,365
  QUALCOMM, Inc. .........................       6,495       255,578
                                                         -----------
                                                             389,943
                                                         -----------
TOTAL COMMON STOCK
  (cost $24,948,249)......................                26,531,353
                                                         -----------
ASSET BACKED SECURITIES -- 4.7%
DIVERSIFIED FINANCIAL SERVICES -- 4.7%
  Banc of America Commercial Mtg. Inc.
    Series 2007-1, Class A4
    5.05% due 01/15/17(1).................  $   50,000        50,245
  Banc of America Commercial Mtg., Inc.
    Series 2006-2, Class A4
    5.74% due 05/10/45(1)(2)..............     100,000       103,355

                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                            PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
--------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2006-T22, Class A4
    5.47% due 04/12/38(1)(2)..............  $   25,000   $    25,517
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T12, Class A4
    4.68% due 08/13/39(1)(2)..............     100,000        98,729
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T10, Class A2
    4.74% due 03/13/40(1).................     100,000        99,093
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2002-TOP8, Class A2
    4.83% due 08/15/38(1).................     100,000        99,867
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2005-PWR9, Class A4A
    4.87% due 09/11/42(1).................      80,000        77,557
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 206-T24, Class A4
    5.54% due 10/12/41(1).................      30,000        30,465
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2004-PWR6, Class A6
    4.83% due 11/11/41(1).................     100,000        98,972
  Citigroup/Deutsche Bank Commercial Mtg.
    Trust
    Series 2005-CD1, Class A4
    5.23% due 07/15/44(1)(2)..............      80,000        79,767
  Commercial Mtg. Pass Through Certs.
    Series 2006-C7, Class A4
    5.96% due 06/10/46(1)(2)..............     100,000       103,574
  Credit Suisse Mtg. Capital Certs.
    Series 2006-C4, Class A3
    5.47% due 09/15/39(1).................      40,000        40,318
  Credit Suisse Mtg. Capital Certs.
    Series 2006-C1, Class A4
    5.61% due 02/15/39(1)(2)..............      75,000        76,137
  CS First Boston Mtg. Securities Corp.
    Series 2003-C3, Class A5
    3.94% due 05/15/38(1).................     100,000        95,440
  Ford Credit Auto Owner Trust
    Series 2005-B, Class A4
    4.29% due 01/15/10....................      37,593        37,536
  Greenwich Capital Commercial Funding
    Corp.
    Series 2005-GG5, Class A5
    5.22% due 04/10/37(1)(2)..............     110,000       109,132
  Greenwich Capital Commercial Funding
    Corp.
    Series 2007-GG9, Class A4
    5.44% due 01/10/17(1).................      40,000        40,278

--------------------------------------------------------------------
                                            PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  GS Mtg. Securities Corp II
    Series 2006-GG8, Class A4
    5.56% due 11/10/39(1).................  $  100,000   $   101,559
  Household Automotive Trust
    Series 2006-3, Class A3
    5.28% due 09/19/11....................      50,000        50,238
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP4, Class A4
    4.92% due 10/15/42(1)(2)..............      80,000        77,615
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP5, Class A4
    5.33% due 12/15/44(1)(2)..............      70,000        70,290
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2007-CB18, Class A4
    5.44% due 06/12/47(1)(3)..............     100,000       100,396
  LB-UBS Commercial Mtg. Trust, Series
    2005-C5, Class A4
    4.95% due 09/15/40(1).................      80,000        77,752
  Merrill Lynch Mtg. Trust
    Series 2005-CIP1, Class A4
    5.05% due 07/12/38(1)(2)..............      80,000        78,303
  Morgan Stanley Capital I Series
    2007-HQ11, Class A4
    5.45% due 02/20/44(1)(2)..............      45,000        45,107
  Wells Fargo Mtg. Backed Securities Trust
    Series 2006-AR5, Class 2A1
    5.53% due 04/25/36(1)(3)..............     127,129       127,019
  Wells Fargo Mtg. Backed Securities Trust
    Series 2005-AR2, Class 2A2
    4.55% due 03/25/35(1)(3)..............      46,246        45,619
                                                         -----------
TOTAL ASSET BACKED SECURITIES
  (cost $2,032,612).......................                 2,039,880
                                                         -----------
CORPORATE BONDS & NOTES -- 7.0%
AGRICULTURAL OPERATIONS -- 0.1%
  Cargill, Inc.
    Notes
    5.60% due 09/15/12*...................      50,000        50,819
                                                         -----------
AIRLINES -- 0.3%
  Continental Airlines, Inc.
    Pass Through Certs.
    Class A
    5.98% due 04/19/22....................      30,000        28,050
  Southwest Airlines Co
    Notes
    5.75% due 12/15/16....................      50,000        49,876
  Southwest Airlines Co.
    Pass Through Certs.
    Series 2007-1
    6.15% due 08/01/22....................      30,000        29,388
                                                         -----------
                                                             107,314
                                                         -----------

---------------------
    50

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                            PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
APPLICATIONS SOFTWARE -- 0.1%
  Intuit, Inc.
    Senior Notes
    5.40% due 03/15/12....................  $   50,000   $    50,783
                                                         -----------
AUTO-CARS/LIGHT TRUCKS -- 0.3%
  DaimlerChrysler NA Holding Corp.
    Company Guar. Notes
    7.30% due 01/15/12....................     100,000       106,611
  DaimlerChrysler NA Holding Corp.
    Company Guar. Bonds
    8.50% due 01/18/31....................      25,000        31,530
                                                         -----------
                                                             138,141
                                                         -----------
BANKS-SUPER REGIONAL -- 0.1%
  Capital One Financial Corp.
    Senior Notes
    5.70% due 09/15/11....................      50,000        48,303
                                                         -----------
BEVERAGES-NON-ALCOHOLIC -- 0.1%
  PepsiCo, Inc.
    Senior Notes
    4.65% due 02/15/13....................      20,000        20,134
                                                         -----------
CABLE TV -- 0.2%
  AT&T Broadband, Inc.
    Company Guar. Notes
    8.28% due 03/15/13....................      50,000        56,094
  Time Warner Cable, Inc.
    Company Guar. Notes
    5.85% due 05/01/17....................      20,000        20,049
                                                         -----------
                                                              76,143
                                                         -----------
DATA PROCESSING/MANAGEMENT -- 0.1%
  Fiserv, Inc.
    Senior Notes
    6.13% due 11/20/12....................      50,000        50,890
                                                         -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
  General Electric Capital Corp.
    Notes
    Series A
    5.88% due 02/15/12....................     100,000       104,190
                                                         -----------
ELECTRIC-INTEGRATED -- 0.3%
  Consolidated Edison Co. of New York
    Senior Notes
    5.30% due 12/01/16....................      35,000        34,428
  Midamerican Energy Holdings Co.
    Bonds
    6.13% due 04/01/36....................      40,000        39,905
  Southern California Edison Co.
    1st Mtg. Bonds
    5.55% due 01/15/37....................      50,000        47,171
                                                         -----------
                                                             121,504
                                                         -----------
FINANCE-COMMERCIAL -- 0.1%
  CIT Group, Inc.
    Senior Notes
    7.63% due 11/30/12....................      55,000        55,748
                                                         -----------

--------------------------------------------------------------------
                                            PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
FINANCE-CONSUMER LOANS -- 0.2%
  Household Finance Corp.
    Notes
    6.38% due 10/15/11....................  $  100,000   $   103,032
                                                         -----------
FINANCE-CREDIT CARD -- 0.0%
  Discover Financial Services
    Notes
    6.45% due 06/12/17*...................      10,000         9,629
                                                         -----------
FINANCE-INVESTMENT BANKER/BROKER -- 0.8%
  Citigroup, Inc.
    Senior Notes
    6.50% due 01/18/11....................     100,000       104,421
  Goldman Sachs Group, Inc.
    Sub. Notes
    5.63% due 01/15/17....................     100,000        97,658
  Merrill Lynch & Co., Inc.
    Senior Notes
    6.40% due 08/28/17....................      50,000        50,798
  Morgan Stanley
    Notes
    5.45% due 01/09/17....................     100,000        97,007
                                                         -----------
                                                             349,884
                                                         -----------
FOOD-MISC. -- 0.2%
  Kraft Foods, Inc.
    Senior Notes
    6.25% due 06/01/12....................      75,000        77,913
                                                         -----------
GAS-DISTRIBUTION -- 0.1%
  Atmos Energy Corp.
    Senior Notes
    6.35% due 06/15/17....................      50,000        50,763
                                                         -----------
HOTEL/MOTEL -- 0.1%
  Wyndham Worldwide Corp.
    Senior Notes
    6.00% due 12/01/16....................      25,000        23,710
                                                         -----------
INSURANCE BROKER -- 0.0%
  Willis Group North America, Inc.
    Company Guar. Notes
    5.63% due 07/15/15....................      15,000        14,612
                                                         -----------
INSURANCE-LIFE/HEALTH -- 0.1%
  Prudential Financial, Inc.
    Notes
    5.50% due 03/15/16....................      50,000        49,605
                                                         -----------
INSURANCE-MULTI-LINE -- 0.3%
  Hartford Financial Services Group, Inc.
    Senior Notes
    6.10% due 10/01/41....................     100,000        94,936
  MetLife, Inc.
    Bonds
    5.00% due 06/15/15....................      50,000        48,388
                                                         -----------
                                                             143,324
                                                         -----------

                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                            PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
INSURANCE-MUTUAL -- 0.2%
  Liberty Mutual Insurance
    Notes
    7.88% due 10/15/26*...................  $   75,000   $    85,110
                                                         -----------
INSURANCE-PROPERTY/CASUALTY -- 0.4%
  Ace Capital Trust II
    Company Guar. Notes
    9.70% due 04/01/30....................      50,000        63,340
  Everest Reinsurance Holdings, Inc.
    Senior Notes
    8.75% due 03/15/10....................     100,000       109,439
                                                         -----------
                                                             172,779
                                                         -----------
INSURANCE-REINSURANCE -- 0.1%
  Berkshire Hathaway Finance Corp.
    Company Guar. Notes
    4.63% due 10/15/13....................      50,000        50,107
                                                         -----------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.0%
  Eaton Vance Corp.
    Senior Notes
    6.50% due 10/02/17....................      15,000        15,737
                                                         -----------
MEDICAL-DRUGS -- 0.2%
  Astrazeneca PLC
    Senior Notes
    5.40% due 09/15/12....................      40,000        41,354
  Schering Plough Corp.
    Senior Notes
    5.30% due 12/01/13....................      60,000        60,707
                                                         -----------
                                                             102,061
                                                         -----------
MEDICAL-HMO -- 0.1%
  Unitedhealth Group Inc.
    Bonds
    5.50% due 11/15/12*...................      50,000        50,742
                                                         -----------
MULTIMEDIA -- 0.5%
  News America, Inc.
    Company Guar. Bonds
    6.40% due 12/15/35....................      25,000        25,291
  The Walt Disney Co.
    Senior Notes
    4.70% due 12/01/12....................      50,000        49,998
  Time Warner, Inc.
    Company Guar. Notes
    5.50% due 11/15/11....................      35,000        35,144
  Viacom, Inc.
    Senior Notes
    6.88% due 04/30/36....................      80,000        80,218
                                                         -----------
                                                             190,651
                                                         -----------
OFFICE AUTOMATION & EQUIPMENT -- 0.1%
  Pitney Bowes, Inc.
    Notes
    5.75% due 09/15/17....................      40,000        40,440
                                                         -----------

--------------------------------------------------------------------
                                            PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
  Brandywine Operating Partnership LP
    Company Guar. Senior Notes
    6.00% due 04/01/16....................  $   50,000   $    47,903
  Developers Diversified Realty Corp.
    Bonds
    5.38% due 10/15/12....................      50,000        48,610
  Health Care Property Investors, Inc.
    Senior Notes
    6.00% due 01/30/17....................      40,000        37,668
  Kimco Realty Corp.
    Senior Notes
    5.78% due 03/15/16....................      40,000        38,618
  Liberty Property LP
    Senior Notes
    5.63% due 10/01/17....................      10,000        10,006
  Realty Income Corp.
    Senior Notes
    6.75% due 08/15/19....................      40,000        41,265
  Simon Property Group LP
    Notes
    6.10% due 05/01/16....................      80,000        79,069
                                                         -----------
                                                             303,139
                                                         -----------
RETAIL-BUILDING PRODUCTS -- 0.1%
  Lowes Companies, Inc.
    Senior Notes
    6.65% due 09/15/37....................      30,000        30,426
                                                         -----------
RETAIL-DRUG STORE -- 0.1%
  CVS Corp.
    Senior Notes
    6.13% due 08/15/16....................      50,000        51,324
                                                         -----------
TELECOM SERVICES -- 0.3%
  Verizon Global Funding Corp.
    Senior Notes
    6.88% due 06/15/12....................     100,000       108,222
                                                         -----------
TELEPHONE-INTEGRATED -- 0.2%
  AT&T, Inc.
    Notes
    6.45% due 06/15/34....................      40,000        41,227
  AT&T, Inc.
    Notes
    6.80% due 05/15/36....................      10,000        10,821
  BellSouth Corp.
    Senior Notes
    6.00% due 11/15/34....................       5,000         4,862
  BellSouth Corp.
    Bonds
    6.55% due 06/15/34....................      20,000        20,686
  Sprint Capital Corp.
    Company Guar. Bonds
    8.75% due 03/15/32....................      10,000        11,272
                                                         -----------
                                                              88,868
                                                         -----------

---------------------
    52

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                            PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
TRANSPORT-SERVICES -- 0.2%
  Federal Express Corp.
    Pass Through Certs.
    Series 1981A, Class A
    6.72% due 01/15/22....................  $   95,012   $   101,785
                                                         -----------
TOTAL CORPORATE BONDS & NOTES
  (cost $2,991,676).......................                 3,037,832
                                                         -----------
FOREIGN CORPORATE BONDS & NOTES -- 0.5%
INSURANCE-MULTI-LINE -- 0.2%
  AXA SA
    Sub. Notes
    8.60% due 12/15/30....................      50,000        61,309
                                                         -----------
TELEPHONE-INTEGRATED -- 0.3%
  Deutsche Telekom International Finance
    BV
    Company Guar. Bonds
    8.75% due 06/15/30....................      50,000        62,388
  Telecom Italia Capital SA
    Company Guar. Bonds
    5.25% due 10/01/15....................      85,000        82,811
                                                         -----------
                                                             145,199
                                                         -----------
TOTAL FOREIGN CORPORATE BONDS & NOTES
  (cost $206,623).........................                   206,508
                                                         -----------
MUNICIPAL BONDS & NOTES -- 0.3%
U.S. MUNICIPAL BONDS & NOTES -- 0.3%
  Illinois State Taxable-Pension
    3.85% due 06/01/13....................      65,000        62,384
  Oregon School Boards Assoc.
    4.76% due 06/30/28....................      55,000        50,591
                                                         -----------
    (cost $119,924).......................                   112,975
                                                         -----------
U.S. GOVERNMENT AGENCIES -- 15.4%
FEDERAL HOME LOAN MTG. CORP. -- 4.5%
  4.50% due 09/01/35......................     130,340       123,276
  5.00% due 10/01/35......................     105,360       102,866
  5.00% due 12/01/35......................     190,526       186,017
  5.00% due 06/01/36......................     358,448       349,943
  5.50% due 01/01/36......................     277,334       276,870
  6.00% due 10/01/36......................     276,908       281,071
  6.00% due 12/01/36......................     264,061       268,031
  6.50% due 08/01/25......................      24,117        25,055
  6.50% due 09/01/25......................       5,640         5,860
  6.50% due 10/01/25......................      41,712        43,334
  6.50% due 11/01/25......................      26,912        27,958
  6.50% due 10/01/36......................     267,076       274,586
                                                         -----------
                                                           1,964,867
                                                         -----------
FEDERAL NATIONAL MTG. ASSOC. -- 7.6%
  4.50% due 09/01/35......................      90,749        85,937
  5.00% due 03/01/19......................     506,491       507,425
  5.00% due 04/01/19......................      90,806        90,973

--------------------------------------------------------------------
                                            PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
  5.00% due 07/01/33......................  $   39,647   $    38,743
  5.00% due 03/01/34......................      89,725        87,680
  5.00% due 09/01/34......................      56,793        55,476
  5.00% due 08/01/35......................     188,543       184,070
  5.00% due January TBA...................     275,000       268,297
  5.50% due 11/01/33......................     360,737       361,004
  5.50% due 05/01/37......................     323,570       323,206
  6.00% due 10/01/37......................     384,233       390,211
  6.00% due 12/01/37......................     862,735       876,158
  6.50% due 08/01/28......................      20,578        21,329
                                                         -----------
                                                           3,290,509
                                                         -----------
GOVERNMENT NATIONAL MTG. ASSOC. -- 3.2%
  5.00% due 11/15/34......................     212,746       209,702
  5.00% due 11/15/35......................     344,546       339,610
  5.50% due 04/15/34......................     175,801       177,137
  6.00% due 10/15/32......................      57,508        58,983
  6.50% due 08/15/23......................       2,617         2,718
  6.50% due 09/15/23......................      17,477        18,153
  6.50% due 10/15/23......................       1,538         1,598
  6.50% due 11/15/23......................     122,786       127,537
  6.50% due 12/15/23......................     140,162       145,586
  6.50% due 09/15/28......................      12,424        12,908
  6.50% due 11/15/28......................      22,926        23,795
  6.50% due 10/15/31......................       4,266         4,423
  6.50% due 02/15/35......................     121,297       125,512
  7.00% due 01/15/33......................      17,353        18,395
  7.00% due 10/15/34......................     105,574       111,918
                                                         -----------
                                                           1,377,975
                                                         -----------
SOVEREIGN AGENCY -- 0.1%
  Financing Corp. FICO STRIP
    Series 12
    zero coupon due 12/06/13..............      25,000        19,799
  Financing Corp. FICO STRIP
    Series 13
    zero coupon due 12/27/13..............      25,000        19,716
                                                         -----------
                                                              39,515
                                                         -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $6,594,319).......................                 6,672,866
                                                         -----------
U.S. GOVERNMENT TREASURIES -- 5.8%
U.S. TREASURY BONDS -- 1.1%
    4.50% due 02/15/36....................     200,000       201,016
    5.25% due 02/15/29....................     250,000       275,019
                                                         -----------
                                                             476,035
                                                         -----------
U.S. TREASURY NOTES -- 4.7%
    3.50% due 02/15/10....................     200,000       201,734
    3.75% due 05/15/08....................   1,000,000     1,001,172
    3.88% due 07/15/10....................     325,000       331,602

                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                            PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT TREASURIES (CONTINUED)
U.S. TREASURY NOTES (CONTINUED)
    4.38% due 12/15/10....................  $  300,000   $   311,156
    4.63% due 02/15/17....................     175,000       182,957
                                                         -----------
                                                           2,028,621
                                                         -----------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $2,424,228).......................                 2,504,656
                                                         -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $39,317,631)......................                41,106,070
                                                         -----------
REPURCHASE AGREEMENT -- 5.7%
  Banc of America Securities Joint
    Repurchase Agreement(4)
    (cost $2,485,000).....................   2,485,000     2,485,000
                                                         -----------
TOTAL INVESTMENTS
  (cost $41,802,631)(5)...................       100.8%   43,591,070
Liabilities in excess of other assets.....        (0.8)     (360,576)
                                            ----------   -----------
NET ASSETS................................       100.0%  $43,230,494
                                            ==========   ===========

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $196,300 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  Collateralized Mortgage Obligation
(2) Variable Rate Security -- the rate reflected is as of December 31, 2007, maturity date reflects the stated maturity date.
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(4)  See Note 2 for details of Joint Repurchase Agreement.
(5)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

  NUMBER
    OF                                                                     EXPIRATION   VALUE AT        VALUE AS OF
 CONTRACTS                           DESCRIPTION                              DATE     TRADE DATE    DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------------------
  2   Short  U.S. Treasury 2 Year Note...................................  March 2008  $  421,147       $   420,500
 13   Short  E-Mini S&P 500 Index........................................  March 2008     955,988           960,180

  N     UNREALIZED
      APPRECIATION/
 CO   (DEPRECIATION)
--------------------------------------------------------------------------------
  2     $     647
 13        (4,192)
        ----------
        $  (3,545)
        ==========

---------------------
    54

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Sovereign.................................................   20.3%
Banks-Commercial..........................................    5.7
Medical-Drugs.............................................    3.7
Repurchase Agreement......................................    3.6
Oil Companies-Exploration & Production....................    2.9
Wireless Equipment........................................    2.8
Diversified Manufacturing Operations......................    2.7
Finance-Investment Banker/Broker..........................    2.7
Electric-Integrated.......................................    2.5
Federal National Mtg. Assoc...............................    2.4
Tobacco...................................................    2.3
Auto-Cars/Light Trucks....................................    2.2
Oil Companies-Integrated..................................    2.0
Food-Misc.................................................    1.9
Diversified Minerals......................................    1.8
Web Portals/ISP...........................................    1.8
Telephone-Integrated......................................    1.8
U.S. Treasury Notes.......................................    1.7
Agricultural Chemicals....................................    1.6
Telecom Services..........................................    1.4
Investment Management/Advisor Services....................    1.3
Soap & Cleaning Preparation...............................    1.1
Energy-Alternate Sources..................................    1.1
Foreign Government Treasuries.............................    1.0
Diversified Financial Services............................    0.9
Semiconductor Equipment...................................    0.9
Computers.................................................    0.9
Insurance-Multi-line......................................    0.9
Building & Construction-Misc..............................    0.9
Electronic Measurement Instruments........................    0.8
Steel-Producers...........................................    0.8
Food-Retail...............................................    0.8
Commercial Paper..........................................    0.8
E-Commerce/Services.......................................    0.8
Finance-Other Services....................................    0.7
Coal......................................................    0.7
Electronic Components-Misc................................    0.7
Metal-Diversified.........................................    0.7
Health Care Cost Containment..............................    0.6
Engineering/R&D Services..................................    0.6
Hotel/Motel...............................................    0.6
Optical Supplies..........................................    0.6
Machinery-Farming.........................................    0.6
Electric Products-Misc....................................    0.6
Internet Security.........................................    0.5
Therapeutics..............................................    0.5
Commercial Services.......................................    0.5
Oil-Field Services........................................    0.5
Diversified Operations....................................    0.5
Enterprise Software/Service...............................    0.4
Home Decoration Products..................................    0.4
Beverages-Non-alcoholic...................................    0.4
Office Automation & Equipment.............................    0.4
X-Ray Equipment...........................................    0.4
Aerospace/Defense.........................................    0.4
Machinery-Pumps...........................................    0.4
Private Corrections.......................................    0.4%
Electronic Forms..........................................    0.4
Platinum..................................................    0.4
Mining....................................................    0.4
Airlines..................................................    0.3
Building-Heavy Construction...............................    0.3
Steel Pipe & Tube.........................................    0.3
Toys......................................................    0.3
Medical-Biomedical/Gene...................................    0.3
Retail-Sporting Goods.....................................    0.3
Consulting Services.......................................    0.3
Transport-Marine..........................................    0.3
Advertising Sales.........................................    0.3
Web Hosting/Design........................................    0.3
Cable TV..................................................    0.3
Electronic Components-Semiconductors......................    0.2
Entertainment Software....................................    0.2
Insurance-Life/Health.....................................    0.2
Oil & Gas Drilling........................................    0.2
Medical Instruments.......................................    0.2
Containers-Metal/Glass....................................    0.2
Research & Development....................................    0.2
Retail-Jewelry............................................    0.2
Non-Hazardous Waste Disposal..............................    0.2
Patient Monitoring Equipment..............................    0.2
Transport-Rail............................................    0.2
Retail-Discount...........................................    0.2
Retail-Apparel/Shoe.......................................    0.2
Non-Ferrous Metals........................................    0.2
Computers-Memory Devices..................................    0.2
Applications Software.....................................    0.2
Medical Information Systems...............................    0.2
Medical-HMO...............................................    0.2
Motion Pictures & Services................................    0.2
                                                            -----
                                                            101.2%
                                                            =====

------------
* Calculated as a percentage of net assets
                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

COUNTRY ALLOCATION*

United States.............................................   37.7%
United Kingdom............................................    6.7
Germany...................................................    6.0
Japan.....................................................    4.4
Canada....................................................    4.3
Switzerland...............................................    4.1
France....................................................    3.8
Norway....................................................    3.2
Sweden....................................................    2.9
Bermuda...................................................    2.7
Poland....................................................    2.6
Australia.................................................    2.6
Denmark...................................................    2.4
Cayman Islands............................................    2.1
Russia....................................................    2.1
Brazil....................................................    1.7
Netherlands...............................................    1.7
China.....................................................    1.4
Austria...................................................    1.4
Finland...................................................    1.3
Italy.....................................................    1.2
Belgium...................................................    1.0
Spain.....................................................    1.0
Egypt.....................................................    0.6
Singapore.................................................    0.5
Hong Kong.................................................    0.5
South Africa..............................................    0.4
Ireland...................................................    0.3
Luxembourg................................................    0.3
India.....................................................    0.2
Trinidad and Tobago.......................................    0.1
                                                            -----
                                                            101.2%
                                                            =====

------------
* Calculated as a percentage of net assets

---------------------
    56

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION                  SHARES      (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK -- 69.8%
ADVERTISING SALES -- 0.3%
  Focus Media Holding, Ltd. ADR.....             1,800   $   102,258
                                                         -----------
AEROSPACE/DEFENSE -- 0.4%
  Rockwell Collins, Inc. ...........             1,200        86,364
  Spirit Aerosystems Holdings, Inc.,
    Class A+........................             2,000        69,000
                                                         -----------
                                                             155,364
                                                         -----------
AGRICULTURAL CHEMICALS -- 1.6%
  Monsanto Co. .....................             1,100       122,859
  Potash Corp. of Saskatchewan,
    Inc. ...........................             1,200       172,752
  Uralkali GDR+*....................             9,190       342,327
                                                         -----------
                                                             637,938
                                                         -----------
AIRLINES -- 0.3%
  Ryanair Holdings PLC ADR+.........             3,400       134,096
                                                         -----------
APPLICATIONS SOFTWARE -- 0.2%
  Microsoft Corp. ..................             2,100        74,760
                                                         -----------
AUTO-CARS/LIGHT TRUCKS -- 2.2%
  DaimlerChrysler AG(1).............             3,173       307,344
  Ford Motor Co.+...................            47,600       320,348
  Honda Motor Co., Ltd.(1) .........             6,500       214,899
                                                         -----------
                                                             842,591
                                                         -----------
BANKS-COMMERCIAL -- 5.7%
  Banco Bradesco SA ADR.............             3,600       115,200
  Banco Santander Central
    Hispano SA(1)...................            12,155       262,599
  Bank of China, Ltd.(1)............           226,000       107,392
  China Merchants Bank Co.,
    Ltd.(1).........................            60,000       243,140
  Deutsche Postbank AG(1)...........             2,431       214,924
  HDFC Bank, Ltd....................               700        91,315
  Julius Baer Holding AG(1).........             6,148       499,732
  Mitsubishi UFJ Financial Group,
    Inc.(1).........................             6,800        63,293
  Standard Chartered PLC(1).........             6,710       243,685
  UniCredito Italiano SpA(1)........            45,413       377,948
                                                         -----------
                                                           2,219,228
                                                         -----------
BEVERAGES-NON-ALCOHOLIC -- 0.4%
  Hansen Natural Corp.+.............             1,600        70,864
  PepsiCo, Inc. ....................             1,300        98,670
                                                         -----------
                                                             169,534
                                                         -----------
BUILDING & CONSTRUCTION-MISC. -- 0.9%
  Bouygues SA(1)....................             1,719       142,527
  China Communications Construction
    Co., Ltd.(1)....................            74,000       192,229
                                                         -----------
                                                             334,756
                                                         -----------
BUILDING-HEAVY CONSTRUCTION -- 0.3%
  Aker Kvaerner ASA(1)..............             4,800       126,595
                                                         -----------
COAL -- 0.7%
  CONSOL Energy, Inc. ..............             3,800       271,776
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION                  SHARES      (NOTE 2)
COMMERCIAL SERVICES -- 0.5%
  AerCap Holdings NV+...............             5,700   $   118,959
  Iron Mountain, Inc.+..............             1,900        70,338
                                                         -----------
                                                             189,297
                                                         -----------
COMPUTERS -- 0.9%
  Apple, Inc.+......................             1,200       237,696
  Research In Motion Ltd.+..........               900       102,643
                                                         -----------
                                                             340,339
                                                         -----------
COMPUTERS-MEMORY DEVICES -- 0.2%
  Network Appliance, Inc.+..........             3,100        77,376
                                                         -----------
CONSULTING SERVICES -- 0.3%
  Accenture Ltd., Class A...........             3,100       111,693
                                                         -----------
CONTAINERS-METAL/GLASS -- 0.2%
  Owens-Illinois, Inc.+.............             1,800        89,100
                                                         -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.7%
  3M Co. ...........................               900        75,888
  Danaher Corp. ....................             3,300       289,542
  Honeywell International, Inc. ....             4,200       258,594
  Siemens AG(1).....................             2,674       419,789
                                                         -----------
                                                           1,043,813
                                                         -----------
DIVERSIFIED MINERALS -- 1.8%
  Xstrata PLC(1)....................            10,082       709,938
                                                         -----------
DIVERSIFIED OPERATIONS -- 0.5%
  China Resources Enterprise(1).....            42,000       176,101
                                                         -----------
E-COMMERCE/SERVICES -- 0.8%
  Alibaba.com, Ltd..................            23,800        85,922
  Ctrip.com International, Ltd.
    ADR.............................             2,600       149,422
  Rakuten, Inc.(1)+.................               133        64,666
                                                         -----------
                                                             300,010
                                                         -----------
ELECTRIC PRODUCTS-MISC. -- 0.6%
  Mitsubishi Electric Corp.(1)......            10,000       103,279
  Toshiba Corp.(1)..................            15,000       111,854
                                                         -----------
                                                             215,133
                                                         -----------
ELECTRIC-INTEGRATED -- 2.5%
  E.ON AG(1)........................             1,826       387,707
  Exelon Corp. .....................             4,700       383,708
  FPL Group, Inc. ..................             2,900       196,562
                                                         -----------
                                                             967,977
                                                         -----------
ELECTRONIC COMPONENTS-MISC. -- 0.7%
  Koninklijke Philips Electronics
    NV(1)...........................             6,049       262,151
                                                         -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.2%
  MEMC Electronic Materials,
    Inc.+...........................             1,100        97,339
                                                         -----------
ELECTRONIC FORMS -- 0.4%
  Adobe Systems, Inc.+..............             3,500       149,555
                                                         -----------

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION                  SHARES      (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.8%
  FLIR Systems, Inc.+...............             6,200   $   194,060
  Garmin, Ltd. .....................             1,400       135,800
                                                         -----------
                                                             329,860
                                                         -----------
ENERGY-ALTERNATE SOURCES -- 1.1%
  Iberdrola Renovables..............            13,900       114,822
  Sunpower Corp., Class A+..........               800       104,312
  Suntech Power Holdings Co., Ltd.
    ADR+............................             2,430       200,038
                                                         -----------
                                                             419,172
                                                         -----------
ENGINEERING/R&D SERVICES -- 0.6%
  ABB, Ltd. ADR.....................             4,300       123,840
  Fluor Corp. ......................               850       123,862
                                                         -----------
                                                             247,702
                                                         -----------
ENTERPRISE SOFTWARE/SERVICE -- 0.4%
  Autonomy Corp PLC(1)..............             4,743        82,798
  Concur Technologies, Inc.+........             2,500        90,525
                                                         -----------
                                                             173,323
                                                         -----------
ENTERTAINMENT SOFTWARE -- 0.2%
  THQ, Inc.+........................             3,400        95,846
                                                         -----------
FINANCE-INVESTMENT BANKER/BROKER -- 2.6%
  Aberdeen Asset Management(1)......            12,984        43,289
  Citigroup, Inc. ..................             4,800       141,312
  Lehman Brothers Holdings, Inc. ...             2,700       176,688
  MF Global, Ltd.+..................             6,400       201,408
  The Goldman Sachs Group, Inc. ....             1,000       215,050
  UBS AG(1).........................             4,920       228,482
                                                         -----------
                                                           1,006,229
                                                         -----------
FINANCE-OTHER SERVICES -- 0.7%
  Bolsa de Mercadorias E Futuros+...            10,800       151,685
  Deutsche Boerse AG(1).............               639       126,127
                                                         -----------
                                                             277,812
                                                         -----------
FOOD-MISC. -- 1.9%
  Nestle SA(1)......................             1,581       724,436
                                                         -----------
FOOD-RETAIL -- 0.8%
  Tesco PLC(1)......................            28,878       272,686
  Whole Foods Market, Inc. .........             1,200        48,960
                                                         -----------
                                                             321,646
                                                         -----------
HEALTH CARE COST CONTAINMENT -- 0.6%
  McKesson Corp. ...................             3,800       248,938
                                                         -----------
HOME DECORATION PRODUCTS -- 0.4%
  Newell Rubbermaid, Inc. ..........             6,600       170,808
                                                         -----------
HOTEL/MOTEL -- 0.6%
  Shangri-La Asia, Ltd.(1)..........            77,333       242,635
                                                         -----------
INSURANCE-LIFE/HEALTH -- 0.2%
  AFLAC, Inc. ......................             1,500        93,945
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION                  SHARES      (NOTE 2)
INSURANCE-MULTI-LINE -- 0.9%
  Assurant, Inc. ...................               900   $    60,210
  AXA SA(1).........................             6,980       277,918
                                                         -----------
                                                             338,128
                                                         -----------
INTERNET SECURITY -- 0.5%
  McAfee, Inc.+.....................             3,500       131,250
  VeriSign, Inc.+...................             2,000        75,220
                                                         -----------
                                                             206,470
                                                         -----------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.3%
  Affiliated Managers Group,
    Inc.+...........................               900       105,714
  Invesco, Ltd. ....................            12,931       405,775
                                                         -----------
                                                             511,489
                                                         -----------
MACHINERY-FARMING -- 0.6%
  Deere & Co. ......................             2,400       223,488
                                                         -----------
MACHINERY-PUMPS -- 0.4%
  Flowserve Corp. ..................             1,600       153,920
                                                         -----------
MEDICAL INFORMATION SYSTEMS -- 0.2%
  Cerner Corp.+.....................             1,300        73,320
                                                         -----------
MEDICAL INSTRUMENTS -- 0.2%
  St. Jude Medical, Inc.+...........             2,200        89,408
                                                         -----------
MEDICAL-BIOMEDICAL/GENE -- 0.3%
  Charles River Laboratories
    International, Inc.+............             1,800       118,440
                                                         -----------
MEDICAL-DRUGS -- 3.6%
  Abbott Laboratories...............             1,500        84,225
  Bristol-Myers Squibb Co. .........             5,700       151,164
  Eli Lilly & Co. ..................             4,400       234,916
  Merck & Co., Inc. ................             4,300       249,873
  Schering-Plough Corp. ............            15,900       423,576
  Shionogi & Co., Ltd.(1)...........             3,000        52,900
  Wyeth.............................             4,400       194,436
                                                         -----------
                                                           1,391,090
                                                         -----------
MEDICAL-HMO -- 0.2%
  WellPoint, Inc.+..................               800        70,184
                                                         -----------
METAL-DIVERSIFIED -- 0.7%
  Rio Tinto PLC(1)..................             2,479       259,719
                                                         -----------
MINING -- 0.4%
  Newmont Mining Corp. .............             2,800       136,724
                                                         -----------
MOTION PICTURES & SERVICES -- 0.2%
  Dreamworks Animation SKG, Inc.,
    Class A+........................             2,500        63,850
                                                         -----------
NON-FERROUS METALS -- 0.2%
  Uranium One, Inc..................             9,100        81,415
                                                         -----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
  Republic Services, Inc. ..........             2,800        87,780
                                                         -----------
OFFICE AUTOMATION & EQUIPMENT -- 0.4%
  Canon, Inc.(1)....................             3,600       164,485
                                                         -----------

---------------------
    58

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION                  SHARES      (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
OIL & GAS DRILLING -- 0.2%
  Transocean, Inc.+.................               629   $    90,041
                                                         -----------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.9%
  Canadian Natural Resources,
    Ltd. ...........................             5,800       426,530
  Chesapeake Energy Corp. ..........             1,500        58,800
  EnCana Corp.......................             3,200       218,856
  EOG Resources, Inc. ..............               700        62,475
  OAO Gazprom ADR...................             1,800       102,060
  OAO Gazprom ADR (London)(1).......             4,400       247,772
                                                         -----------
                                                           1,116,493
                                                         -----------
OIL COMPANIES-INTEGRATED -- 1.8%
  ConocoPhillips....................             1,800       158,940
  OMV AG(1).........................             4,199       337,874
  Petroleo Brasileiro SA ADR........             1,800       207,432
                                                         -----------
                                                             704,246
                                                         -----------
OIL-FIELD SERVICES -- 0.5%
  Halliburton Co. ..................             4,783       181,324
                                                         -----------
OPTICAL SUPPLIES -- 0.6%
  Essilor International SA(1).......             3,806       242,220
                                                         -----------
PATIENT MONITORING EQUIPMENT -- 0.2%
  Mindray Medical International,
    Ltd. ADR........................             2,000        85,940
                                                         -----------
PLATINUM -- 0.4%
  Anglo American Platinum Corp.,
    Ltd.(1).........................               998       147,184
                                                         -----------
PRIVATE CORRECTIONS -- 0.4%
  Corrections Corp. of America+.....             5,200       153,452
                                                         -----------
RESEARCH & DEVELOPMENT -- 0.2%
  Pharmaceutical Product
    Development, Inc. ..............             2,200        88,814
                                                         -----------
RETAIL-APPAREL/SHOE -- 0.2%
  Under Armour, Inc., Class A+......             1,900        82,973
                                                         -----------
RETAIL-DISCOUNT -- 0.2%
  Costco Wholesale Corp. ...........             1,200        83,712
                                                         -----------
RETAIL-JEWELRY -- 0.2%
  Bulgari SpA(1)....................             6,346        88,294
                                                         -----------
RETAIL-SPORTING GOODS -- 0.3%
  Dick's Sporting Goods, Inc.+......             4,200       116,592
                                                         -----------
SEMICONDUCTOR EQUIPMENT -- 0.9%
  ASML Holding NV(1)+...............             5,897       185,314
  Lam Research Corp.+...............             3,700       159,951
                                                         -----------
                                                             345,265
                                                         -----------
SOAP & CLEANING PREPARATION -- 1.1%
  Church & Dwight Co., Inc. ........             2,100       113,547
  Reckitt Benckiser Group PLC(1)....             5,528       319,347
                                                         -----------
                                                             432,894
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION                  SHARES      (NOTE 2)
STEEL PIPE & TUBE -- 0.3%
  TMK OAO GDR+*.....................             2,800   $   126,000
                                                         -----------
STEEL-PRODUCERS -- 0.8%
  Evraz Group SA GDR+*..............             1,700       131,750
  MMX Mineracao E Metalicos SA(1)+..               200       105,870
  United States Steel Corp. ........               700        84,637
                                                         -----------
                                                             322,257
                                                         -----------
TELECOM SERVICES -- 1.4%
  Orascom Telecom Holding SAE
    GDR(1)..........................             2,900       240,168
  Telenor ASA(1)+...................            12,400       293,124
                                                         -----------
                                                             533,292
                                                         -----------
TELEPHONE-INTEGRATED -- 1.8%
  France Telecom SA(1)..............            10,299       369,599
  Verizon Communications, Inc. .....             7,700       336,413
                                                         -----------
                                                             706,012
                                                         -----------
THERAPEUTICS -- 0.5%
  Amylin Pharmaceuticals, Inc.+.....             1,800        66,600
  Gilead Sciences, Inc.+............             2,800       128,828
                                                         -----------
                                                             195,428
                                                         -----------
TOBACCO -- 2.3%
  Altria Group, Inc. ...............             3,700       279,646
  Japan Tobacco, Inc.(1)............               107       634,447
                                                         -----------
                                                             914,093
                                                         -----------
TOYS -- 0.3%
  Nintendo Co., Ltd.(1).............               200       121,430
                                                         -----------
TRANSPORT-MARINE -- 0.3%
  Frontline, Ltd. ..................             2,200       105,600
                                                         -----------
TRANSPORT-RAIL -- 0.2%
  All America Latina Logistica(1)...             6,700        85,823
                                                         -----------
WEB HOSTING/DESIGN -- 0.3%
  Equinix, Inc.+....................             1,000       101,070
                                                         -----------
WEB PORTALS/ISP -- 1.8%
  Google, Inc., Class A+............             1,025       708,767
                                                         -----------
WIRELESS EQUIPMENT -- 2.8%
  Nokia Oyj(1)......................            13,553       521,851
  QUALCOMM, Inc. ...................            10,500       413,175
  Telefonaktiebolaget LM Ericsson,
    Class B(1)......................            62,000       144,953
                                                         -----------
                                                           1,079,979
                                                         -----------
X-RAY EQUIPMENT -- 0.4%
  Hologic, Inc.+....................             2,300       157,872
                                                         -----------
TOTAL COMMON STOCK
  (cost $23,632,281)................                      27,238,047
                                                         -----------
PREFERRED STOCK -- 0.0%
STEEL-PRODUCER -- 0.0%
  Weirton Steel Corp., Series
    C+(2)(8)
    (cost $0).......................             1,125             0

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                            PRINCIPAL       VALUE
        SECURITY DESCRIPTION                AMOUNT(3)     (NOTE 2)
--------------------------------------------------------------------
ASSET BACKED SECURITIES -- 0.9%
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2002-TOP8, Class A2
    4.83% due 08/15/38(4)...........        $   25,000   $    24,967
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2001-TOP4, Class A3
    5.61% due 11/15/33(4)...........            25,000        25,674
  Credit Suisse Mtg. Capital Certs.,
    Series 2006-C1, Class A4
    5.61% due 12/15/39(4)...........            60,000        60,909
  GS Mtg. Securities Corp. II
    Series 2006-GG6, Class A4
    5.55% due 04/10/38(4)...........            60,000        60,927
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP4, Class A4
    4.92% due 10/15/42(4)...........            60,000        58,211
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP5, Class A4
    5.18% due 12/15/44(4)(5)........            60,000        60,249
  Merrill Lynch Mtg. Trust,
    Series 2005-CIP1, Class A4
    5.05% due 07/12/38(4)...........            60,000        58,727
                                                         -----------
TOTAL ASSET BACKED SECURITIES
  (cost $340,399)...................                         349,664
                                                         -----------
CORPORATE BONDS & NOTES -- 0.6%
CABLE TV -- 0.3%
  Comcast Cable Communications, Inc.
    Senior Notes
    6.88% due 06/15/09..............            95,000        97,714
                                                         -----------
FINANCE-INVESTMENT BANKER/BROKER -- 0.1%
  The Goldman Sachs Group, Inc.
    Senior Notes
    6.25% due 09/01/17..............            20,000        20,806
                                                         -----------
MEDICAL-DRUGS -- 0.1%
  Astrazeneca PLC
    Senior Notes
    5.40% due 09/15/12..............            50,000        51,693
                                                         -----------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 0.0%
  Costilla Energy, Inc.
    Senior Notes
    10.25% due 10/01/06+(2)(8)......           130,000             0
                                                         -----------
OIL COMPANIES-INTEGRATED -- 0.1%
  ConocoPhillips Australia Funding Co.
    Guaranteed Notes
    5.34% due 04/09/09(5)...........            53,000        52,918
                                                         -----------
TOTAL CORPORATE BONDS & NOTES
  (cost $288,253)...................                         223,131
                                                         -----------

--------------------------------------------------------------------
                                            PRINCIPAL       VALUE
        SECURITY DESCRIPTION                AMOUNT(3)     (NOTE 2)
FOREIGN CORPORATE BONDS & NOTES -- 0.1%
CONTAINERS-METAL/GLASS -- 0.0%
  Consumers International, Inc.
    Senior Notes
    10.25% due 04/01/05+(2)(8)......        $   50,000   $         0
                                                         -----------
OIL COMPANIES-INTEGRATED -- 0.1%
  Petrobras International Finance
    Co.
    Company Guar. Notes
    5.88% due 03/01/18..............            40,000        39,780
                                                         -----------
TOTAL FOREIGN CORPORATE BONDS & NOTES
  (cost $39,453)....................                          39,780
                                                         -----------
FOREIGN GOVERNMENT AGENCIES -- 18.6%
SOVEREIGN -- 18.6%
  Bundesrepublik Deutschland
    5.25% due 01/04/08..............  EUR      145,000   $   212,011
  Federal Republic of Germany
    Bonds
    3.50% due 01/04/16..............  EUR       40,000        55,445
  Federal Republic of Germany
    Bonds
    3.75% due 01/04/17..............  EUR      180,000       252,738
  Federal Republic of Germany
    Bonds
    4.00% due 01/04/37..............  EUR      215,000       284,465
  Federal Republic of Germany
    Bonds
    5.38% due 01/04/10..............  EUR       70,000       104,843
  Government of Australia
    Bonds
    5.75% due 06/15/11..............  AUD      715,000       607,964
  Government of Australia
    Bonds
    6.00% due 02/15/17..............  AUD      455,000       390,444
  Government of Canada
    Bonds
    4.25% due 09/01/09..............  CAD      275,000       280,623
  Government of Canada
    Bonds
    5.75% due 06/01/29..............  CAD       45,000        56,057
  Government of Canada
    Bonds
    5.75% due 06/01/33..............  CAD       75,000        95,575
  Government of Canada
    Bonds
    6.00% due 06/01/11..............  CAD      235,000       254,382
  Government of Japan
    Bonds
    1.40% due 09/20/11..............  JPY   10,900,000        99,407
  Government of Japan
    Bonds
    2.10% due 09/20/25..............  JPY    6,200,000        56,164
  Government of Poland
    Bonds
    5.00% due 10/24/13..............  PLN      955,000       368,890
  Government of Poland
    Bonds
    6.00% due 11/24/09..............  PLN    1,325,000       536,218

---------------------
    60

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                            PRINCIPAL       VALUE
        SECURITY DESCRIPTION                AMOUNT(3)     (NOTE 2)
--------------------------------------------------------------------
FOREIGN GOVERNMENT AGENCIES (CONTINUED)
SOVEREIGN (CONTINUED)
  Government of Poland
    Bonds
    6.25% due 10/24/15..............  PLN      250,000   $   103,138
  Government of Singapore
    Bonds
    3.63% due 07/01/14..............  SGD      260,000       192,088
  Government of the Netherlands
    Bonds
    4.50% due 07/15/17..............  EUR       60,000        88,166
  Kingdom of Denmark
    Bonds
    4.00% due 11/15/10..............  DKK    2,130,000       414,634
  Kingdom of Denmark
    Bonds
    4.00% due 11/15/15..............  DKK    1,830,000       349,818
  Kingdom of Denmark
    Bonds
    6.00% due 11/15/09..............  DKK      335,000        67,684
  Kingdom of Denmark
    Bonds
    7.00% due 11/10/24..............  DKK      330,000        82,567
  Kingdom of Norway
    Bonds
    5.50% due 05/15/09..............  NOK    1,965,000       365,692
  Kingdom of Norway
    Bonds
    6.50% due 05/15/13..............  NOK    2,340,000       468,229
  Kingdom of Sweden
    Bonds
    4.50% due 08/12/15..............  SEK    1,880,000       294,520
  Kingdom of Sweden
    Bonds
    5.00% due 12/01/20..............  SEK      515,000        84,389
  Kingdom of Sweden
    Bonds
    5.25% due 03/15/11..............  SEK    3,730,000       595,331
  Republic of Austria
    Notes
    4.30% due 07/15/14..............  EUR      126,000       184,590
  Republic of France
    Bonds
    4.75% due 10/25/12..............  EUR       90,000       134,715
  Republic of France
    Bonds
    5.00% due 04/25/12..............  EUR      100,000       149,683
  Trinidad & Tobago Government
    Notes
    9.88% due 10/01/09..............        $   45,000        49,162
                                                         -----------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost $6,446,903).................                       7,279,632
                                                         -----------
FOREIGN GOVERNMENT TREASURIES -- 1.7%
SOVEREIGN -- 1.7%
  United Kingdom Gilt Treasury
    Bonds
    4.25% due 03/07/36..............  GBP      130,000   $   255,802

--------------------------------------------------------------------
                                            PRINCIPAL       VALUE
        SECURITY DESCRIPTION                AMOUNT(3)     (NOTE 2)
SOVEREIGN (CONTINUED)
  United Kingdom Gilt Treasury
    Bonds
    4.75% due 12/07/38..............  GBP       45,000   $    96,349
  United Kingdom Gilt Treasury
    Bonds
    6.25% due 11/25/10..............  GBP       70,000       146,657
  United Kingdom Gilt Treasury
    Bonds
    5.00% due 03/07/12..............  GBP       80,000       162,919
                                                         -----------
TOTAL FOREIGN GOVERNMENT TREASURIES
  (cost $631,564)...................                         661,727
                                                         -----------
U.S. GOVERNMENT AGENCIES -- 2.4%
FEDERAL NATIONAL MTG. ASSOC. -- 2.4%
    4.79% due 11/01/12..............        $   25,000        25,248
    5.50% due January TBA...........           900,000       898,875
    7.57% due 04/01/10..............             4,089         4,295
                                                         -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $928,878)...................                         928,418
                                                         -----------
U.S. GOVERNMENT TREASURIES -- 1.7%
U.S. TREASURY BONDS -- 0.0%
    4.50% due 02/15/36..............             5,000         5,026
                                                         -----------
U.S. TREASURY NOTES -- 1.7%
    4.00% due 02/15/14..............           130,000       132,813
    4.38% due 08/15/12..............            50,000        52,180
    4.63% due 11/15/16..............            85,000        89,018
    4.88% due 08/15/09..............            80,000        82,212
    5.13% due 06/30/11..............           275,000       292,166
                                                         -----------
                                                             648,389
                                                         -----------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $637,498)...................                         653,415
                                                         -----------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $32,945,229)................                      37,373,814
                                                         -----------
SHORT-TERM INVESTMENT SECURITIES -- 1.8%
COMMERCIAL PAPER -- 0.8%
  BNP Paribas NY Branch
    5.10% due 03/13/08..............           200,000       200,000
  Calyon NY Branch
    5.06% due 03/12/08..............           100,000       100,069
                                                         -----------
                                                             300,069
                                                         -----------
FOREIGN GOVERNMENT TREASURIES -- 1.0%
  Kingdom of Belgium Treasury Bill
    4.84% due 02/14/08..............  EUR      280,000       406,897
                                                         -----------
TOTAL SHORT-TERM INVESTMENT
  SECURITIES
  (cost $708,304)...................                         706,966
                                                         -----------

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                            PRINCIPAL       VALUE
        SECURITY DESCRIPTION                AMOUNT(3)     (NOTE 2)
--------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.6%
  Banc of America Securities Joint
    Repurchase Agreement(6)
    (cost $1,430,000)...............        $1,430,000   $ 1,430,000
                                                         -----------
TOTAL INVESTMENTS
  (cost $35,083,533)(7).............             101.2%   39,510,780
Liabilities in excess of other
  assets............................              (1.2)     (476,428)
                                            ----------   -----------
NET ASSETS..........................             100.0%  $39,034,352
                                            ==========   ===========

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $600,077 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  Security was valued using fair value procedures at December 31, 2007. See
     Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)  Illiquid security
(3)  Denominated in United States dollars unless otherwise indicated.
(4)  Commercial Mortgage-Backed Security
(5) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(6)  See Note 2 for details of Joint Repurchase Agreement.
(7)  See Note 6 for cost of investments on a tax basis.
(8)  Fair valued security; See Note 2.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

OPEN FOREIGN BOND FORWARD CONTRACTS
--------------------------------------------------------------------------------

                                                                                                                       GROSS
                                                                                   VALUE AT       VALUE AS OF        UNREALIZED
                DESCRIPTION                   PRINCIPAL AMOUNT    DELIVERY DATE   TRADE DATE   DECEMBER 31, 2007    APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Japanese Government Bond
  Series 82 2.10% due 09/20/25..............   JPY 11,900,000     01/09/2008       $107,153        $108,348           $  1,195
Japanese Government Bond
  Series 213 1.40% due 06/22/09.............   JPY 41,400,000     01/09/2008        364,748         374,489              9,741
Japanese Government Bond
  Series 259 1.50% due 03/20/14.............   JPY 135,700,000    01/09/2008      1,203,575       1,243,905             40,330
Japanese Government Bond
  Series 286 1.80% due 06/20/17.............   JPY 6,200,000      01/09/2008         57,083          57,276                193
                                                                                                                      --------
                                                                                                                      $ 51,459
                                                                                                                      --------

                                                                                                                       GROSS
                                                                                   VALUE AT       VALUE AS OF        UNREALIZED
                DESCRIPTION                   PRINCIPAL AMOUNT    DELIVERY DATE   TRADE DATE   DECEMBER 31, 2007    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Japanese Government Bond
  Series 63 1.20% due 03/20/12..............   JPY 27,000,000     02/05/2008       $247,309        $244,471           $ (2,838)
Japanese Government Bond
  Series 82 2.10% due 09/20/25..............   JPY 7,600,000      01/09/2008         69,413          69,197               (216)
Japanese Government Bond
  Series 82 2.10% due 09/20/25..............   JPY (7,600,000)    01/09/2008        (66,702)        (69,197)            (2,495)
Japanese Government Bond
  Series 259 1.50% due 03/20/14.............   JPY (8,400,000)    01/09/2008        (75,780)        (76,999)            (1,219)
Japanese Government Bond
  Series 259 1.50% due 03/20/14.............   JPY (12,700,000)   01/09/2008       (114,439)       (116,224)            (1,785)
Japanese Government Bond
  Series 259 1.50% due 03/20/14.............   JPY (47,100,000)   01/09/2008       (417,474)       (431,746)           (14,272)
Japanese Government Bond
  Series 259 1.50% due 03/20/14.............   JPY 18,600,000     01/09/2008        172,074         170,498             (1,576)
                                                                                                                      --------
                                                                                                                      $(24,401)
                                                                                                                      --------
Net Unrealized Appreciation
  (Depreciation)............................                                                                          $ 27,058
                                                                                                                      ========

---------------------
    62

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

  NUMBER
    OF                                                                     EXPIRATION   VALUE AT        VALUE AS OF
 CONTRACTS                           DESCRIPTION                              DATE     TRADE DATE    DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------------------
  1   Long   U.S. Treasury Bonds.........................................  March 2008     117,010           116,375
  6   Short  U.S. Treasury 10 Year Note..................................  March 2008     678,418           680,344
  2   Long   U.S. Treasury 2 Year Note...................................  March 2008     420,302           420,500
  1   Short  90 Day Euro Dollar..........................................  March 2008     238,998           239,413
 16   Short  CME E-Mini S&P 500 Index....................................  March 2008   1,176,633         1,181,760
  2   Short  Financial Times Stock Exch. 100 Index.......................  March 2008     253,652           256,986
  2   Long   LIFFE Long Gilt.............................................  March 2008     436,572           438,848
  1   Short  S&P/Toronto Stock Exchange 60...............................  March 2008     159,715           164,851
  4   Short  SFE 3 YR Treasury Bond......................................  March 2008     868,129           866,641
  2   Short  Tokyo Price Index...........................................  March 2008     269,156           263,169
  2   Long   Euro-Bobl...................................................  March 2008     315,812           315,627
  4   Long   Euro-Bund...................................................  March 2008     662,888           661,490
  1   Long   Euro-Shatz..................................................  March 2008     152,167           151,110
  5   Short  Dow Jones Euro Stoxx 50.....................................  March 2008     320,255           324,210

  N     UNREALIZED
       APPRECIATION
 CO   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
  1     $    (635)
  6        (1,926)
  2           198
  1          (415)
 16        (5,127)
  2        (3,334)
  2         2,276
  1        (5,136)
  4         1,488
  2         5,987
  2          (185)
  4        (1,398)
  1        (1,057)
  5        (3,955)
        ----------
        $ (13,219)
        ==========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

      CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
----------------------------------------------------------------------------
*CHF        2,511,000   USD        2,284,107   03/19/2008      $ 56,176
*COP       59,900,000   USD           29,786   01/18/2008           184
*DKK        4,735,000   USD          932,629   03/19/2008         3,591
*EUR        4,451,000   USD        6,588,020   03/19/2008        75,731
*GBP        2,248,000   USD        4,607,333   03/19/2008       141,988
*HKD        3,395,000   USD          437,822   03/19/2008         1,144
*JPY      350,698,000   USD        3,211,755   03/19/2008        45,616
*RON          460,000   USD          189,808   03/19/2008         2,859
 RUB       10,690,000   USD          437,577   03/19/2008         2,254
*SEK       19,757,000   USD        3,118,670   03/19/2008        60,206
*USD        2,764,972   AUD        3,171,000   03/19/2008         5,639
*USD          355,566   BRL          646,000   03/19/2008         4,219
*USD          790,622   CAD          792,000   03/19/2008        12,488
 USD           50,797   CLP       25,354,000   01/18/2008           117
*USD          645,941   CNY        4,702,000   06/18/2008        22,441
 USD          152,889   EGP          850,000   06/03/2008            90
 USD          142,143   ILS          549,000   03/19/2008           343
 USD          208,508   MXN        2,307,000   03/19/2008         1,681
*USD        2,332,292   MYR        7,810,000   03/19/2008        42,360
*USD        1,457,053   NOK        8,010,000   03/19/2008        14,862
*USD          119,594   NZD          160,000   03/19/2008         2,419
*USD          149,200   PLN          371,000   03/19/2008         1,407
*USD          338,948   TRY          416,000   03/19/2008         7,339
*ZAR        3,270,000   USD          472,988   03/19/2008         1,482
                                                               ---------
                                                               $506,636
                                                               ---------

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

       CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
      TO DELIVER             EXCHANGE FOR          DATE        DEPRECIATION
-----------------------------------------------------------------------------
*AUD          2,636,000   USD       2,298,478   03/19/2008      $  (4,686)
*BRL            950,000   USD         519,989   03/19/2008         (9,107)
*CAD          1,828,000   USD       1,843,714   03/19/2008         (9,929)
 CNY          2,100,000   USD         291,748   03/19/2008           (105)
*CNY          5,960,000   USD         827,000   06/18/2008        (20,204)
*KRW        339,930,000   USD         363,886   03/19/2008         (1,027)
*MYR          3,260,000   USD         974,443   03/19/2008        (16,768)
*NOK         13,693,000   USD       2,505,947   03/19/2008        (10,275)
*NZD            130,000   USD          97,955   03/19/2008         (1,180)
*PLN          2,503,000   USD       1,006,708   03/19/2008         (9,377)
*SGD            281,000   USD         194,545   03/19/2008         (2,654)
*SKK          3,360,000   USD         145,833   03/19/2008           (520)
*TRY            341,000   USD         277,011   03/19/2008         (6,845)
*USD            882,747   CHF         990,000   03/19/2008         (4,351)
*USD             86,527   COP      175,000,000  01/18/2008            (44)
 USD             43,425   CZK         780,000   03/19/2008           (475)
*USD             74,649   DKK         379,000   03/19/2008           (287)
*USD          3,757,885   EUR       2,556,000   03/19/2008        (18,184)
*USD          3,913,898   GBP       1,909,000   03/19/2008       (121,930)
*USD            360,955   HKD       2,800,000   03/19/2008           (809)
 USD             20,815   HUF       3,620,000   03/19/2008             (3)
 USD            128,434   IDR      1,194,440,000 01/18/2008        (1,355)
 USD             73,294   INR       2,890,000   01/18/2008            (58)
*USD            697,720   KRW      642,496,000  03/19/2008         (8,004)
 USD             17,753   PHP         730,000   01/19/2008            (79)
*USD            189,965   RON         460,000   03/19/2008         (3,015)
*USD          2,532,034   SEK      16,073,000   03/19/2008        (43,868)
*USD            373,576   SGD         535,000   03/19/2008            (31)
*USD            153,223   SKK       3,430,000   03/19/2008         (3,821)
 USD            353,653   TWD      11,400,000   01/18/2008         (1,640)
*USD            491,396   ZAR       3,398,000   03/19/2008         (1,433)
*USD          3,571,572   JPY      390,916,000  03/19/2008        (42,340)
                                                                ----------
                                                                $(344,404)
                                                                ----------
        Net Unrealized Appreciation (Depreciation)........      $ 162,232
                                                                ==========

---------------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
BRL -- Brazilian Real
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
CNY -- Yuan (Chinese) Renminbi
COP -- Colombian Peso
CZK -- Czech Koruna
DKK -- Danish Krone
EGP -- Egyptian Pound
EUR -- Euro
GBP -- British Pound Sterling
HKD -- Hong Kong Dollar
HUF -- Hungarian Forint
IDR -- Indonesian Rupiah
ILS  -- Israeli Shekel
INR -- Indian Rupee
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
MYR -- Malaysian Ringgit
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PHP -- Philippine Peso
PLN -- Polish Zloty
RON -- New Romanian Leu
RUB -- Russian Ruble
SEK -- Swedish Krona
SGD -- Singapore Dollar
SKK -- Slovakian Koruna
TRY -- Turkish Lira
TWD -- Taiwan Dollar
USD -- United States Dollar
ZAR -- South African Rand

---------------------
    64

                      (This page intentionally left blank)

ANCHOR SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                  GOVERNMENT AND        ASSET
                                                  MONEY MARKET     QUALITY BOND      ALLOCATION
                                                   PORTFOLIO        PORTFOLIO         PORTFOLIO
   ----------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at market
    value (unaffiliated)*.......................  $        --     $1,090,793,142    $354,744,948
   Short-term investment securities, at market
    value (unaffiliated)*.......................   13,104,849        59,926,908               --
   Repurchase agreements (cost approximates
    market value)...............................           --        77,315,000       25,769,000
                                                  -----------------------------------------------
   Total investments............................   13,104,849     1,228,035,050      380,513,948
                                                  -----------------------------------------------
   Cash.........................................          328                --            1,899
   Foreign cash*................................           --                --           18,064
   Due from broker..............................           --                --               --
   Receivable for:
    Fund shares sold............................       27,552         8,295,981          534,175
    Dividends and interest......................       50,800         7,151,137        1,565,907
    Investments sold............................           --         5,734,393        6,421,191
   Prepaid expenses and other assets............          397             9,464           10,393
   Variation margin on futures contracts........           --                --               --
   Unrealized appreciation on forward foreign
    currency contracts..........................           --                --               --
   Unrealized appreciation on foreign bond
    forward contracts...........................           --                --               --
                                                  -----------------------------------------------
   Total assets.................................   13,183,926     1,249,226,025      389,065,577
                                                  -----------------------------------------------
   LIABILITIES:
   Payable for:
    Fund shares redeemed........................       12,632        12,401,425          686,657
    Investments purchased.......................           --        61,838,378        5,322,242
    Investment advisory and management fees.....        5,546           536,426          201,303
    Service fees -- Class 2.....................           --            16,098            4,140
    Service fees -- Class 3.....................           --           132,157            8,173
    Trustees' fees and expenses.................       12,565           117,294           19,764
   Other accrued expenses.......................       33,960           202,865          101,795
   Due to custodian.............................           --         2,159,952               --
   Unrealized depreciation on forward foreign
    currency contracts..........................           --                --               --
   Unrealized depreciation on foreign bond
    forward contracts...........................           --                --               --
                                                  -----------------------------------------------
   Total liabilities............................       64,703        77,404,595        6,344,074
                                                  -----------------------------------------------
   Net Assets...................................  $13,119,223     $1,171,821,430    $382,721,503
                                                  ===============================================
   NET ASSETS REPRESENTED BY:
   Capital paid-in..............................   13,119,223     1,118,495,600      295,129,743
   Accumulated undistributed net investment
    income (loss)...............................           --        49,000,103        9,644,862
   Accumulated undistributed net realized gain
    (loss) on investments, futures contracts,
    options contracts, and foreign exchange
    transactions................................           --       (12,165,651)      48,853,421
   Unrealized appreciation (depreciation) on
    investments.................................           --        16,491,378       29,093,613
   Unrealized appreciation (depreciation) on
    futures contracts, written options
    contracts, and foreign bond forward
    contracts...................................           --                --               --
   Unrealized foreign exchange gain (loss) on
    other assets and liabilities................           --                --             (136)
                                                  -----------------------------------------------
   NET ASSETS...................................  $13,119,223     $1,171,821,430    $382,721,503
                                                  ===============================================
    Class 1 (unlimited shares authorized):
    Net assets..................................  $13,119,223     $ 419,350,929     $311,692,618
    Shares of beneficial interest issued and
      outstanding...............................   13,119,223        27,867,924       19,021,208
    Net asset value, offering and redemption
      price per share...........................  $      1.00     $       15.05     $      16.39
                                                  -----------------------------------------------
    Class 2 (unlimited shares authorized):
    Net assets..................................  $        --     $ 125,766,318     $ 32,642,583
    Shares of beneficial interest issued and
      outstanding...............................           --         8,363,003        1,995,815
    Net asset value, offering and redemption
      price per share...........................  $        --     $       15.04     $      16.36
                                                  -----------------------------------------------
    Class 3 (unlimited shares authorized):
    Net assets..................................  $        --     $ 626,704,183     $ 38,386,302
    Shares of beneficial interest issued and
      outstanding...............................           --        41,741,264        2,351,071
    Net asset value, offering and redemption
      price per share...........................  $        --     $       15.01     $      16.33
                                                  ===============================================
   ---------------
   * Cost
      Long-term investment securities
        (unaffiliated)..........................  $        --     $1,074,301,764    $325,651,335
                                                  ===============================================
      Short-term investment securities
        (unaffiliated)..........................  $13,104,849     $  59,926,908     $         --
                                                  ===============================================
      Foreign cash..............................  $        --     $          --     $     18,156
                                                  ===============================================

    See Notes To Financial Statements

---------------------

--------------------------------------------------------------------------------

         GROWTH AND                            CAPITAL           NATURAL                            STRATEGIC
           INCOME            GROWTH         APPRECIATION        RESOURCES        MULTI-ASSET       MULTI-ASSET
          PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
       ---------------------------------------------------------------------------------------------------------
         $15,518,292      $773,551,742     $1,802,990,827     $511,824,221       $41,106,070      $37,373,814
                  --                --                 --               --                --          706,966
             290,000        10,320,000         24,160,000       38,675,000         2,485,000        1,430,000
       ---------------------------------------------------------------------------------------------------------
          15,808,292       783,871,742      1,827,150,827      550,499,221        43,591,070       39,510,780
       ---------------------------------------------------------------------------------------------------------
               4,577             4,238                 --           28,441             4,198               --
                 634            28,752            220,774          103,714             1,189          219,480
                  --                --                 --               --           161,250          175,000
                 517         3,951,005          3,440,809        1,255,822               845              663
              15,116           685,740            789,738          528,391           138,583          191,499
              75,767         3,640,620         21,606,237               --           154,453          629,249
               4,726            30,070             90,496           10,769             3,930            5,470
                  --                --                 --               --             4,770            7,125
                  --                --                 --               --                --          506,636
                  --                --                 --               --                --           51,459
       ---------------------------------------------------------------------------------------------------------
          15,909,629       792,212,167      1,853,298,881      552,426,358        44,060,288       41,297,361
       ---------------------------------------------------------------------------------------------------------
               6,771         2,350,463         33,547,495        9,406,582           145,950            8,761
              96,260         1,363,351          5,597,522          372,562           565,671        1,705,204
               9,513           452,840          1,100,705          345,105            37,139           33,584
                  --             9,372             18,743            6,646                --               --
                  --            49,040            140,014           45,978                --               --
                  25             1,752              3,091              489               115               71
              51,836           258,439            472,360          125,647            80,919           94,786
                  --                --            358,089               --                --           51,798
                  --                --                 --               --                --          344,404
                  --                --                 --               --                --           24,401
       ---------------------------------------------------------------------------------------------------------
             164,405         4,485,257         41,238,019       10,303,009           829,794        2,263,009
       ---------------------------------------------------------------------------------------------------------
         $15,745,224      $787,726,910     $1,812,060,862     $542,123,349       $43,230,494      $39,034,352
       =========================================================================================================
          12,644,724       629,740,719      1,190,663,224      192,624,037        37,010,848       28,897,224
              50,599         3,637,302           (204,479)       3,408,312           741,889         (249,570)
           1,918,864       114,399,600        289,426,542       80,786,835         3,692,863        5,797,166
           1,131,037        39,948,869        332,174,026      265,304,665         1,788,439        4,427,247
                  --                --                 --               --            (3,545)          13,839
                  --               420              1,549             (500)               --          148,446
       ---------------------------------------------------------------------------------------------------------
         $15,745,224      $787,726,910     $1,812,060,862     $542,123,349       $43,230,494      $39,034,352
       =========================================================================================================
         $15,745,224      $482,934,040     $1,027,191,807     $274,174,963       $43,230,494      $39,034,352
           1,469,758        17,213,756         22,242,771        3,943,598         5,951,496        3,846,939
         $     10.71      $      28.06     $        46.18     $      69.52       $      7.26      $     10.15
       ---------------------------------------------------------------------------------------------------------
         $        --      $ 72,714,359     $  143,365,255     $ 51,862,629       $        --               --
                  --         2,594,988          3,124,295          748,250                --               --
         $        --      $      28.02     $        45.89     $      69.31       $        --               --
       ---------------------------------------------------------------------------------------------------------
         $        --      $232,078,511     $  641,503,800     $216,085,757       $        --               --
                  --         8,297,655         14,030,380        3,125,470                --               --
         $        --      $      27.97     $        45.72     $      69.14       $        --               --
       =========================================================================================================
         $14,387,255      $733,602,873     $1,470,816,801     $246,519,556       $39,317,631      $32,945,229
       =========================================================================================================
         $        --      $         --     $           --     $         --       $        --      $   708,304
       =========================================================================================================
         $       634      $     28,332     $      218,751     $    104,065       $     1,189      $   216,288
       =========================================================================================================

                                                           ---------------------

ANCHOR SERIES TRUST

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                            GOVERNMENT AND        ASSET
                                                            MONEY MARKET     QUALITY BOND      ALLOCATION
                                                             PORTFOLIO        PORTFOLIO         PORTFOLIO
   --------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
   Dividends (unaffiliated)...............................    $     --       $        --      $  5,103,080
   Interest (unaffiliated)................................     707,325        58,018,435         7,290,637
                                                            -----------------------------------------------
   Total investment income*...............................     707,325        58,018,435        12,393,717
                                                            -----------------------------------------------
   EXPENSES:
   Investment advisory and management fees................      67,013         5,861,980         2,467,093
   Service fees:
     Class 2..............................................          --           191,206            48,932
     Class 3..............................................          --         1,302,943            90,456
   Custodian and accounting fees..........................      26,160           329,206           165,739
   Reports to shareholders................................         509           117,346            60,914
   Audit and tax fees.....................................      27,492            33,262            41,087
   Legal fees.............................................       6,270             6,902             8,684
   Trustees' fees and expenses............................         517            29,410            10,787
   Interest expense.......................................          --                --                --
   Other expenses.........................................       2,958            12,520            16,933
                                                            -----------------------------------------------
     Total expenses before custody credits and fees paid
       indirectly.........................................     130,919         7,884,775         2,910,625
     Custody credits earned on cash balances..............        (716)           (6,560)           (1,853)
     Fees paid indirectly (Note 4)........................          --                --           (58,221)
                                                            -----------------------------------------------
     Net expenses.........................................     130,203         7,878,215         2,850,551
                                                            -----------------------------------------------
   Net investment income (loss)...........................     577,122        50,140,220         9,543,166
                                                            -----------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on investments
     (unaffiliated)**.....................................          --           973,510        52,134,334
   Net realized gain (loss) on futures contracts, written
     options contracts and foreign bond forward
     contracts............................................          --           281,979                --
   Net realized foreign exchange gain (loss) on other
     assets and liabilities...............................          --                --             5,696
                                                            -----------------------------------------------
   Net realized gain (loss) on investments and foreign
     currencies...........................................          --         1,255,489        52,140,030
                                                            -----------------------------------------------
   Change in unrealized appreciation (depreciation) on
     investments (unaffiliated)...........................          --        15,451,305       (28,719,848)
   Change in unrealized appreciation (depreciation) on
     futures contracts, written options contracts and
     foreign bond forward contracts.......................          --          (547,969)               --
   Change in unrealized foreign exchange gain (loss) on
     other assets and liabilities.........................          --                --              (100)
                                                            -----------------------------------------------
   Net unrealized gain (loss) on investments and foreign
     currencies...........................................          --        14,903,336       (28,719,948)
                                                            -----------------------------------------------
   Net realized and unrealized gain (loss) on investments
     and foreign currencies...............................          --        16,158,825        23,420,082
                                                            -----------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS...........................................    $577,122       $66,299,045      $ 32,963,248
                                                            ===============================================
   ---------------
    * Net of foreign withholding taxes on interest and
     dividends of.........................................    $     --       $        --      $    137,641
                                                            ===============================================
   ** Net of foreign withholding taxes on capital gains
     of...................................................    $     --       $        --      $      1,001
                                                            ===============================================

    See Notes To Financial Statements

---------------------

--------------------------------------------------------------------------------

         GROWTH AND                            CAPITAL           NATURAL                            STRATEGIC
           INCOME            GROWTH         APPRECIATION        RESOURCES        MULTI-ASSET       MULTI-ASSET
          PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
       ---------------------------------------------------------------------------------------------------------
         $  238,669       $  9,410,739      $  8,962,228      $  6,722,013       $  413,409        $  440,008
             14,909            833,943         1,686,839           885,815          891,827           526,068
       ---------------------------------------------------------------------------------------------------------
            253,578         10,244,682        10,649,067         7,607,828        1,305,236           966,076
       ---------------------------------------------------------------------------------------------------------
            119,313          5,497,185        11,915,323         3,500,200          456,696           394,647
                 --            117,632           208,963            71,451               --                --
                 --            546,734         1,377,292           415,266               --                --
             34,306            216,004           458,724           160,787           50,508           113,964
              2,100             89,610           180,756            46,019            5,320             4,537
             26,253             25,898            25,960            25,978           29,776            44,928
             10,492              6,862             4,200            10,214           10,275            10,366
                672             21,571            44,047            11,064            1,460             1,258
                 --                 --             9,482                --               28               103
              3,714             25,981            44,500            15,642            4,170             4,446
       ---------------------------------------------------------------------------------------------------------
            196,850          6,547,477        14,269,247         4,256,621          558,233           574,249
               (136)            (3,529)          (17,874)           (6,362)            (217)             (378)
               (573)           (49,169)         (207,959)           (5,858)            (931)           (1,578)
       ---------------------------------------------------------------------------------------------------------
            196,141          6,494,779        14,043,414         4,244,401          557,085           572,293
       ---------------------------------------------------------------------------------------------------------
             57,437          3,749,903        (3,394,347)        3,363,427          748,151           393,783
       ---------------------------------------------------------------------------------------------------------
          1,965,705        116,925,295       316,921,726        81,425,976        4,193,165         6,358,382
                 --                 --       (21,979,447)               --         (358,128)           78,400
                 (7)              (752)           34,918            59,078              (14)         (869,491)
       ---------------------------------------------------------------------------------------------------------
          1,965,698        116,924,543       294,977,197        81,485,054        3,835,023         5,567,291
       ---------------------------------------------------------------------------------------------------------
           (294,571)       (40,758,049)      119,883,338        69,265,350         (807,911)           71,770
                 --                 --                --                --           (2,225)           34,449
                 --                420               655               712               --            29,787
       ---------------------------------------------------------------------------------------------------------
           (294,571)       (40,757,629)      119,883,993        69,266,062         (810,136)          136,006
       ---------------------------------------------------------------------------------------------------------
          1,671,127         76,166,914       414,861,190       150,751,116        3,024,887         5,703,297
       ---------------------------------------------------------------------------------------------------------
         $1,728,564       $ 79,916,817      $411,466,843      $154,114,543       $3,773,038        $6,097,080
       =========================================================================================================
         $    2,322       $     75,883      $    392,229      $    438,867       $    4,684        $   31,345
       =========================================================================================================
         $       --       $         --      $         --      $         --       $       --        $      831
       =========================================================================================================

                                                           ---------------------

ANCHOR SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               MONEY MARKET                     GOVERNMENT AND QUALITY BOND
                                                 PORTFOLIO                               PORTFOLIO
                                   -------------------------------------   -------------------------------------
                                     FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                         ENDED               ENDED               ENDED               ENDED
                                   DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007   DECEMBER 31, 2006
   -------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................     $   577,122         $   560,371       $   50,140,220      $   40,720,011
     Net realized gain (loss) on
       investments and foreign
       currencies................              --                  --            1,255,489          (7,524,239)
     Net unrealized gain (loss)
       on investments and foreign
       currencies................              --                  --           14,903,336          (2,828,597)
                                   -----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................         577,122             560,371           66,299,045          30,367,175
                                   -----------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........        (577,122)           (560,371)         (16,173,342)        (16,775,173)
     Net investment
       income -- Class 2.........              --                  --           (4,621,638)         (4,624,897)
     Net investment
       income -- Class 3.........              --                  --          (20,300,618)        (12,944,546)
     Net realized gain on
       securities -- Class 1.....              --                  --                   --                  --
     Net realized gain on
       securities -- Class 2.....              --                  --                   --                  --
     Net realized gain on
       securities -- Class 3.....              --                  --                   --                  --
                                   -----------------------------------------------------------------------------
   Total distributions to
     shareholders................        (577,122)           (560,371)         (41,095,598)        (34,344,616)
                                   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................        (286,840)           (142,655)         141,243,221          63,851,249
                                   -----------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................        (286,840)           (142,655)         166,446,668          59,873,808
   NET ASSETS:
   Beginning of period...........      13,406,063          13,548,718        1,005,374,762         945,500,954
                                   -----------------------------------------------------------------------------
   End of period*................     $13,119,223         $13,406,063       $1,171,821,430      $1,005,374,762
                                   =============================================================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............     $        --         $        --       $   49,000,103      $   39,451,745
                                   =============================================================================

    See Notes to Financial Statements

---------------------

--------------------------------------------------------------------------------

                 ASSET ALLOCATION                        GROWTH AND INCOME                            GROWTH
                     PORTFOLIO                               PORTFOLIO                               PORTFOLIO
       -------------------------------------   -------------------------------------   -------------------------------------
         FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
             ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
       DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007   DECEMBER 31, 2006
       ---------------------------------------------------------------------------------------------------------------------
         $  9,543,166        $ 10,684,455         $    57,437         $    95,056        $  3,749,903        $  5,129,898
           52,140,030          20,403,581           1,965,698           1,984,647         116,924,543          86,542,521
          (28,719,948)         14,289,383            (294,571)           (256,446)        (40,757,629)          8,316,204
       ---------------------------------------------------------------------------------------------------------------------
           32,963,248          45,377,419           1,728,564           1,823,257          79,916,817          99,988,623
       ---------------------------------------------------------------------------------------------------------------------
           (9,168,565)        (11,629,554)            (94,875)            (90,765)         (3,611,243)         (3,334,282)
             (872,317)           (983,113)                 --                  --            (436,862)           (377,403)
             (983,579)           (858,215)                 --                  --          (1,083,759)           (737,498)
          (11,304,575)                 --          (1,897,145)         (1,745,230)        (54,884,637)        (49,210,734)
           (1,129,565)                 --                  --                  --          (8,224,316)         (7,176,396)
           (1,314,978)                 --                  --                  --         (24,102,822)        (17,180,592)
       ---------------------------------------------------------------------------------------------------------------------
          (24,773,579)        (13,470,882)         (1,992,020)         (1,835,995)        (92,343,639)        (78,016,905)
       ---------------------------------------------------------------------------------------------------------------------
          (42,043,832)        (61,993,843)         (1,530,412)           (538,077)        (22,489,665)           (968,118)
       ---------------------------------------------------------------------------------------------------------------------
          (33,854,163)        (30,087,306)         (1,793,868)           (550,815)        (34,916,487)         21,003,600
          416,575,666         446,662,972          17,539,092          18,089,907         822,643,397         801,639,797
       ---------------------------------------------------------------------------------------------------------------------
         $382,721,503        $416,575,666         $15,745,224         $17,539,092        $787,726,910        $822,643,397
       =====================================================================================================================
         $  9,644,862        $ 11,032,118         $    50,599         $    88,044        $  3,637,302        $  5,020,015
       =====================================================================================================================

                                                           ---------------------

ANCHOR SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           CAPITAL APPRECIATION
                                                 PORTFOLIO
                                   -------------------------------------
                                     FOR THE YEAR        FOR THE YEAR
                                         ENDED               ENDED
                                   DECEMBER 31, 2007   DECEMBER 31, 2006
   ---------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................   $   (3,394,347)     $    4,932,014
     Net realized gain (loss) on
       investments and foreign
       currencies................      294,977,197         191,980,707
     Net unrealized gain (loss)
       on investments and foreign
       currencies................      119,883,993         (34,910,100)
                                   -------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................      411,466,843         162,002,621
                                   -------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........       (3,385,276)         (1,447,736)
     Net investment
       income -- Class 2.........         (307,502)            (21,237)
     Net investment
       income -- Class 3.........         (851,999)                 --
     Net realized gain on
       securities -- Class 1.....     (110,775,773)         (2,202,602)
     Net realized gain on
       securities -- Class 2.....      (15,571,308)           (289,656)
     Net realized gain on
       securities -- Class 3.....      (65,922,831)           (825,424)
                                   -------------------------------------
   Total distributions to
     shareholders................     (196,814,689)         (4,786,655)
                                   -------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................       31,809,379         (62,829,797)
                                   -------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................      246,461,533          94,386,169
   NET ASSETS:
   Beginning of period...........    1,565,599,329       1,471,213,160
                                   -------------------------------------
   End of period*................   $1,812,060,862      $1,565,599,329
                                   =====================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............   $     (204,479)     $    4,281,511
                                   =====================================

    See Notes to Financial Statements

---------------------

--------------------------------------------------------------------------------

                 NATURAL RESOURCES                          MULTI-ASSET                        STRATEGIC MULTI-ASSET
                     PORTFOLIO                               PORTFOLIO                               PORTFOLIO
       -------------------------------------   -------------------------------------   -------------------------------------
         FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
             ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
       DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007   DECEMBER 31, 2006
       ---------------------------------------------------------------------------------------------------------------------
         $  3,363,427        $  4,903,229         $   748,151         $   822,541         $   393,783        $   461,983
           81,485,054          23,703,449           3,835,023           3,648,428           5,567,291          2,372,175
           69,266,062          50,223,220            (810,136)           (910,219)            136,006          1,359,994
       ---------------------------------------------------------------------------------------------------------------------
          154,114,543          78,829,898           3,773,038           3,560,750           6,097,080          4,194,152
       ---------------------------------------------------------------------------------------------------------------------
           (2,824,023)         (1,558,903)           (828,591)           (797,701)                 --           (607,597)
             (480,495)           (234,729)                 --                  --                  --                 --
           (1,662,077)           (485,815)                 --                  --                  --                 --
          (12,401,812)         (6,443,713)         (3,211,863)         (4,122,474)         (3,127,102)          (216,976)
           (2,353,810)         (1,170,451)                 --                  --                  --                 --
           (8,779,098)         (2,796,822)                 --                  --                  --                 --
       ---------------------------------------------------------------------------------------------------------------------
          (28,501,315)        (12,690,433)         (4,040,454)         (4,920,175)         (3,127,102)          (824,573)
       ---------------------------------------------------------------------------------------------------------------------
           15,860,752           9,362,179          (3,825,795)         (2,304,599)         (4,390,268)        (3,481,286)
       ---------------------------------------------------------------------------------------------------------------------
          141,473,980          75,501,644          (4,093,211)         (3,664,024)         (1,420,290)          (111,707)
          400,649,369         325,147,725          47,323,705          50,987,729          40,454,642         40,566,349
       ---------------------------------------------------------------------------------------------------------------------
         $542,123,349        $400,649,369         $43,230,494         $47,323,705         $39,034,352        $40,454,642
       =====================================================================================================================
         $  3,408,312        $  4,952,402         $   741,889         $   802,253         $  (249,570)       $  (309,267)
       =====================================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 9 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"). The Portfolios are managed by AIG SunAmerica Asset Management Corp. ("AIG SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the "Variable Contracts") of AIG SunAmerica Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable contracts issued by Phoenix Life Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the "Life Companies." All shares of the Trust are owned by "separate accounts" of the Life Companies. The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

  Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

  The investment objectives for each Portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA- or better by Standard & Poor's or Aa3 or better by Moody's Investor Services, Inc.).

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach; may be concentrated more than other Portfolios.

The NATURAL RESOURCES PORTFOLIO seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, using a value approach, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. "Net Assets" will take into account borrowing for investment purposes.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio's assets among equity securities, investment grade fixed income securities and cash with less risk than the Strategic Multi-Asset Portfolio.

---------------------

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by actively allocating the Portfolio's assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash with more risk than the Multi-Asset Portfolio.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently however, the Trust expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

  Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

  Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

  Futures contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Trust's Board of Trustees (the "Board" or the "Trustees") has adopted procedures intended to stabilize the Money Market Portfolios' net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolios' market-based net asset value per share deviates from the Portfolios' amortized cost per share. For purposes of these market-based valuations, securities for

                                                           ---------------------
which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

  As of December 31, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with Banc of America Securities:

                                                              PERCENTAGE    PRINCIPAL
PORTFOLIO                                                      INTEREST      AMOUNT
---------                                                     ----------   -----------
Government and Quality Bond.................................    42.96%     $77,315,000
Growth and Income...........................................     0.16          290,000
Growth......................................................     5.73       10,320,000
Capital Appreciation........................................    13.43       24,160,000
Natural Resources...........................................    21.49       38,675,000
Multi-Asset.................................................     1.38        2,485,000
Strategic Multi-Asset.......................................     0.79        1,430,000

  As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  Banc of America Securities, dated December 31, 2007, bearing interest at a rate of 1.00% per annum, with a principal amount of $179,960,000, a repurchase price of $179,969,998, and a maturity date of January 02, 2008. The repurchase agreement is collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL      MARKET
TYPE OF COLLATERAL                                              RATE       DATE       AMOUNT         VALUE
------------------                                            --------   --------   -----------   -----------
U.S. Treasury Bonds.........................................    8.75%    05/15/20   $16,130,000   $22,970,708
U.S. Treasury Bonds.........................................    7.88     02/15/21    70,000,000    95,767,647
U.S. Treasury Bonds.........................................    6.75     08/15/26    50,000,000    64,879,467

MORTGAGE-BACKED DOLLAR ROLLS: During the year ended December 31, 2007, the Government and Quality Bond Portfolio and Multi-Asset Portfolio entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Trusts' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio and Multi-Asset Portfolio had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

---------------------

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures transactions, the Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). The Portfolio's activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At December 31, 2007, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Multi-Asset and Strategic Multi-Asset Portfolios includes amounts set aside for margin requirements for open futures contracts.

OPTIONS CONTRACTS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  For the year ended December 31, 2007, transactions in written options were as follows:

                                                               CAPITAL APPRECIATION
                                                                     PORTFOLIO
                                                              -----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------   -----------
Options outstanding at December 31, 2006....................        --    $        --
Options written during the period...........................    23,515      6,374,014
Options terminated in closing purchase transactions.........   (20,981)    (5,698,359)
Options exercised...........................................        --             --
Options expired.............................................    (2,534)      (675,655)
                                                               -------    -----------
Options outstanding as of December 31, 2007.................        --    $        --
                                                               =======    ===========

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a

                                                           ---------------------
specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

  The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2004.

NEW ACCOUNTING PRONOUNCEMENTS: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset valuation calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

  In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, the management of the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities, located in the Statement of Operations, include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with AIG SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. AIG SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that AIG SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

---------------------

  The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's average daily net assets:

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Money Market                                 $0-$150 million     .500%
                                            >   $150 million     .475%
                                            >   $250 million     .450%
                                            >   $500 million     .425%
Government and Quality Bond                  $0-$200 million     .625%
                                            >   $200 million     .575%
                                            >   $500 million     .500%
Asset Allocation                              $0-$50 million     .750%
                                            >    $50 million     .650%
                                            >   $150 million     .600%
                                            >   $250 million     .550%
Natural Resources                           >             $0     .750%
Growth and Income                            $0-$100 million     .700%
                                            >   $100 million     .650%
                                            >   $250 million     .600%
                                            >   $500 million     .575%

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Growth                                       $0-$250 million     .750%
                                            >   $250 million     .675%
                                            >   $500 million     .600%
Capital Appreciation                          $0-$50 million     .750%
                                            >    $50 million     .725%
                                            >   $100 million     .700%
Strategic Multi-Asset/                       $0-$200 million    1.000%
Multi-Asset                                 >   $200 million     .875%
                                            >   $500 million     .800%

  Wellington Management Company, LLP ("Wellington Management") and EDGE Asset Management, Inc. ("EDGE"), formerly known as WM Advisors, Inc. ("WMA"), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with AIG SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of AIG SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of AIG SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

  The portion of the investment advisory fees received by AIG SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Money Market                                 $0-$500 million     .075%
                                            >   $500 million     .020%
Government and Quality Bond                   $0-$50 million     .225%
                                            >    $50 million     .125%
                                            >   $100 million     .100%
Asset Allocation                              $0-$50 million     .400%
                                            >    $50 million     .300%
                                            >   $150 million     .250%
                                            >   $250 million     .200%
Growth/                                       $0-$50 million     .325%
Growth and Income                           >    $50 million     .225%
                                            >   $150 million     .200%
                                            >   $500 million     .150%

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Capital Appreciation                          $0-$50 million     .375%
                                            >    $50 million     .275%
                                            >   $150 million     .250%
Natural Resources                             $0-$50 million     .350%
                                            >    $50 million     .250%
                                            >   $150 million     .200%
                                            >   $500 million     .150%
Multi-Asset                                   $0-$50 million     .250%
                                            >    $50 million     .175%
                                            >   $150 million     .150%
Strategic Multi-Asset                         $0-$50 million     .300%
                                            >    $50 million     .200%
                                            >   $150 million     .175%
                                            >   $500 million     .150%

  For the year ended December 31, 2007, AIG SAAMCo accrued fees of $30,279,450 from the Trust, of which AIG SAAMCo informed the Trust that $20,819,343 was retained and $9,460,107 was paid to Wellington Management and EDGE, respectively.

  Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares.

                                                           ---------------------

NOTE 4: EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio expenses have been reduced. For the year ended December 31, 2007, the amount of expense reductions received by each Portfolio used to offset the Portfolio's nonaffiliated expenses were as follows:

                                                               TOTAL EXPENSE
PORTFOLIO                                                       REDUCTIONS
----------------------------------------------------------------------------
Asset Allocation............................................      $58,221
Growth and Income...........................................          573
Growth......................................................       49,169
Capital Appreciation........................................      207,959
Natural Resources...........................................        5,858
Multi-Asset.................................................          931
Strategic Multi-Asset.......................................        1,578

NOTE 5. SECURITIES TRANSACTIONS: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2007 were as follows:

                                        GOVERNMENT AND      ASSET       GROWTH AND                        CAPITAL
                         MONEY MARKET    QUALITY BOND     ALLOCATION      INCOME          GROWTH        APPRECIATION
                          PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
                         ------------   --------------   ------------   -----------   --------------   --------------
Purchases (excluding
  U.S. government
  securities)..........     $  --        $ 70,943,888    $254,905,517   $14,229,360   $  963,415,821   $2,224,371,775
Sales (excluding U.S.
  government
  securities)..........        --          32,043,309     323,106,148    17,377,490    1,072,545,569    2,387,314,354
Purchases of U.S.
  government
  securities...........        --         425,699,940      16,995,349            --               --               --
Sales of U.S.
  government
  securities...........        --         368,977,601      10,599,078            --               --               --

                           NATURAL                     STRATEGIC
                          RESOURCES     MULTI-ASSET   MULTI-ASSET
                          PORTFOLIO      PORTFOLIO     PORTFOLIO
                         ------------   -----------   -----------
Purchases (excluding
  U.S. government
  securities)..........  $113,275,139   $30,071,631   $45,312,480
Sales (excluding U.S.
  government
  securities)..........   144,567,968    37,472,986    50,606,493
Purchases of U.S.
  government
  securities...........            --     3,867,158     2,160,628
Sales of U.S.
  government
  securities...........            --     4,806,452     2,050,547

NOTE 6. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, and derivatives transactions.

                                                                         FOR THE YEAR ENDED DECEMBER 31, 2007
                                                     ----------------------------------------------------------------------------
                                                                 DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                                     ----------------------------------------------   ---------------------------
                                                                     LONG-TERM        UNREALIZED
                                                      ORDINARY     GAINS/CAPITAL     APPRECIATION      ORDINARY       LONG-TERM
PORTFOLIO                                              INCOME      LOSS CARRYOVER   (DEPRECIATION)*     INCOME      CAPITAL GAINS
---------------------------------------------------------------------------------------------------------------------------------
Money Market.......................................  $    12,609    $        --      $         --     $   577,122    $        --
Government and Quality Bond........................   50,769,861    (11,928,259)       14,824,519      41,095,598             --
Asset Allocation...................................   17,096,987     44,022,726        26,491,127      11,024,461     13,749,118
Growth and Income..................................      793,865      1,311,181           982,171         401,269      1,590,751
Growth.............................................   61,964,981     59,083,699        37,053,934      34,869,602     57,474,037
Capital Appreciation...............................  178,796,841    113,329,303       331,406,006      61,580,816    135,233,873
Natural Resources..................................    3,426,303     81,134,907       264,955,722      10,382,480     18,118,835
Multi-Asset........................................    2,124,667      2,440,039         1,680,432       1,297,490      2,742,964
Strategic Multi-Asset..............................    3,029,607      2,847,641         4,277,502       1,673,059      1,454,043

------------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

---------------------

  The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2007.

                                                              CAPITAL LOSS
                                                              CARRYFORWARD
PORTFOLIO                                                       UTILIZED
--------------------------------------------------------------------------
Money Market................................................   $       --
Government and Quality Bond.................................       97,556
Asset Allocation............................................           --
Growth and Income...........................................           --
Growth......................................................           --
Capital Appreciation........................................           --
Natural Resources...........................................           --
Multi-Asset.................................................           --
Strategic Multi-Asset.......................................           --

  As of December 31, 2007, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                                     CAPITAL LOSS
                                                                     CARRYFORWARD
                                                               ------------------------
FUND                                                              2012          2014
---------------------------------------------------------------------------------------
Money Market................................................   $        --   $       --
Government and Quality Bond.................................     3,318,486    8,609,773
Asset Allocation............................................            --           --
Growth and Income...........................................            --           --
Growth......................................................            --           --
Capital Appreciation........................................            --           --
Natural Resources...........................................            --           --
Multi-Asset.................................................            --           --
Strategic Multi-Asset.......................................            --           --

  Under the current law, capital losses related to securities realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended December 31, 2007, the Portfolios elected to defer capital losses as follows:

                                                                               DEFERRED
                                                                DEFERRED     POST-OCTOBER
                                                              POST-OCTOBER     CURRENCY
PORTFOLIO                                                     CAPITAL LOSS       LOSS
-----------------------------------------------------------------------------------------
Government and Quality Bond.................................   $  120,569      $     --
Asset Allocation............................................           --            --
Growth and Income...........................................           --             7
Growth......................................................           --           752
Multi-Asset.................................................           --            14

  As of December 31, 2007, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                               AGGREGATE      AGGREGATE
                                                               UNREALIZED     UNREALIZED    GAIN/(LOSS)       COST OF
PORTFOLIO                                                         GAIN           LOSS           NET         INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Money Market................................................  $         --   $         --   $         --   $   13,104,849
Government and Quality Bond.................................    20,176,333     (5,351,814)    14,824,519    1,213,210,531
Asset Allocation............................................    37,137,051    (10,645,788)    26,491,263      354,022,685
Growth and Income...........................................     1,721,031       (738,860)       982,171       14,826,121
Growth......................................................    79,850,915    (42,797,401)    37,053,514      746,818,228
Capital Appreciation........................................   359,284,914    (27,880,457)   331,404,457    1,494,976,801
Natural Resources...........................................   269,254,923     (4,298,330)   264,956,593      285,542,628
Multi-Asset.................................................     3,023,440     (1,343,008)     1,680,432       41,910,638
Strategic Multi-Asset.......................................     4,961,441       (713,787)     4,247,654       35,263,126

                                                           ---------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                                                                  MONEY MARKET PORTFOLIO
                                                                -----------------------------------------------------------
                                                                                          CLASS 1
                                                                -----------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2007              DECEMBER 31, 2006
                                                                ----------------------------   ----------------------------
                                                                  SHARES          AMOUNT         SHARES          AMOUNT
                                                                ----------------------------   ----------------------------
Shares sold.................................................     7,782,829    $   7,782,829     7,725,973    $    7,725,973
Reinvested dividends........................................       577,122          577,122       560,371           560,371
Shares redeemed.............................................    (8,646,791)      (8,646,791)   (8,428,999)       (8,428,999)
                                                                -----------   --------------   -----------   --------------
Net increase (decrease).....................................      (286,840)   $    (286,840)     (142,655)   $     (142,655)
                                                                ===========   ==============   ===========   ==============

                                             GOVERNMENT AND QUALITY BOND PORTFOLIO
                                  -----------------------------------------------------------
                                                            CLASS 1
                                  -----------------------------------------------------------
                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       DECEMBER 31, 2007              DECEMBER 31, 2006
                                  ----------------------------   ----------------------------
                                    SHARES          AMOUNT         SHARES          AMOUNT
                                  ----------------------------   ----------------------------
Shares sold...................     5,439,499    $  80,904,532     5,074,916    $  74,607,524
Reinvested dividends..........     1,104,187       16,173,342     1,159,389       16,775,173
Shares redeemed...............    (8,818,625)    (130,991,400)   (9,937,567)    (146,054,469)
                                  -----------   --------------   -----------   --------------
Net increase (decrease).......    (2,274,939)   $ (33,913,526)   (3,703,262)   $ (54,671,772)
                                  ===========   ==============   ===========   ==============

                                          GOVERNMENT AND QUALITY BOND PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     DECEMBER 31, 2007             DECEMBER 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................   1,158,938    $ 17,221,882     1,144,739    $  16,828,619
Reinvested dividends..........     315,583       4,621,638       319,682        4,624,897
Shares redeemed...............  (2,023,179)    (30,039,593)   (2,061,808)     (30,282,808)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (548,658)   $ (8,196,073)     (597,387)   $  (8,829,292)
                                ===========   =============   ===========   =============

                                                                           GOVERNMENT AND QUALITY BOND PORTFOLIO
                                                                -----------------------------------------------------------
                                                                                          CLASS 3
                                                                -----------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2007              DECEMBER 31, 2006
                                                                ----------------------------   ----------------------------
                                                                  SHARES          AMOUNT         SHARES          AMOUNT
                                                                ----------------------------   ----------------------------
Shares sold.................................................    18,006,359    $ 266,863,566    12,216,983    $  179,091,727
Reinvested dividends........................................     1,388,061       20,300,618       895,837        12,944,546
Shares redeemed.............................................    (7,000,775)    (103,811,364)   (4,414,371)      (64,683,960)
                                                                -----------   --------------   -----------   --------------
Net increase (decrease).....................................    12,393,645    $ 183,352,820     8,698,449    $  127,352,313
                                                                ===========   ==============   ===========   ==============

                                                                 ASSET ALLOCATION PORTFOLIO
                                  -----------------------------------------------------------------------------------------
                                                            CLASS 1                                       CLASS 2
                                  -----------------------------------------------------------   ---------------------------
                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                       DECEMBER 31, 2007              DECEMBER 31, 2006              DECEMBER 31, 2007
                                  ----------------------------   ----------------------------   ---------------------------
                                    SHARES          AMOUNT         SHARES          AMOUNT         SHARES         AMOUNT
                                  ----------------------------   ----------------------------   ---------------------------
Shares sold...................     1,039,871    $  17,370,049     1,479,015    $  22,879,163       226,845    $  3,772,036
Reinvested dividends..........     1,284,556       20,473,140       763,235       11,629,554       125,788       2,001,882
Shares redeemed...............    (5,099,615)     (85,123,746)   (6,889,412)    (106,595,568)     (378,164)     (6,317,782)
                                  -----------   --------------   -----------   --------------   -----------   -------------
Net increase (decrease).......    (2,775,188)   $ (47,280,557)   (4,647,162)   $ (72,086,851)      (25,531)   $   (543,864)
                                  ===========   ==============   ===========   ==============   ===========   =============

                                ASSET ALLOCATION PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     DECEMBER 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     196,304    $   3,043,792
Reinvested dividends..........      64,600          983,113
Shares redeemed...............    (387,453)      (5,987,609)
                                -----------   -------------
Net increase (decrease).......    (126,549)   $  (1,960,704)
                                ===========   =============

---------------------
    82

                                                                          ASSET ALLOCATION PORTFOLIO (CONTINUED)
                                                                -----------------------------------------------------------
                                                                                          CLASS 3
                                                                -----------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2007              DECEMBER 31, 2006
                                                                ----------------------------   ----------------------------
                                                                  SHARES          AMOUNT         SHARES          AMOUNT
                                                                ----------------------------   ----------------------------
Shares sold.................................................       632,375    $  10,517,068     1,051,343    $   16,165,683
Reinvested dividends........................................       144,637        2,298,557        56,461           858,215
Shares redeemed.............................................      (424,803)      (7,035,036)     (322,716)       (4,970,186)
                                                                -----------   --------------   -----------   --------------
Net increase (decrease).....................................       352,209    $   5,780,589       785,088    $   12,053,712
                                                                ===========   ==============   ===========   ==============

                                                                                GROWTH AND INCOME PORTFOLIO
                                                                -----------------------------------------------------------
                                                                                          CLASS 1
                                                                -----------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2007              DECEMBER 31, 2006
                                                                ----------------------------   ----------------------------
                                                                  SHARES          AMOUNT         SHARES          AMOUNT
                                                                ----------------------------   ----------------------------
Shares sold.................................................        81,072    $     922,014       118,988    $    1,294,962
Reinvested dividends........................................       188,271        1,992,020       178,478         1,835,995
Shares redeemed.............................................      (389,749)      (4,444,446)     (327,557)       (3,669,034)
                                                                -----------   --------------   -----------   --------------
Net increase (decrease).....................................      (120,406)   $  (1,530,412)      (30,091)   $     (538,077)
                                                                ===========   ==============   ===========   ==============

                                                                      GROWTH PORTFOLIO
                                  -----------------------------------------------------------------------------------------
                                                            CLASS 1                                       CLASS 2
                                  -----------------------------------------------------------   ---------------------------
                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                       DECEMBER 31, 2007              DECEMBER 31, 2006              DECEMBER 31, 2007
                                  ----------------------------   ----------------------------   ---------------------------
                                    SHARES          AMOUNT         SHARES          AMOUNT         SHARES         AMOUNT
                                  ----------------------------   ----------------------------   ---------------------------
Shares sold...................     1,214,231    $  36,567,311     1,693,016    $  48,756,823       179,300    $  5,358,690
Reinvested dividends..........     2,102,624       58,495,880     1,985,001       52,545,016       311,570       8,661,178
Shares redeemed...............    (4,900,722)    (146,924,245)   (5,028,447)    (143,960,801)     (693,164)    (20,775,641)
                                  -----------   --------------   -----------   --------------   -----------   -------------
Net increase (decrease).......    (1,583,867)   $ (51,861,054)   (1,350,430)   $ (42,658,962)     (202,294)   $ (6,755,773)
                                  ===========   ==============   ===========   ==============   ===========   =============

                                     GROWTH PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     DECEMBER 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     171,343    $   4,924,969
Reinvested dividends..........     285,528        7,553,799
Shares redeemed...............    (527,797)     (15,099,271)
                                -----------   -------------
Net increase (decrease).......     (70,926)   $  (2,620,503)
                                ===========   =============

                                                                                     GROWTH PORTFOLIO
                                                                -----------------------------------------------------------
                                                                                          CLASS 3
                                                                -----------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2007              DECEMBER 31, 2006
                                                                ----------------------------   ----------------------------
                                                                  SHARES          AMOUNT         SHARES          AMOUNT
                                                                ----------------------------   ----------------------------
Shares sold.................................................     1,690,005    $  50,372,719     1,829,446    $   52,637,799
Reinvested dividends........................................       907,467       25,186,581       678,153        17,918,090
Shares redeemed.............................................    (1,320,117)     (39,432,138)     (919,387)      (26,244,542)
                                                                -----------   --------------   -----------   --------------
Net increase (decrease).....................................     1,277,355    $  36,127,162     1,588,212    $   44,311,347
                                                                ===========   ==============   ===========   ==============

                                                CAPITAL APPRECIATION PORTFOLIO
                                  -----------------------------------------------------------
                                                            CLASS 1
                                  -----------------------------------------------------------
                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       DECEMBER 31, 2007              DECEMBER 31, 2006
                                  ----------------------------   ----------------------------
                                    SHARES          AMOUNT         SHARES          AMOUNT
                                  ----------------------------   ----------------------------
Shares sold...................     1,800,450    $  81,153,952     2,378,820    $  90,934,792
Reinvested dividends..........     2,690,764      114,161,049        96,886        3,650,338
Shares redeemed...............    (6,599,701)    (293,142,453)   (7,059,727)    (270,566,833)
                                  -----------   --------------   -----------   --------------
Net increase (decrease).......    (2,108,487)   $ (97,827,452)   (4,584,021)   $(175,981,703)
                                  ===========   ==============   ===========   ==============

                                             CAPITAL APPRECIATION PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     DECEMBER 31, 2007             DECEMBER 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     289,165    $ 12,926,104       354,606    $  13,533,044
Reinvested dividends..........     376,452      15,878,810         8,293          310,893
Shares redeemed...............    (835,688)    (36,907,657)     (766,170)     (29,207,493)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (170,071)   $ (8,102,743)     (403,271)   $ (15,363,556)
                                ===========   =============   ===========   =============

                                                           ---------------------

                                                                        CAPITAL APPRECIATION PORTFOLIO (CONTINUED)
                                                                -----------------------------------------------------------
                                                                                          CLASS 3
                                                                -----------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2007              DECEMBER 31, 2006
                                                                ----------------------------   ----------------------------
                                                                  SHARES          AMOUNT         SHARES          AMOUNT
                                                                ----------------------------   ----------------------------
Shares sold.................................................     4,367,323    $ 192,366,680     4,602,671    $  175,314,045
Reinvested dividends........................................     1,588,445       66,774,830        22,076           825,424
Shares redeemed.............................................    (2,722,626)    (121,401,936)   (1,250,615)      (47,624,007)
                                                                -----------   --------------   -----------   --------------
Net increase (decrease).....................................     3,233,142    $ 137,739,574     3,374,132    $  128,515,462
                                                                ===========   ==============   ===========   ==============

                                                  NATURAL RESOURCES PORTFOLIO
                                  -----------------------------------------------------------
                                                            CLASS 1
                                  -----------------------------------------------------------
                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       DECEMBER 31, 2007              DECEMBER 31, 2006
                                  ----------------------------   ----------------------------
                                    SHARES          AMOUNT         SHARES          AMOUNT
                                  ----------------------------   ----------------------------
Shares sold...................       760,078    $  47,308,278     1,112,471    $  56,001,418
Reinvested dividends..........       246,765       15,225,835       171,729        8,002,616
Shares redeemed...............    (1,506,006)     (91,427,120)   (2,046,735)    (100,972,845)
                                  -----------   --------------   -----------   --------------
Net increase (decrease).......      (499,163)   $ (28,893,007)     (762,535)   $ (36,968,811)
                                  ===========   ==============   ===========   ==============

                                               NATURAL RESOURCES PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     DECEMBER 31, 2007             DECEMBER 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     188,887    $ 11,918,301       259,432    $  12,882,782
Reinvested dividends..........      46,056       2,834,305        30,217        1,405,180
Shares redeemed...............    (320,285)    (19,715,697)     (324,773)     (15,995,741)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......     (85,342)   $ (4,963,091)      (35,124)   $  (1,707,779)
                                ===========   =============   ===========   =============

                                                                                NATURAL RESOURCES PORTFOLIO
                                                                -----------------------------------------------------------
                                                                                          CLASS 3
                                                                -----------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2007              DECEMBER 31, 2006
                                                                ----------------------------   ----------------------------
                                                                  SHARES          AMOUNT         SHARES          AMOUNT
                                                                ----------------------------   ----------------------------
Shares sold.................................................     1,419,517    $  88,918,201     1,448,618    $   73,913,609
Reinvested dividends........................................       170,039       10,441,175        70,718         3,282,637
Shares redeemed.............................................      (799,910)     (49,642,526)     (591,977)      (29,157,477)
                                                                -----------   --------------   -----------   --------------
Net increase (decrease).....................................       789,646    $  49,716,850       927,359    $   48,038,769
                                                                ===========   ==============   ===========   ==============

                                                                                   MULTI-ASSET PORTFOLIO
                                                                -----------------------------------------------------------
                                                                                          CLASS 1
                                                                -----------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2007              DECEMBER 31, 2006
                                                                ----------------------------   ----------------------------
                                                                  SHARES          AMOUNT         SHARES          AMOUNT
                                                                ----------------------------   ----------------------------
Shares sold.................................................        69,672    $     523,830        92,295    $      689,418
Reinvested dividends........................................       563,983        4,040,454       701,467         4,920,175
Shares redeemed.............................................    (1,111,826)      (8,390,079)   (1,048,869)       (7,914,192)
                                                                -----------   --------------   -----------   --------------
Net increase (decrease).....................................      (478,171)   $  (3,825,795)     (255,107)   $   (2,304,599)
                                                                ===========   ==============   ===========   ==============

                                                                              STRATEGIC MULTI-ASSET PORTFOLIO
                                                                -----------------------------------------------------------
                                                                                          CLASS 1
                                                                -----------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2007              DECEMBER 31, 2006
                                                                ----------------------------   ----------------------------
                                                                  SHARES          AMOUNT         SHARES          AMOUNT
                                                                ----------------------------   ----------------------------
Shares sold.................................................       103,444    $   1,006,452       166,960    $    1,503,685
Reinvested dividends........................................       333,845        3,127,102        93,463           824,573
Shares redeemed.............................................      (866,623)      (8,523,822)     (644,609)       (5,809,544)
                                                                -----------   --------------   -----------   --------------
Net increase (decrease).....................................      (429,334)   $  (4,390,268)     (384,186)   $   (3,481,286)
                                                                ===========   ==============   ===========   ==============

---------------------
    84

NOTE 8. TRUSTEES' RETIREMENT PLAN: The Trustees of Anchor Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee. As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                                                                    AS OF DECEMBER 31, 2007
                                                              ------------------------------------
                                                              RETIREMENT   RETIREMENT   RETIREMENT
                                                                 PLAN         PLAN         PLAN
PORTFOLIO                                                     LIABILITY     EXPENSE      PAYMENTS
--------------------------------------------------------------------------------------------------
Money Market................................................   $ 12,609     $   132       $  531
Government and Quality Bond.................................    114,750       9,746        4,029
Asset Allocation............................................     19,079       4,113          523
Growth and Income...........................................      6,709         172          294
Growth......................................................    115,672       8,089        4,267
Capital Appreciation........................................    204,479      15,309        7,318
Natural Resources...........................................     17,620       3,950          523
Multi-Asset.................................................     24,764         463        1,029
Strategic Multi-Asset.......................................     16,346         394          688

NOTE 9. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank & Trust Company, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the year ended December 31, 2007, the following Portfolios had borrowings:

                                                                                        AVERAGE     WEIGHTED
                                                                 DAYS       INTEREST      DEBT      AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES     UTILIZED    INTEREST
------------------------------------------------------------------------------------------------------------
Capital Appreciation........................................      12         $9,482    $4,887,307    5.83%
Multi-Asset.................................................       1             28       175,658     5.81
Strategic Multi-Asset.......................................       3            103       212,671     5.81

At December 31, 2007, there were no borrowings outstanding.

NOTE 10. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2007, none of the Portfolios participated in the program.

NOTE 11. INVESTMENT CONCENTRATION: All Portfolios may invest in foreign securities and all portfolios, except for the Money Market Portfolio, may invest in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit,

                                                           ---------------------
exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Asset Allocation Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio.

NOTE 12. OTHER INFORMATION: The matter related to AIG's settlement with the Securities and Exchange Commission ("SEC") and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the SEC issued a permanent exemptive order (the "Order") pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to AIG and certain affiliated persons of AIG, including AIG SAAMCO. The Order permits each entity to continue to provide advisory or distribution services to the Portfolios. There has been no adverse impact to the Trust or the Trust's shareholders.

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS               DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED                  FROM NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET                  REALIZED          TOTAL
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-                   GAIN ON        DIVIDENDS
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT      RETURN OF      INVEST-           AND
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME      CAPITAL        MENTS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                            Money Market Portfolio -- Class 1
12/31/03         $ 1.00       $0.00        $   --        $ 0.00      $(0.00)      $  --        $   --          $(0.00)
12/31/04           1.00        0.00            --          0.00       (0.00)         --            --           (0.00)
12/31/05           1.00        0.02            --          0.02       (0.02)         --            --           (0.02)
12/31/06           1.00        0.04            --          0.04       (0.04)         --            --           (0.04)
12/31/07           1.00        0.04            --          0.04       (0.04)         --            --           (0.04)
                                    Government and Quality Bond Portfolio -- Class 1
12/31/03         $15.60       $0.56        $(0.18)       $ 0.38      $(0.65)      $  --        $(0.12)         $(0.77)
12/31/04          15.21        0.55         (0.03)         0.52       (0.74)         --         (0.01)          (0.75)
12/31/05          14.98        0.55         (0.16)         0.39       (0.59)         --            --           (0.59)
12/31/06          14.78        0.65         (0.17)         0.48       (0.55)         --            --           (0.55)
12/31/07          14.71        0.72          0.20          0.92       (0.58)         --            --           (0.58)
                                    Government and Quality Bond Portfolio -- Class 2
12/31/03         $15.59       $0.52        $(0.17)       $ 0.35      $(0.62)      $  --        $(0.12)         $(0.74)
12/31/04          15.20        0.52         (0.03)         0.49       (0.71)         --         (0.01)          (0.72)
12/31/05          14.97        0.53         (0.16)         0.37       (0.57)         --            --           (0.57)
12/31/06          14.77        0.63         (0.17)         0.46       (0.53)         --            --           (0.53)
12/31/07          14.70        0.69          0.20          0.89       (0.55)         --            --           (0.55)
                                    Government and Quality Bond Portfolio -- Class 3
12/31/03         $15.59       $0.47        $(0.14)       $ 0.33      $(0.62)      $  --        $(0.12)         $(0.74)
12/31/04          15.18        0.48            --          0.48       (0.70)         --         (0.01)          (0.71)
12/31/05          14.95        0.51         (0.16)         0.35       (0.55)         --            --           (0.55)
12/31/06          14.75        0.60         (0.16)         0.44       (0.51)         --            --           (0.51)
12/31/07          14.68        0.66          0.21          0.87       (0.54)         --            --           (0.54)

                                                                RATIO OF NET
                NET                   NET                        INVESTMENT
               ASSET                 ASSETS     RATIO OF           INCOME
               VALUE                 END OF     EXPENSES           (LOSS)
   PERIOD      END OF     TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        PORTFOLIO
    ENDED      PERIOD   RETURN(2)   (000'S)    NET ASSETS        NET ASSETS        TURNOVER
-------------  -------------------------------------------------------------         RATE
                                     Money Market Portfolio -- Class 1
12/31/03       $ 1.00     0.31%     $ 18,629      0.94%             0.33%              --%
12/31/04         1.00     0.35        16,095      1.06              0.33               --
12/31/05         1.00     2.25        13,549      1.04              2.21               --
12/31/06         1.00     4.12        13,406      0.97              4.05               --
12/31/07         1.00     4.39        13,119      0.98              4.30               --
                             Government and Quality Bond Portfolio -- Class 1
12/31/03       $15.21     2.50%     $685,905      0.60%             3.56%              50%(3)
12/31/04        14.98     3.41       557,465      0.60              3.56               37(3)
12/31/05        14.78     2.62       500,354      0.61              3.68               56(3)
12/31/06        14.71     3.31       443,469      0.60              4.41               58
12/31/07        15.05     6.33       419,351      0.59              4.80               41
                             Government and Quality Bond Portfolio -- Class 2
12/31/03       $15.20     2.35%     $148,981      0.75%             3.40%              50%(3)
12/31/04        14.97     3.26       145,923      0.75              3.40               37(3)
12/31/05        14.77     2.46       140,494      0.76              3.53               56(3)
12/31/06        14.70     3.15       131,035      0.75              4.26               58
12/31/07        15.04     6.18       125,766      0.74              4.65               41
                             Government and Quality Bond Portfolio -- Class 3
12/31/03       $15.18     2.19%     $113,856      0.84%             3.28%              50%(3)
12/31/04        14.95     3.16       221,572      0.85              3.28               37(3)
12/31/05        14.75     2.37       304,653      0.86              3.43               56(3)
12/31/06        14.68     3.06       430,871      0.85              4.16               58
12/31/07        15.01     6.02       626,704      0.84              4.54               41

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2003     2004     2005
                                                              ----     ----     ----
Government and Quality Bond Portfolio.......................  108%      50%      65%

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS               DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED                  FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET                  REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-                   GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT      RETURN OF      INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME      CAPITAL        MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                              Asset Allocation Portfolio -- Class 1
01/31/03         $12.84       $ 0.42       $(1.31)       $(0.89)     $(0.46)      $  --        $   --          $(0.46)      $11.49
02/01/03-
 12/31/03*+       11.49         0.35         2.35          2.70       (0.47)         --            --           (0.47)       13.72
12/31/04          13.72         0.38         1.01          1.39       (0.39)         --            --           (0.39)       14.72
12/31/05          14.72         0.41         0.32          0.73       (0.46)         --            --           (0.46)       14.99
12/31/06          14.99         0.39         1.27          1.66       (0.51)         --            --           (0.51)       16.14
12/31/07          16.14         0.40         0.94          1.34       (0.49)         --         (0.60)          (1.09)       16.39
                                              Asset Allocation Portfolio -- Class 2
01/31/03         $12.83       $ 0.36       $(1.26)       $(0.90)     $(0.45)      $  --        $   --          $(0.45)      $11.48
02/01/03-
 12/31/03*+       11.48         0.32         2.36          2.68       (0.45)         --            --           (0.45)       13.71
12/31/04          13.71         0.35         1.01          1.36       (0.37)         --            --           (0.37)       14.70
12/31/05          14.70         0.39         0.32          0.71       (0.44)         --            --           (0.44)       14.97
12/31/06          14.97         0.37         1.26          1.63       (0.49)         --            --           (0.49)       16.11
12/31/07          16.11         0.37         0.94          1.31       (0.46)         --         (0.60)          (1.06)       16.36
                                              Asset Allocation Portfolio -- Class 3
09/30/02-
 01/31/03(3)     $11.26       $ 0.11       $ 0.36        $ 0.47      $(0.25)      $  --        $   --          $(0.25)      $11.48
02/01/03-
 12/31/03*+       11.48         0.29         2.37          2.66       (0.44)         --            --           (0.44)       13.70
12/31/04          13.70         0.34         1.01          1.35       (0.36)         --            --           (0.36)       14.69
12/31/05          14.69         0.37         0.31          0.68       (0.42)         --            --           (0.42)       14.95
12/31/06          14.95         0.35         1.27          1.62       (0.48)         --            --           (0.48)       16.09
12/31/07          16.09         0.35         0.94          1.29       (0.45)         --         (0.60)          (1.05)       16.33
                                              Growth and Income Portfolio -- Class 1
12/31/03         $ 8.44       $ 0.05       $ 2.15        $ 2.20      $(0.05)      $  --        $   --          $(0.05)      $10.59
12/31/04          10.59         0.09         0.56          0.65       (0.05)         --            --           (0.05)       11.19
12/31/05          11.19         0.05         0.48          0.53       (0.11)         --         (0.45)          (0.56)       11.16
12/31/06          11.16         0.06         1.09          1.15       (0.06)         --         (1.22)          (1.28)       11.03
12/31/07          11.03         0.04         1.07          1.11       (0.07)         --         (1.36)          (1.43)       10.71

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
-------------  --------------------------------------------------------------------
                              Asset Allocation Portfolio -- Class 1
01/31/03         (6.78)%   $437,736      0.66%             3.42%              28%(6)
02/01/03-
 12/31/03*+      23.68      482,439      0.66(4)           3.03(4)            19(6)
12/31/04         10.32      463,446      0.67              2.68               35(6)
12/31/05          5.00      396,376      0.67(5)           2.76(5)            25(6)
12/31/06         11.31      351,839      0.66(5)           2.53(5)            27
12/31/07          8.47      311,693      0.69(5)           2.39(5)            71
                              Asset Allocation Portfolio -- Class 2
01/31/03         (6.87)%   $ 12,931      0.79%             3.23%              28%(6)
02/01/03-
 12/31/03*+      23.54       23,155      0.81(4)           2.84(4)            19(6)
12/31/04         10.12       33,017      0.82              2.55               35(6)
12/31/05          4.86       32,146      0.82(5)           2.61(5)            25(6)
12/31/06         11.10       32,574      0.81(5)           2.38(5)            27
12/31/07          8.34       32,643      0.84(5)           2.24(5)            71
                              Asset Allocation Portfolio -- Class 3
09/30/02-
 01/31/03(3)      4.29%    $    526      0.87%(4)          2.93%(4)           28%(6)
02/01/03-
 12/31/03*+      23.41        3,196      0.92(4)           2.67(4)            19(6)
12/31/04         10.04       12,638      0.92              2.52               35(6)
12/31/05          4.71       18,141      0.92(5)           2.51(5)            25(6)
12/31/06         11.01       32,163      0.91(5)           2.30(5)            27
12/31/07          8.19       38,386      0.94(5)           2.13(5)            71
                              Growth and Income Portfolio -- Class 1
12/31/03         26.18%    $ 22,404      1.16%             0.52%              44%
12/31/04          6.21       20,010      1.15              0.82               43
12/31/05          4.75       18,090      1.11(5)           0.47(5)            57
12/31/06         11.21       17,539      1.09(5)           0.55(5)            86
12/31/07         10.23       15,745      1.15(5)           0.33(5)            85

---------------
 * The Portfolio changed its fiscal year end from January 31 to December 31.
 + The financial information for the periods prior to November 24, 2003 reflects the financial information for the SunAmerica Series Trust Asset Allocation Portfolio.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                               12/31/05   12/31/06   12/31/07
                                                               --------   --------   --------
Asset Allocation Portfolio Class 1..........................     0.02%      0.01%      0.01%
Asset Allocation Portfolio Class 2..........................     0.02       0.01       0.01
Asset Allocation Portfolio Class 3..........................     0.02       0.01       0.01
Growth and Income Portfolio Class 1.........................     0.01       0.01       0.00

(6) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2003     2003     2004     2005
                                                              ----     ----     ----     ----
Asset Allocation Portfolio..................................   28%      19%      35%      25%

See Notes to Financial Statements
---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS               DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED                  FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET                  REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-                   GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT      RETURN OF      INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME      CAPITAL        MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                   Growth Portfolio -- Class 1
12/31/03         $19.35       $ 0.14       $ 5.64        $ 5.78      $(0.12)     $   --        $   --          $(0.12)      $25.01
12/31/04          25.01         0.23         2.46          2.69       (0.14)         --            --           (0.14)       27.56
12/31/05          27.56         0.17         1.76          1.93       (0.25)         --         (1.05)          (1.30)       28.19
12/31/06          28.19         0.20         3.30          3.50       (0.19)         --         (2.73)          (2.92)       28.77
12/31/07          28.77         0.16         2.74          2.90       (0.22)         --         (3.39)          (3.61)       28.06
                                                   Growth Portfolio -- Class 2
12/31/03         $19.34       $ 0.11       $ 5.63        $ 5.74      $(0.09)     $   --        $   --          $(0.09)      $24.99
12/31/04          24.99         0.20         2.46          2.66       (0.11)         --            --           (0.11)       27.54
12/31/05          27.54         0.13         1.76          1.89       (0.21)         --         (1.05)          (1.26)       28.17
12/31/06          28.17         0.16         3.28          3.44       (0.14)         --         (2.73)          (2.87)       28.74
12/31/07          28.74         0.12         2.73          2.85       (0.18)         --         (3.39)          (3.57)       28.02
                                                   Growth Portfolio -- Class 3
12/31/03         $19.34       $ 0.08       $ 5.63        $ 5.71      $(0.08)     $   --        $   --          $(0.08)      $24.97
12/31/04          24.97         0.20         2.43          2.63       (0.09)         --            --           (0.09)       27.51
12/31/05          27.51         0.10         1.76          1.86       (0.19)         --         (1.05)          (1.24)       28.13
12/31/06          28.13         0.13         3.28          3.41       (0.12)         --         (2.73)          (2.85)       28.69
12/31/07          28.69         0.09         2.73          2.82       (0.15)         --         (3.39)          (3.54)       27.97
                                            Capital Appreciation Portfolio -- Class 1
12/31/03         $22.90       $(0.01)      $ 7.40        $ 7.39      $   --      $   --        $   --          $   --       $30.29
12/31/04          30.29         0.08         2.68          2.76          --          --            --              --        33.05
12/31/05          33.05         0.05         3.80          3.85       (0.10)         --            --           (0.10)       36.80
12/31/06          36.80         0.16         4.03          4.19       (0.06)         --         (0.09)          (0.15)       40.84
12/31/07          40.84        (0.05)       10.87         10.82       (0.16)         --         (5.32)          (5.48)       46.18
                                            Capital Appreciation Portfolio -- Class 2
12/31/03         $22.85       $(0.05)      $ 7.38        $ 7.33      $   --      $   --        $   --          $   --       $30.18
12/31/04          30.18         0.05         2.65          2.70          --          --            --              --        32.88
12/31/05          32.88           --         3.77          3.77       (0.05)         --            --           (0.05)       36.60
12/31/06          36.60         0.10         4.02          4.12       (0.01)         --         (0.09)          (0.10)       40.62
12/31/07          40.62        (0.11)       10.80         10.69       (0.10)         --         (5.32)          (5.42)       45.89
                                            Capital Appreciation Portfolio -- Class 3
12/31/03         $22.85       $(0.10)      $ 7.40        $ 7.30      $   --      $   --        $   --          $   --       $30.15
12/31/04          30.15         0.05         2.62          2.67          --          --            --              --        32.82
12/31/05          32.82        (0.04)        3.78          3.74       (0.03)         --            --           (0.03)       36.53
12/31/06          36.53         0.05         4.01          4.06          --          --         (0.09)          (0.09)       40.50
12/31/07          40.50        (0.16)       10.77         10.61       (0.07)         --         (5.32)          (5.39)       45.72

                                                         RATIO OF NET
                              NET                         INVESTMENT
                             ASSETS      RATIO OF           INCOME
                             END OF      EXPENSES           (LOSS)
   PERIOD        TOTAL       PERIOD     TO AVERAGE        TO AVERAGE        PORTFOLIO
    ENDED      RETURN(2)    (000'S)     NET ASSETS        NET ASSETS        TURNOVER
-------------  ------------------------------------------------------         RATE
                                    Growth Portfolio -- Class 1
12/31/03         29.94%    $  616,441      0.75%             0.67%              72%
12/31/04         10.82        622,822      0.72              0.91               80
12/31/05          7.11        568,040      0.73(3)           0.61(3)            87
12/31/06         13.30        540,802      0.70(3)           0.70(3)           106
12/31/07         10.21        482,934      0.72(3)           0.53(3)           120
                                    Growth Portfolio -- Class 2
12/31/03         29.72%    $   63,636      0.90%             0.51%              72%
12/31/04         10.69         82,012      0.87              0.80               80
12/31/05          6.97         80,793      0.88(3)           0.46(3)            87
12/31/06         13.11         80,394      0.85(3)           0.55(3)           106
12/31/07         10.03         72,714      0.87(3)           0.38(3)           120
                                    Growth Portfolio -- Class 3
12/31/03         29.59%    $   36,643      0.99%             0.39%              72%
12/31/04         10.56        103,371      0.97              0.82               80
12/31/05          6.85        152,807      0.98(3)           0.37(3)            87
12/31/06         12.98        201,447      0.95(3)           0.46(3)           106
12/31/07          9.95        232,079      0.97(3)           0.28(3)           120
                             Capital Appreciation Portfolio -- Class 1
12/31/03         32.27%    $1,204,319      0.77%            (0.04)%            104%
12/31/04          9.11      1,151,163      0.76              0.27              100
12/31/05         11.67      1,064,718      0.77(3)           0.12(3)            86
12/31/06         11.39        994,508      0.74(3)           0.40(3)           124
12/31/07         27.68      1,027,192      0.75(3)          (0.12)(3)          133
                             Capital Appreciation Portfolio -- Class 2
12/31/03         32.08%    $  110,717      0.92%            (0.20)%            104%
12/31/04          8.95        133,501      0.91              0.15              100
12/31/05         11.49        135,351      0.92(3)          (0.03)(3)           86
12/31/06         11.25        133,815      0.89(3)           0.25(3)           124
12/31/07         27.49        143,365      0.90(3)          (0.27)(3)          133
                             Capital Appreciation Portfolio -- Class 3
12/31/03         31.95%    $   59,254      1.01%            (0.38)%            104%
12/31/04          8.86        172,636      1.01              0.16              100
12/31/05         11.39        271,144      1.02(3)          (0.13)(3)           86
12/31/06         11.12        437,276      0.99(3)           0.13(3)           124
12/31/07         27.35        641,504      1.00(3)          (0.37)(3)          133

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                              12/31/05   12/31/06   12/31/07
                                                              --------   --------   --------
Growth Portfolio Class 1....................................    0.02%      0.01%      0.00%
Growth Portfolio Class 2....................................    0.02       0.01       0.01
Growth Portfolio Class 3....................................    0.02       0.01       0.01
Capital Appreciation Class 1................................    0.02       0.01       0.01
Capital Appreciation Class 2................................    0.02       0.01       0.01
Capital Appreciation Class 3................................    0.02       0.01       0.01

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS               DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED                  FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET                  REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-                   GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT      RETURN OF      INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME      CAPITAL        MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                              Natural Resources Portfolio -- Class 1
12/31/03         $17.97       $0.23        $ 8.28        $ 8.51      $(0.15)      $  --        $(0.16)         $(0.31)      $26.17
12/31/04          26.17        0.23          6.14          6.37       (0.21)         --         (0.96)          (1.17)       31.37
12/31/05          31.37        0.36         14.01         14.37       (0.19)         --         (1.82)          (2.01)       43.73
12/31/06          43.73        0.69          9.99         10.68       (0.33)         --         (1.36)          (1.69)       52.72
12/31/07          52.72        0.51         20.19         20.70       (0.72)         --         (3.18)          (3.90)       69.52
                                              Natural Resources Portfolio -- Class 2
12/31/03         $17.96       $0.19        $ 8.27        $ 8.46      $(0.12)      $  --        $(0.16)         $(0.28)      $26.14
12/31/04          26.14        0.19          6.14          6.33       (0.18)         --         (0.96)          (1.14)       31.33
12/31/05          31.33        0.30         13.98         14.28       (0.15)         --         (1.82)          (1.97)       43.64
12/31/06          43.64        0.61          9.97         10.58       (0.27)         --         (1.36)          (1.63)       52.59
12/31/07          52.59        0.42         20.13         20.55       (0.65)         --         (3.18)          (3.83)       69.31
                                              Natural Resources Portfolio -- Class 3
12/31/03         $17.96       $0.13        $ 8.30        $ 8.43      $(0.12)      $  --        $(0.16)         $(0.28)      $26.11
12/31/04          26.11        0.16          6.13          6.29       (0.16)         --         (0.96)          (1.12)       31.29
12/31/05          31.29        0.25         13.96         14.21       (0.13)         --         (1.82)          (1.95)       43.56
12/31/06          43.56        0.52         10.00         10.52       (0.24)         --         (1.36)          (1.60)       52.48
12/31/07          52.48        0.35         20.09         20.44       (0.60)         --         (3.18)          (3.78)       69.14
                                                 Multi-Asset Portfolio -- Class 1
12/31/03         $ 6.66       $0.11        $ 1.00        $ 1.11      $(0.16)      $  --        $   --          $(0.16)      $ 7.61
12/31/04           7.61        0.11          0.23          0.34       (0.13)         --            --           (0.13)        7.82
12/31/05           7.82        0.11          0.19          0.30       (0.15)         --         (0.34)          (0.49)        7.63
12/31/06           7.63        0.13          0.42          0.55       (0.13)         --         (0.69)          (0.82)        7.36
12/31/07           7.36        0.12          0.49          0.61       (0.15)         --         (0.56)          (0.71)        7.26
                                            Strategic Multi-Asset Portfolio -- Class 1
12/31/03         $ 5.75       $0.13        $ 1.55        $ 1.68      $(0.07)      $  --        $   --          $(0.07)      $ 7.36
12/31/04           7.36        0.11          0.69          0.80       (0.16)         --            --           (0.16)        8.00
12/31/05           8.00        0.06          0.70          0.76       (0.06)         --            --           (0.06)        8.70
12/31/06           8.70        0.10          0.85          0.95       (0.14)         --         (0.05)          (0.19)        9.46
12/31/07           9.46        0.10          1.42          1.52          --          --         (0.83)          (0.83)       10.15

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
------------------------------------------------------------------------------------------------------------------------
                              Natural Resources Portfolio -- Class 1
12/31/03         47.77%    $114,435      0.87%             1.15%              46%
12/31/04         25.01      144,981      0.87              0.85               21
12/31/05         46.13      227,634      0.84(3)           0.95(3)            11
12/31/06         24.93(5)   234,235      0.81(3)           1.37(3)            12
12/31/07         40.20      274,175      0.81(3)           0.82(3)            25
                              Natural Resources Portfolio -- Class 2
12/31/03         47.49%    $ 14,046      1.02%             0.97%              46%
12/31/04         24.87       24,440      1.02              0.70               21
12/31/05         45.89       37,906      0.99(3)           0.80(3)            11
12/31/06         24.74(5)    43,837      0.96(3)           1.22(3)            12
12/31/07         39.98       51,863      0.96(3)           0.67(3)            25
                              Natural Resources Portfolio -- Class 3
12/31/03         47.30%    $  6,201      1.11%             0.68%              46%
12/31/04         24.76       21,562      1.12              0.61               21
12/31/05         45.73       59,608      1.09(3)           0.68(3)            11
12/31/06         24.62(5)   122,578      1.07(3)           1.07(3)            12
12/31/07         39.85      216,086      1.05(3)           0.57(3)            25
                                 Multi-Asset Portfolio -- Class 1
12/31/03         16.87%    $ 65,561      1.16%             1.50%              61%(4)
12/31/04          4.60       58,828      1.17              1.49               46(4)
12/31/05          3.91       50,988      1.19(3)           1.42(3)            69(4)
12/31/06          7.72       47,324      1.17(3)           1.69(3)            88
12/31/07          8.44       43,230      1.22(3)           1.64(3)            78
                            Strategic Multi-Asset Portfolio -- Class 1
12/31/03         29.26%    $ 43,407      1.27%             2.04%             156%(4)
12/31/04         11.09       42,353      1.29              1.43           190(4)
12/31/05          9.49       40,566      1.38(3)           0.68(3)        210(4)
12/31/06         11.09       40,455      1.28(3)           1.15(3)           117
12/31/07         16.79       39,034      1.46(3)           0.99(3)           123

---------------

(1) Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                               12/31/05      12/31/06     12/31/07
                                                              -----------   -----------   --------
Natural Resources Portfolio Class 1.........................      0.00%         0.00%       0.00%
Natural Resources Portfolio Class 2.........................      0.00          0.00        0.00
Natural Resources Portfolio Class 3.........................      0.00          0.00        0.00
Multi-Asset Portfolio Class 1...............................      0.01          0.01        0.00
Strategic Multi-Asset Portfolio Class 1.....................      0.02          0.01        0.00

(4) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2003     2004     2005
                                                              ----     ----     ----
Multi-Asset Portfolio Class 1...............................   61%      46%      69%
Strategic Multi-Asset Portfolio Class 1.....................  156      190      210

(5) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements
---------------------

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ANCHOR SERIES TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine portfolios constituting Anchor Series Trust (the "Trust") at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 27, 2008

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS -- (unaudited)

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS

  The Board of Trustees (the "Board" or the "Trustees"), including the Trustees who are not interested persons of Anchor Series Trust (the "Trust") or its separate series (each a "Portfolio" and together, the "Portfolios"), AIG SunAmerica Asset Management Corp. ("AIG SAAMCO" or the "Adviser"), Edge Asset Management, Inc. ("EDGE") or Wellington Management Company, LLP ("Wellington," and together with EDGE, the "Subadvisers"), within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Disinterested Trustees"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and AIG SAAMCO (the "Advisory Agreement") for a one-year period ending August 31, 2008 at a meeting held on August 27, 2007. At this same meeting, the Board also approved the continuation of the Subadvisory Agreements, as amended,(1) between AIG SAAMCO and Wellington (the "Wellington Subadvisory Agreement") with respect to the Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, Strategic Multi-Asset Portfolio, Money Market Portfolio, and Government and Quality Bond Portfolio (collectively, the "Wellington Subadvised Portfolios") and between AIG SAAMCO and EDGE with respect to the Asset Allocation Portfolio (the "EDGE Subadvisory Agreement," and together with the Wellington Subadvisory Agreement, the "Subadvisory Agreements"), each for a one-year period ending August 31, 2008.

  In accordance with Section 15(c) of the 1940 Act, the Board requested and the Adviser provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements. In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board, including the Disinterested Trustees, considered the following information:

  Nature, Extent and Quality of Services Provided by the Adviser and Subadvisers. The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by AIG SAAMCO, Wellington and EDGE. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SAAMCO would provide office space, accounting, legal and compliance, clerical and administrative services, and has authorized any of its officers and employees, if elected, to serve as officers or Trustees of the Portfolios without compensation. Finally, the Board noted that AIG SAAMCO is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington and EDGE.

  In connection with the services provided by AIG SAAMCO, the Board analyzed the structure and duties of AIG SAAMCO's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of AIG SAAMCO and concluded, based on their experience and interaction with AIG SAAMCO, that: (i) AIG SAAMCO is able to retain quality portfolio managers and other personnel; (ii) AIG SAAMCO exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) AIG SAAMCO had been responsive to requests of the Board; and
(iv) AIG SAAMCO had kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

  The Board also considered AIG SAAMCO's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered AIG SAAMCO's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of July 31, 2007, AIG SAAMCO managed, advised and/or administered approximately $56.2 billion in assets. The Board also considered AIG SAAMCO's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' prospectus. Additionally, the Board considered AIG SAAMCO's compliance and regulatory history, and noted that with

---------------

(1)The Subadvisory Agreements were amended in order to comply with the requirements of the exemptive rules relating to subadvisory affiliates (Rules 17a-10, 10f-3, 12d3-1 and 17e-1 under the 1940 Act) so that the Portfolios can rely on these provisions. These provisions permit certain exemptions for transactions with subadvisory affiliates.
---------------------
respect to American International Group, Inc.'s ("AIG") settlement with the Securities and Exchange Commission ("SEC") and other governmental authorities, AIG SAAMCO applied for a permanent exemptive order granting relief from the provisions of Section 9(a) of the 1940 Act.(2)

  With respect to the Wellington Subadvised Portfolios, for which AIG SAAMCO has delegated daily investment management responsibilities to Wellington, the Board also considered the nature, quality and extent of subadvisory services provided by Wellington. The Board observed that Wellington is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Wellington Subadvised Portfolios. The Board reviewed Wellington's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Wellington Subadvised Portfolios and concluded, based on their experience with Wellington, that: (i) Wellington is able to retain high quality portfolio managers and other investment personnel; (ii) Wellington exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Wellington Subadvisory Agreement; and (iii) Wellington had been responsive to requests of the Board and of AIG SAAMCO. The Board considered that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Wellington Subadvised Portfolios as set forth in the Portfolios' prospectus. The Board also considered Wellington's code of ethics, compliance and regulatory history. The Board concluded that the nature and extent of services to be provided by Wellington under the Wellington Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

  With respect to the Asset Allocation Portfolio, for which AIG SAAMCO has delegated daily investment management responsibilities to EDGE, the Board also considered the nature, quality and extent of subadvisory services provided by EDGE. The Board observed that EDGE is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Asset Allocation Portfolio. The Board reviewed EDGE's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Asset Allocation Portfolio and concluded, based on their experience with EDGE, that: (i) EDGE is able to retain high quality portfolio managers and other investment personnel; (ii) EDGE exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the EDGE Subadvisory Agreement; and (iii) EDGE had been responsive to requests of the Board and of AIG SAAMCO. The Board considered that EDGE has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Asset Allocation Portfolio as set forth in the Portfolio's prospectus. The Board also considered EDGE's code of ethics, compliance and regulatory history. The Board concluded that the nature and extent of services to be provided by EDGE under the EDGE Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

  Investment Performance. The Board, including the Disinterested Trustees, also considered the investment performance of AIG SAAMCO with respect to the Portfolios, Wellington with respect to the Wellington Subadvised Portfolios, and EDGE with respect to the Asset Allocation Portfolio. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio's peer group ("Peer Group") and/or peer universe ("Peer Universe") as determined by Lipper, Inc. ("Lipper") and to an appropriate index or combination of indices. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year.

  In preparation for the August 27, 2007 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Portfolio's annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended June 30, 2007. The Board also received a report prepared by AIG SAAMCO that detailed the Portfolios' performance for the three- and six-month periods ended June 30, 2007.

  For the Asset Allocation Portfolio, the Board considered that the Portfolio ranked in the fifth quintile of its Peer Universe for the prior ten-year period, the third quintile for the prior five- and four-year periods, and the second quintile for the prior three-, two- and one-year periods.

  For the Growth Portfolio, the Board considered that the Portfolio ranked in the third quintile of its Peer Universe for the prior three-, four- and five-year periods, the second quintile for the prior ten- and two-year periods, and the first quintile for the prior one-year period.

  For the Capital Appreciation Portfolio, the Board considered that the Portfolio ranked in the second quintile of its Peer Universe for the prior three-, four- and five-year periods and the first quintile for the prior one-, two- and ten-year periods.

---------------

(2)Please see Note 12 to the Financial Statements contained in this Annual Shareholder Report for additional information regarding final resolution of this matter.
                                                           ---------------------

  For the Growth and Income Portfolio, the Board considered that the Portfolio ranked in the fifth quintile of its Peer Universe for the prior three-year period, the fourth quintile for the prior two- four- and five-year periods, the third quintile for the prior ten-year period and the second quintile for the prior one-year period.

  For the Government and Quality Bond Portfolio, the Board considered that the Portfolio ranked in the fourth quintile of its Peer Universe for the prior ten-year period, the third quintile for the prior three-, four- and five-year periods, and the second quintile for the prior one- and two-year periods.

  For the Money Market Portfolio, the Board considered that the Portfolio ranked in the fifth quintile of its Peer Universe for the prior one-, two-, three-, four-, five- and ten-year periods.

  For the Multi-Asset Portfolio, the Board considered that the Portfolio ranked in the fifth quintile of its Peer Universe for the prior one-, two-, three-, four- and five-year periods and ranked in the fourth quintile for the ten-year period. The Board noted the Portfolio's poor performance and expressed its concern. It indicated that it would continue to monitor this Portfolio closely over the next few quarters and determine what, if any, action to take at that time.

  For the Strategic Multi-Asset Portfolio, the Board considered that the Portfolio ranked in the fourth quintile of its Peer Universe for the prior one-year period, the second quintile for the prior two-, three- and ten-year periods, and the first quintile for the prior four- and five-year periods.

  For the Natural Resources Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Universe for the prior one-, two-, three-, four-, five- and ten-year periods.

  The Board noted that certain Portfolios continue to underperform and that the Board would continue to monitor the performance of the Portfolios on an ongoing basis and in connection with its consideration of the advisory agreements.

  Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by the Adviser, Subadvisers and their Affiliates from the Relationship with the Portfolios. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Portfolios to AIG SAAMCO pursuant to the Advisory Agreement and the fees paid by AIG SAAMCO to Wellington and EDGE pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by AIG SAAMCO, Wellington, EDGE or their affiliates in connection with providing such services to the Portfolios.

  To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Portfolio's Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Portfolio to AIG SAAMCO, the Board reviewed a number of expense comparisons, including: (i) contractual and actual advisory fees; and (ii) actual total operating expenses.

  In considering each Portfolio's total operating expenses, the Board compared each Portfolio's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the Portfolio's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether AIG SAAMCO was providing services at a cost that was competitive with other, similar funds. The Board did not consider services and fees paid under investment advisory contracts that AIG SAAMCO has with other registered investment companies or other types of clients with similar investment strategies to the Portfolios.

  The Board also received and reviewed information regarding the fees paid by AIG SAAMCO to Wellington and EDGE pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper. The report showed comparative fee information for the Portfolios' Peer Groups that the Trustees used as a guide to help assess the reasonableness of the subadvisory fee. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by AIG SAAMCO out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by AIG SAAMCO and the amount of the management fees which it retained. The Board also considered advisory fees received by Wellington and EDGE with respect to other registered investment companies or other types of clients with similar investment strategies to the Portfolios. The Board noted that the subadvisory fees paid by AIG SAAMCO to Wellington and EDGE were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which it serves as adviser.

  In addition, the Board received and reviewed financial statements relating to AIG SAAMCO's financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect AIG SAAMCO's ability to attract

---------------------
and retain high quality investment professionals and other key personnel. Additionally, the Board considered whether AIG SAAMCO, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that certain affiliated life insurance companies benefit from a dividend received deduction and foreign tax credits as the "legal" shareholder of shares of the Trust, and receive financial support from AIG SAAMCO for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios.

  The Board also reviewed the Subadvisers' financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the Portfolios to date.

  The Board concluded that AIG SAAMCO and the Subadvisers had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

  Economies of Scale. The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that the Funds in the AIG SAAMCO complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SAAMCO as it adds labor and capital to expand the scale of operations. The Board also took into account that the management fee arrangements, with the exception of the Natural Resources Portfolio, included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board noted that such breakpoints would not directly benefit the shareholders, but would result in AIG SAAMCO retaining a larger portion of the advisory fee. The Board concluded that the Portfolios' management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

  The Board did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers' management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

  Other Factors. In consideration of the Advisory Agreement and Subadvisory Agreements, the Board also received information regarding AIG SAAMCO's and the Subadvisers' brokerage and soft dollar practices. The Board considered that AIG SAAMCO and the Subadvisers are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that they receive reports from AIG SAAMCO and from an independent third party which included information on brokerage commissions and execution throughout the year and that commissions paid had generally been reasonable and the quality of brokerage execution had generally been high. The Board also considered the benefits AIG SAAMCO and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to AIG SAAMCO and/or the Subadvisers in return for allocating brokerage.

  Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreements of the Portfolios, each for a one-year period ending August 31, 2008. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION -- (unaudited)
  The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

                                                                                                NUMBER OF
                                            TERM OF                                            PORTFOLIOS
                         POSITION HELD     OFFICE AND                                            IN FUND
         NAME,                WITH         LENGTH OF                                             COMPLEX
      ADDRESS AND        AIG SUNAMERICA       TIME              PRINCIPAL OCCUPATIONS          OVERSEEN BY
    DATE OF BIRTH*          COMPLEX        SERVED(1)             DURING PAST 5 YEARS           TRUSTEE(2)
    --------------       --------------   ------------   -----------------------------------  -------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat       Chairman of     1986-Present   Attorney, solo practitioner               49
DOB: March 7, 1940        the Board
Stephen J. Gutman         Trustee         1986-Present   Senior Associate, Corcoran Group          49
DOB: May 10, 1943                                        (Real Estate) (2003 to present);
                                                         President and Member of Managing
                                                         Directors, Beau Brummel -- Soho LLC
                                                         (Licensing of menswear specialty
                                                         retailing and other activities)
                                                         (1988 to Present.)
William J. Shea           Trustee         2004-Present   Managing Partner, DLB Capital, LLC        49
DOB: February 9, 1948                                    (Private Equity) (2006 to Present);
                                                         President and CEO, Conseco, Inc.
                                                         (Financial Services) (2001 to
                                                         2004); Chairman of the Board of
                                                         Centennial Technologies, Inc. (1998
                                                         to 2001)
INTERESTED TRUSTEE
Peter A. Harbeck(4)       Trustee         1995-Present   President, CEO and Director, AIG          96
DOB: January 23, 1954                                    SunAmerica Asset Management Corp
                                                         ("AIG SAAMCo.") (1995 to Present);
                                                         Director, AIG SunAmerica Capital
                                                         Services, Inc. ("AIG SACS"), (1993
                                                         to Present.); President and CEO,
                                                         AIG Advisor Group, Inc. (2004 to
                                                         Present).
OFFICERS
John T. Genoy**           President       December       Chief Financial Officer, AIG SAAMCO      N/A
DOB: November 8, 1968                     2007-Present   (2002 to present); Senior Vice
                                                         President, AIG SAAMCO (2003 to
                                                         present); Chief Operating Officer,
                                                         AIG SAAMCO (2006 to present).
Donna M. Handel           Treasurer       2002-Present   Senior Vice President, AIG SAAMCo        N/A
DOB: June 25, 1966                                       (2004 to Present); Vice President,
                                                         AIG SAAMCo (1997 to 2004).
Gregory N. Bressler       Secretary and   2005-Present   Senior Vice President and General        N/A
DOB: November 17, 1966    Chief Legal                    Counsel, AIG SAAMCo (2005 to
                          Officer                        Present); Vice President and
                                                         Director of U.S. Asset Management
                                                         Compliance, Goldman Sachs Asset
                                                         Management, L.P. (2004 to 2005);
                                                         Deputy General Counsel, Credit
                                                         Suisse Asset Management, LLC. (2002
                                                         to 2004); Counsel, Credit Suisse
                                                         Asset Management, LLC (2000 to
                                                         2002).
James Nichols             Vice            2006-Present   Director, President and CEO, AIG         N/A
DOB: April 7, 1966        President                      SACS (2006 to Present); Senior Vice
                                                         President, AIG SACS (2002 to 2006);
                                                         Vice President, AIG SAAMCo (1995 to
                                                         2002)
Cynthia Gibbons           Vice            2002-Present   Vice President AIG SAAMCo (2002-         N/A
AIG SunAmerica Asset      President and                  Present); Securities Compliance
Management Corp.          Chief                          Manager, American General
2929 Allen Parkway        Compliance                     Investment Management (2000-2002)
Houston, Texas 77019      Officer
DOB: December 6, 1969     ("CCO")
Gregory R. Kingston       Vice            2003-Present   Vice President, AIG SAAMCo (2001-        N/A
AIG SunAmerica Asset      President and                  Present); Formerly, Vice President,
Management Corp.          Assistant                      American General Investment
2929 Allen Parkway        Treasurer                      Management, L.P. (1999-2001)
Houston, Texas 77019
DOB: January 18, 1966


         NAME,
      ADDRESS AND            OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                BY TRUSTEE(3)
    --------------       --------------------------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat      Director, North European Oil
DOB: March 7, 1940       Royal Trust.
Stephen J. Gutman        None
DOB: May 10, 1943
William J. Shea          Director, Boston Private
DOB: February 9, 1948    Financial Holdings (2004 to
                         Present).
INTERESTED TRUSTEE
Peter A. Harbeck(4)      None
DOB: January 23, 1954
OFFICERS
John T. Genoy**          N/A
DOB: November 8, 1968
Donna M. Handel          N/A
DOB: June 25, 1966
Gregory N. Bressler      N/A
DOB: November 17, 1966
James Nichols            N/A
DOB: April 7, 1966
Cynthia Gibbons          N/A
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: December 6, 1969
Gregory R. Kingston      N/A
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: January 18, 1966

---------------------

ANCHOR SERIES TRUST

--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                            TERM OF                                            PORTFOLIOS
                         POSITION HELD     OFFICE AND                                            IN FUND
         NAME,                WITH         LENGTH OF                                             COMPLEX
      ADDRESS AND        AIG SUNAMERICA       TIME              PRINCIPAL OCCUPATIONS          OVERSEEN BY
    DATE OF BIRTH*          COMPLEX        SERVED(1)             DURING PAST 5 YEARS           TRUSTEE(2)
    --------------       --------------   ------------   -----------------------------------  -------------
Nori L. Gabert            Vice            2002-Present   Vice President and Deputy General        N/A
AIG SunAmerica Asset      President and                  Counsel, AIG SunAmerica (2001-
Management Corp.          Assistant                      Present); Vice President and
2929 Allen Parkway        Secretary                      Secretary, VALIC Company I and
Houston, Texas 77019                                     VALIC Company II (2000-Present);
DOB: August 15, 1953                                     Associate General Counsel, American
                                                         General Investment Management (1997
                                                         to 2001)
Matthew J. Hackethal      Anti-Money      2006 to        Chief Compliance Officer, AIG            N/A
DOB: December 31, 1971    Laundering      Present        SAAMCo (2006 to Present); Vice
                          Compliance                     President, Credit Suisse Asset
                          Officer                        Management (2001 to 2006); CCO,
                                                         Credit Suisse Alternative Funds
                                                         (2005 to 2006); CCO, Credit Suisse
                                                         Asset Management Securities, Inc.
                                                         (2004 to 2005)


         NAME,
      ADDRESS AND            OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                BY TRUSTEE(3)
    --------------       --------------------------------
Nori L. Gabert           N/A
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: August 15, 1953
Matthew J. Hackethal     N/A
DOB: December 31, 1971

---------------

* Unless indicated otherwise, the business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
** On December 10, 2007, John T. Genoy was elected as President and Chief
   Executive Officer of the Trust.
(1) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 8 of the financial statements.
(2) The "Fund Complex" consists of all registered investment companies for which the advisor or an affiliated person of the advisor serves as an investment advisor. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (18 portfolios,) Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), AIG Series Trust (3 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 portfolios).
(3) Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940, as amended.
(4) Interested Trustee, as defined within the Investment Company Act of 1940, as amended, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION -- (unaudited)

  Certain tax information regarding the Anchor Series Trust is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended December 31, 2007. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007.

  During the year ended December 31, 2007 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                                                                   QUALIFYING %
                                                                                                                   FOR THE 70%
                                                                                                                    DIVIDENDS
                                                       TOTAL     NET INVESTMENT   NET SHORT-TERM   NET LONG-TERM     RECEIVED
                                                     DIVIDENDS       INCOME       CAPITAL GAINS*   CAPITAL GAINS    DEDUCTION
                                                     ---------   --------------   --------------   -------------   ------------
Money Market Portfolio -- Class 1..................    $0.04         $0.04            $  --            $  --              --%
Government and Quality Bond Portfolio -- Class 1...     0.58          0.58               --               --              --
Government and Quality Bond Portfolio -- Class 2...     0.55          0.55               --               --              --
Government and Quality Bond Portfolio -- Class 3...     0.54          0.54               --               --              --
Asset Allocation Portfolio -- Class 1..............     1.09          0.49               --             0.60           36.77
Asset Allocation Portfolio -- Class 2..............     1.06          0.46               --             0.60           36.77
Asset Allocation Portfolio -- Class 3..............     1.05          0.45               --             0.60           36.77
Growth and Income Portfolio -- Class 1.............     1.43          0.07             0.22             1.14           57.77
Growth Portfolio -- Class 1........................     3.61          0.22             1.16             2.23           25.85
Growth Portfolio -- Class 2........................     3.57          0.18             1.16             2.23           25.85
Growth Portfolio -- Class 3........................     3.54          0.15             1.16             2.23           25.85
Capital Appreciation Portfolio -- Class 1..........     5.48          0.16             1.58             3.74            9.59
Capital Appreciation Portfolio -- Class 2..........     5.42          0.10             1.58             3.74            9.59
Capital Appreciation Portfolio -- Class 3..........     5.39          0.07             1.58             3.74            9.59
Natural Resources Portfolio -- Class 1.............     3.90          0.72             0.73             2.45           22.38
Natural Resources Portfolio -- Class 2.............     3.83          0.65             0.73             2.45           22.38
Natural Resources Portfolio -- Class 3.............     3.78          0.60             0.73             2.45           22.38
Multi-Asset Portfolio -- Class 1...................     0.71          0.15             0.08             0.48           32.74
Strategic Multi-Asset Portfolio -- Class 1.........     0.83            --             0.44             0.39            8.81

---------------

* Short-term capital gains are treated as ordinary income for tax purposes.

---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES -- (UNAUDITED)
              The following graphs compare the performance of a $10,000 investment in each Portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2007. Importantly, such indices represent "paper" Portfolios and do not reflect the costs and expenses of actual investing.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO INSURANCE COMPANY CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

---------------------

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              MONEY MARKET PORTFOLIO -- CLASS 1

              The Money Market Portfolio -- Class 1 posted a net return of 4.39% during the reporting period.

              During the first half of 2007, U.S. sub-prime market worries were front and center. In the second half of the year fixed income markets slumped as hedge funds, mortgage originators, and financial intermediaries reported losses related to their subprime mortgage exposure. This led to a shift in market sentiment regarding risk. In September, the Federal Reserve cut both the Federal Funds rate and its discount rate, the interest rate charged by the Fed on loans to its member banks, by 50 bps citing "the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth". The Federal Reserve had previously surprised the market by cutting the discount rate 50 bps in August in an attempt to calm the markets.

              In the fourth quarter, the credit crunch continued to spread, driving increased volatility and pushing uncertainty about the broader economy to new heights. Investor anxiety over mortgage-related writedowns, weak earnings from companies in the Financial sector, and the persistence of negative ratings actions continued to pressure markets and resulted in a renewed flight to Treasuries. In response, central banks infused capital into the markets in an effort to curtail short-term lending rates and renew investor confidence. The Federal Reserve cut rates further in the fourth quarter to try and keep the economy from slipping into a recession. The US Federal Reserve cut both the Federal Funds rate and its discount rate by 50 bps and also implemented bi-weekly auctions in December to alleviate elevated pressures in short-term funding markets.
                                                           ---------------------

---------------------

              With these liquidity and credit issues impacting the markets, the Portfolio composition at the end of 2007 was markedly different from the end of 2006. Over the course of the year, we increased US Agency exposure to approximately 33% from 1% and reduced our Commercial Paper exposure to approximately 28% from 50%. The exposures at year end reflect our desire to maintain a high degree of quality and liquidity in the Portfolio.

---------------------
    100

          FIXED-INCOME PORTFOLIOS

              Government and Quality Bond Portfolio -- Class 1




(LINE GRAPH)

                                                                GOVERNMENT AND QUALITY BOND       LEHMAN BROTHERS U.S. AGGREGATE
                                                                     PORTFOLIO, CLASS 1                 A OR BETTER INDEX
                                                                ---------------------------       ------------------------------
12/97                                                                      10000                              10000
12/98                                                                      10926                              10881
12/99                                                                      10745                              10792
12/00                                                                      11965                              12081
12/01                                                                      12793                              13085
12/02                                                                      13987                              14452
12/03                                                                      14337                              14933
12/04                                                                      14826                              15549
12/05                                                                      15214                              15944
12/06                                                                      15717                              16634
12/07                                                                      16712                              17822

GOVERNMENT AND QUALITY BOND PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               6.33%      6.18%      6.02%
   5-year               3.62%      3.47%      3.35%
   10-year              5.27%        N/A        N/A
   Since Inception      7.87%      4.64%      3.43%

* Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Lehman Brother U.S. Aggregate A or Better Index is a subset of the Lehman Brothers Aggregate Index, and indices, the government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Lehman Brothers U.S. Aggregate A or Better excludes BBB bonds.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              In July and August markets witnessed a sharp disruption that continued through the latter part of the year. Investor anxiety over mortgage-related write-downs, weak earnings from companies in the Financials sector, and the persistence of negative ratings actions resulted in a renewed flight to Treasuries and the underperformance of all fixed income spread sectors. The credit crunch continued to spread, driving increased volatility, and a sharp decline in liquidity. In response, central banks infused capital into the markets in an effort to curtail short-term lending rates and renew investor confidence.

              The Government and Quality Bond Portfolio only invests in bonds rated A or better at the time of purchase. The Portfolio's Class 1 gained 6.33% compared to 7.14% for the Lehman Brothers Aggregate A or Better Index. The primary detractor to the Portfolio's performance was driven by overweight allocations to non-Treasury sectors, including mortgage-backed and commercial mortgage-backed securities, credit, and asset-backed securities. Security selection overall was a positive contributor to relative results particularly within Finance companies. The Portfolio's duration positioning also contributed to relative performance.

                     Past performance is no guarantee of future results.
                                                           ---------------------

              The Portfolio ended the year with approximately a 55% allocation to US mortgage-backed securities, 17% investment grade credit, 11% commercial mortgage-backed securities, 7% cash, 6% US government and agencies, and 4% asset-backed securities. From a quality standpoint, 83% of the Portfolio's assets at year end were invested in securities rated AAA. As of year end, there was no direct exposure to subprime mortgage securities in the Portfolio. Despite high quality ratings from Moody's and S&P, our analysis did not give us comfort that these were high quality securities nor were they appropriate for this Portfolio. The Portfolio had no direct exposure to the monoline financial guarantors at year end.

                     Past performance is no guarantee of future results.
---------------------
    102

                 Asset Allocation Portfolio+ -- Class 1

(LINE GRAPH)

                                          ASSET ALLOCATION                              LEHMAN BROTHERS
                                         PORTFOLIO, CLASS 1       BLENDED INDEX       U.S. AGGREGATE INDEX      S&P 500 INDEX
                                         ------------------       -------------       --------------------      -------------
12/97                                          10000                  10000                  10000                  10000
12/98                                          10332                  12098                  10867                  12858
12/99                                          11307                  13550                  10777                  15564
12/00                                          11272                  13415                  12031                  14147
12/01                                          10951                  12916                  13045                  12466
12/02                                          10128                  11648                  14382                   9711
12/03                                          12461                  13801                  14973                  12495
12/04                                          13747                  14946                  15622                  13854
12/05                                          14434                  15544                  16002                  14534
12/06                                          16065                  17272                  16695                  16830
12/07                                          17426                  18347                  17858                  17754

ASSET ALLOCATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year                8.47%      8.34%      8.19%
   5-year               11.47%     11.30%     11.18%
   10-year               5.71%        N/A        N/A
   Since Inception       8.73%      7.40%     11.61%

* Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

  The Blended Index consists of 40% Lehman Brothers U.S. Aggregate Index and 60% S&P 500 Index.

  The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

  The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              + Performance information shown for periods prior to November 24,
                2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the "Prior Asset Allocation Portfolio". The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Asset Allocation Portfolio -- Class 1 returned 8.47% for the reporting period, compared to a 6.22% return by the blended benchmark (60% S&P 500 / 40% Lehman Aggregate Bond Index). Stock markets achieved solid gains through the first three quarters of the year before retreating in the fourth quarter on worsening economic news, with the S&P 500 advancing 5.49% for 2007. The Lehman Aggregate Bond Index ended the year with a 6.97% return, and as yield spreads between investment-grade corporate bonds and U.S. Treasuries widened over the period a large portion of this positive performance came from Treasury securities.

              The Portfolio slightly built its equity allocation over the first nine months of the year, overweighting stocks relative to bonds. However, equity holdings were reduced to a neutral position during the fourth quarter to reflect the current investment environment. Within equities, the Portfolio's continued emphasis on large-cap growth stocks was the primary driver of positive performance. REITs, mid- and small-cap value holdings detracted from performance as real estate securities and smaller cap stocks significantly lagged the broad market and growth stocks outperformed value. On the fixed-income side governments outperformed corporate bonds and contributed positively to Portfolio performance, while the Portfolio's weighting in cash slightly detracted from relative results over the period.

                     Past performance is no guarantee of future results.
                                                           ---------------------

              The largest positive equity sector selection impact came from the Portfolio's underweight position in Financials as it proved to be the worst performing sector of the year. Its overweight position in Technology, which considerably outperformed the broad market, also contributed positively to performance. As Consumer Discretionary holdings lagged, and Energy holdings soared, the Portfolio's overweighting and underweighting respectively in these sectors were the largest relative performance detractors for the period. Due to the Portfolio's large number of individual holdings and small position sizes, individual security selection impacts are minimal.

                     Past performance is no guarantee of future results.
---------------------
    104

              EQUITY PORTFOLIOS


        Growth and Income Portfolio -- Class 1

(LINE GRAPH)

                                                                GROWTH AND INCOME PORTFOLIO,
                                                                          CLASS 1                         S&P 500 INDEX
                                                                ----------------------------              -------------
12/97                                                                      10000                              10000
12/98                                                                      13016                              12858
12/99                                                                      15084                              15564
12/00                                                                      14072                              14147
12/01                                                                      12467                              12466
12/02                                                                       9437                               9711
12/03                                                                      11907                              12495
12/04                                                                      12647                              13854
12/05                                                                      13248                              14534
12/06                                                                      14733                              16830
12/07                                                                      16240                              17754

GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
                                         Class 1*
                                         --------
   1-year                                 10.23%
   5-year                                 11.47%
   10-year                                 4.97%
   Since Inception                         8.48%

* Inception date for Class 1: 03/23/87

  The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the year, the S&P 500 Index returned 5.49%, which was driven by strong performance from the Energy (+33.4%), Materials (+21.6%), Utilities (+19.2%) and Information Technology (16.6%) sectors. The lowest returning sectors were Financials (-18.6%) and Consumer Discretionary (-13.3%).

              Within this environment, the Growth & Income Portfolio -- Class 1 achieved double digit performance in seven out of ten sectors, posting a 10.23% return for the year, well ahead of the S&P 500 Index. Security selection was the main driver of positive performance for the year, led by the Materials, Information Technology, and Consumer Discretionary sectors. Sector allocation was also meaningful, with an underweight to the underperforming Financials sector and an overweight to the outperforming Information Technology sector also contributing to results.

              Strong returns in Companhia Vale do Rio Doce (+123.9%) and Freeport-McMoRan (+55.3%) led the Materials sector. Within Information Technology, information infrastructure company EMC (+39.6%), Nokia (+92.9%), and Google (+51.1%) were the largest contributors.

                     Past performance is no guarantee of future results.
                                                           ---------------------

              Stock selection in Health Care detracted from performance. Within the sector, biotech firms Genentech (-17.3%) and Amgen (-32.0%), as well as medical device maker Medtronic (-5.6%), were the leading detractors from relative results. Although the Financials sector was a strong relative performer for the portfolio, our holdings in financial guarantee insurance company MBIA (-66.8%), Citigroup (-45.2%), and E*Trade Financial (-49.7%) were among the largest detractors from relative portfolio performance.

              The portfolio ended the year with an overweight to Information Technology, Industrials, and Utilities and underweights in Consumer Staples, Financials, and Consumer Discretionary.

              Past performance is no guarantee of future results.
---------------------
    106

        Growth Portfolio -- Class 1

(LINE GRAPH)

                                                                 GROWTH PORTFOLIO, CLASS 1              RUSSELL 3000 INDEX
                                                                 -------------------------              ------------------
12/97                                                                      10000                              10000
12/98                                                                      12896                              12414
12/99                                                                      16370                              15009
12/00                                                                      16201                              13889
12/01                                                                      14081                              12298
12/02                                                                      10962                               9649
12/03                                                                      14238                              12645
12/04                                                                      15785                              14156
12/05                                                                      16907                              15022
12/06                                                                      19156                              17383
12/07                                                                      21111                              18277

GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               10.21%     10.03%      9.95%
   5-year               14.01%     13.83%     13.72%
   10-year               7.76%        N/A        N/A
   Since Inception      11.96%      6.05%     14.37%

* Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000(R) Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              During the annual reporting period, the Growth Portfolio -- Class 1 returned 10.21%, leading the Russell 3000 Index return of 5.10%, due to strong security selection and sector allocation. Stock selection was strongest in the Materials, Consumer Discretionary, and Energy sectors. Sector allocation decisions were also additive to relative performance. In particular, an underweight to the underperforming Financials sector and an overweight to the strong performing Energy sector added to performance. An overweight to the Information Technology sector also contributed to performance.

              Growth stocks outperformed core and value equities by a large margin as the Russell 3000 Growth Index returned +11.4%, the Russell 3000 returned +5.1% and the Russell 3000 Value trailed with a return of -1.0%. The Russell 3000 Index was led by strong performance from the Energy (+30.8%), Materials (+25.7%), and Utilities (+17.5%) sectors. Financials and Consumer Discretionary were the weakest, returning (-17.8%) and (-11.7%), respectively.

              Within the Materials sector, the diversified Brazilian metals and mining company, Companhia Vale do Rio Doce (+123.9%), and Freeport-McMoRan (+69.2%) were the top relative contributors in the sector. Stock selection was also strong within Consumer Discretionary with Priceline.com (+162.7%) and RARE Hospitality (+13.7%) both contributing to relative returns. Avoiding Comcast (-35.3%) and Home Depot (-31.1%), both benchmark holdings that declined over the period, helped relative returns as well. Within Energy, GlobalSanteFe (+48.5%) and Noble Energy (+61.0%) were the largest contributors.

                     Past performance is no guarantee of future results.
                                                           ---------------------

              Stock selection in Health Care and Industrials detracted from relative performance. Within Health Care, performance was negatively impacted by Cardinal Health (-20.3%) and Medtronic (-5.8%).

              Within Industrials, staffing services company Manpower (-22.8%), freight transportation management company Hub Group (-13.7%), and not holding Deere & Co (+98.7%) which was up strongly in 2007, were the leading detractors. Although Financials provided the most relative benefit to the Portfolio as a whole, two of the largest individual detractors to the Portfolio were MBIA (-67.8%) and E*Trade Financial (-51.9%).

              The Portfolio ended the year with an overweight to Industrials, Information Technology, and Utilities and underweights in Financials, Consumer Staples, and Telecommunication Services.

                     Past performance is no guarantee of future results.
---------------------
    108

        Capital Appreciation Portfolio -- Class 1

(LINE GRAPH)

                                                              CAPITAL APPRECIATION PORTFOLIO,
                                                                          CLASS 1                   RUSSELL 3000 GROWTH INDEX
                                                              -------------------------------       -------------------------
12/97                                                                      10000                              10000
12/98                                                                      12220                              13502
12/99                                                                      20479                              18069
12/00                                                                      18949                              14018
12/01                                                                      16559                              11267
12/02                                                                      12807                               8108
12/03                                                                      16939                              10620
12/04                                                                      18483                              11355
12/05                                                                      20634                              11942
12/06                                                                      22992                              13072
12/07                                                                      29362                              14562

CAPITAL APPRECIATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               27.68%     27.49%     27.35%
   5-year               18.05%     17.88%     17.76%
   10-year              11.37%        N/A        N/A
   Since Inception      13.94%      8.53%     18.03%

* Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth Indices.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Capital Appreciation Portfolio -- Class 1 returned 27.68%, outperforming its Russell 3000 Growth benchmark index. For the year, the Russell 3000 Growth returned 11.40%, which was driven by strong performance from the Materials (+37.4%), Energy (+33.8%), Utilities (+27.9%) and Information Technology (18.3%) sectors. The lowest returning sectors were Consumer Discretionary (-9.6%) and Telecommunication Services (-4.2%).

              The majority of the Portfolio's relative gain was attributable to security selection within the Information Technology, Consumer Discretionary, and Health Care sectors. Within Information Technology, Research in Motion (+130.7%), thermal imaging and infrared camera systems company FLIR Systems (+92.5%), and Nintendo (+131.7%) were the largest contributors. Strong returns in Crocs (+128.7%), Garmin (+80.0%), and China-based travel company Ctrip.com (+34.6%) led the Consumer Discretionary sector. Within Health Care, Intuitive Surgical (+137.4%), Hologic (+43.7%), and diagnostic testing kit maker Dade Behring Holdings (+41.0%) all contributed to performance.

              Stock selection in the Utilities and Financials sectors was a slight detractor from results. Within the Utilities sector, Theolia (-32.1%) was the leading detractor from relative results. E*Trade Financial (-51.8%), Aberdeen Asset Management (-8.4%), and Fortress Investment Group (-19.4%), were the largest detractors within the Financials sector.

              We ended the fiscal year with an overweight to the Materials, Information Technology, and Health Care sectors and an underweight to the Financials, Consumer Staples, and Energy sectors. From a market capitalization standpoint, 50% of the Portfolio's assets were in stocks with market capitalizations greater than $10 billion.

                     Past performance is no guarantee of future results.

                                                           ---------------------

        Natural Resources Portfolio -- Class 1

(LINE GRAPH)

                                                                                                MSCI/S&P
                                    NATURAL             MSCI/ S&P                             WORLD ENERGY          MSCI/S&P
                                   RESOURCES         WORLD OIL & GAS                           EQUIPMENT &       WORLD METALS &
                               PORTFOLIO, CLASS 1         INDEX           S&P 500 INDEX      SERVICES INDEX       MINING INDEX
                               ------------------    ---------------      -------------      --------------      --------------
12/97                                10000                10000               10000               10000               10000
12/98                                 8267                10836               12858                5303                8987
12/99                                11698                13275               15564                7685               13788
12/00                                13969                13862               14147               10406               10788
12/01                                13829                13258               12466                7349               11148
12/02                                14981                12562                9711                6372               10895
12/03                                22137                16044               12495                7471               18294
12/04                                27673                20563               13854               10154               21196
12/05                                40439                26147               14534               15128               28978
12/06                                50519                31145               16830               17410               40069
12/07                                70827                39991               17754               25048               57108

NATURAL RESOURCES PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               40.20%     39.98%     39.85%
   5-year               36.44%     36.23%     36.09%
   10-year              21.62%        N/A        N/A
   Since Inception      14.28%     28.03%     36.87%

* Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI/S&P World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI/S&P World Energy, Equipment & Services Index is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Natural Resources Portfolio -- Class 1 returned 40.20% significantly outperforming its broad S&P 500 benchmark which returned 5.49%. Our large allocation to the Energy sector and strong security selection in the Materials sector were the main drivers of positive performance. Petroleo Brasileiros (Petrobras) (+131.3%), CONSOL Energy (+127.5%), and EnCana (+50.1%) were the top relative contributors in the Energy sector. Companhia Vale do Rio Doce (CVRD, +119.2%), Aluminum Corp China (+177.72%), and Vedanta Resources (+72.5%) were the top relative contributors in the Materials sector.

              Gold-related stocks such as Gold Fields (-15.4%) and Newmont Mining (-7.8%) were among holdings that declined during the quarter. AbitibiBowater (-33.2%), Canadian-based newsprint and forest products company, also detracted from relative results.

              In 2007, the markets grappled with the break-down in the sub prime mortgage market and the ensuing liquidity crisis. Continued housing weakness and credit tightening have prompted concerns of sluggish economic growth. The commodity markets, however, continued to rally as the price of oil was in the $80 to $90 per barrel range through the fourth quarter after spending the first half of the year in the $50 to $70 per barrel range, and gold finished the year at over $830 an ounce.

                     Past performance is no guarantee of future results.
---------------------
    110

              The S&P 500 (+5.5%) finished the year on a positive note, led by the S&P 500 Energy sector (+34.3%), which was the best performing sector, and the S&P 500 Materials sector (+22.5%). The S&P 500 Financials (-18.6%) and S&P 500 Consumer Discretionary (-13.2%) sector indexes trailed.

              The Portfolio at fiscal year end was comprised of 64% Energy-related stocks with the majority of the holdings in the Integrated Oil & Gas and the Oil & Gas Exploration & Production sub-industries. The balance of the portfolio consisted primarily of Metals & Mining industries. The portfolio also had exposure to Steel, Aluminum, and Precious Metals and Minerals companies.

                     Past performance is no guarantee of future results.
                                                           ---------------------

              BALANCED PORTFOLIOS


        Multi-Asset Portfolio -- Class 1

(LINE GRAPH)

                                            MULTI-ASSET                                                        LEHMAN BROTHERS
                                         PORTFOLIO, CLASS 1        CUSTOM INDEX          S&P 500 INDEX       U.S. AGGREGATE INDEX
                                         ------------------        ------------          -------------       --------------------
12/97                                          10000                  10000                  10000                  10000
12/98                                          12447                  12076                  12858                  10867
12/99                                          13996                  13562                  15564                  10777
12/00                                          13915                  13393                  14147                  12031
12/01                                          13315                  12863                  12466                  13045
12/02                                          11589                  11547                   9711                  14382
12/03                                          13545                  13660                  12495                  14973
12/04                                          14168                  14773                  13854                  15622
12/05                                          14723                  15369                  14534                  16002
12/06                                          15859                  17080                  16830                  16695
12/07                                          17197                  18120                  17754                  17858

MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
                                         Class 1*
                                         --------
   1-year                                 8.44%
   5-year                                 8.21%
   10-year                                5.57%
   Since Inception                        8.47%

* Inception date for Class 1: 03/23/87

The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

The Custom Index consists of 60% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 5% 3-month T-bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio's assets, but at any given time, may not be indicative of the actual allocation of the Portfolio's assets among market sectors or types of investments.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              Growth stocks outperformed value stocks in 2007 for the first time since 1999 as measured by the Russell 1000 Growth and Value indices. Large cap and mid cap stocks exceeded small cap stocks for the year as measured by the S&P 500, S&P 400 Mid Cap, and S&P 600 Small Cap indices. With the exception of the Financials (-18.6%) and Consumer Discretionary (-13.3%) sectors, all other sectors within the S&P 500 finished the year with positive returns led by gains in Energy (+33.3%) and Materials (+21.6%). The domestic bond market, as represented by the Lehman Brothers US Aggregate Index, finished ahead of the S&P 500 for the year.

              The Multi-Asset Portfolio -- Class 1 gained 8.44% compared to 5.49% for the S&P 500 Index, and the 6.1% return of its blended benchmark -- comprised of 60% S&P 500, 35% Lehman Brothers US Aggregate, and 5% 3-month T-Bill. An overweight to equities versus cash and bonds was modestly positive. Outperformance was driven by security selection in the equity portion of the portfolio. The equity portion of the Portfolio outpaced its S&P 500 benchmark whereas the bond portion trailed the Lehman Brothers US Aggregate Index.

                     Past performance is no guarantee of future results.
---------------------
    112

              Within the equity portion, security selection was the main driver of positive performance for the year, led by the Materials, Information Technology, and Consumer Discretionary sectors. Sector allocation was also meaningful, with an underweight to the underperforming Financials sector and an overweight to the outperforming Information Technology sector also contributing to results. Strong returns in Companhia Vale do Rio Doce (+124.2%) and Freeport-McMoRan (+52.8%) led the Materials sector. Within Information Technology, information infrastructure company EMC (+39.5%), Nokia (+92.9%), and Google (+50.3%) were the largest contributors. Stock selection in Health Care detracted from performance led by biotech firm Genentech (-17.1%). Although the Financials sector was a strong relative performer for the portfolio, our holdings in financial guarantee insurance company MBIA (-67.2%), Citigroup (-45.2%), and E*Trade Financial (-49.6%) were among the largest detractors from relative performance.

              Within the fixed income portion, the primary detractors to performance were overweight allocations to the mortgage pass-through and commercial mortgage-backed sectors. Our positive duration positioning was offset by negative yield curve positioning. Security selection in the commercial mortgage-backed and credit sectors was positive.

              At the end of the year, we were positioned near our normal benchmark weights in equities, bonds, and cash.

                     Past performance is no guarantee of future results.
                                                           ---------------------

                 Strategic Multi-Asset Portfolio -- Class 1




(LINE GRAPH)

                                                                                                               CITIGROUP WORLD
                                         STRATEGIC MULTI-                                                     GOV'T BOND INDEX,
                                       ASSET PORTFOLIO CLASS                             MSCI AC WORLD       U.S. $ HEDGED, EQUAL
                                                 1                 CUSTOM INDEX          FREE USD INDEX            WEIGHTED
                                                 -----------       ------------          --------------      --------------------
12/97                                          10000                  10000                  10000                  10000
12/98                                          11521                  11890                  12197                  11295
12/99                                          14764                  13953                  15467                  11349
12/00                                          13935                  13136                  13312                  12614
12/01                                          12909                  11990                  11193                  13252
12/02                                          11306                  10756                   9069                  14242
12/03                                          14615                  13150                  12210                  14471
12/04                                          16256                  14702                  14134                  15216
12/05                                          17716                  15999                  15741                  15842
12/06                                          19748                  18396                  19130                  16358
12/07                                          23040                  20179                  21461                  17159

STRATEGIC MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
                                         Class 1*
                                         --------
   1-year                                 16.79%
   5-year                                 15.30%
   10-year                                 8.70%
   Since Inception                         9.28%

* Inception date for Class 1: 03/23/87

The MSCI All Country (AC) World Free USD Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The Custom Index consists of 65% Morgan Stanley Capital International (MSCI) AC World Free USD Index, 30% Citigroup World Government Bond Index (U.S. $ hedged equal-weighted), and 5% 3-month T-Bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio's assets, but at any given time, may not be indicative of the actual allocation of the Portfolio's assets among market sectors or types of investments.

              The Citigroup World Government Bond U.S.$ Hedged, equal-weighted Index is an equal weighted, total return benchmark designed to cover 21 investment grade country bond markets. These are the same countries included in the index described in footnote two above, except for Switzerland. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              International and global equity markets outperformed the broader US equity markets for the year in conjunction with unhedged global bonds outperforming the US bond market. Leading the international and global equity markets were Emerging Markets (39.8%) and Pacific Area excluding Japan (31.7%), and Europe (14.4%). In comparison, the United States as measured by the S&P 500 Index returned 5.5% and Japan turned in the weakest of the major areas with a -4.1% return. Within the global fixed income markets, unhedged global bonds (11.0%) outperformed hedged global bonds (5.7%) as measured by the Citigroup World Government Bond Indexes.

              The Strategic Multi-Asset Portfolio -- Class 1 gained 16.79% compared to 12.18% for the MSCI All Country World Index and 9.69% for its blended benchmark, which is comprised of 65% MSCI All Country World, 30% Citigroup World Government Bond Index (US dollar hedged, equal-weighted excluding Switzerland), and 5% 3-month T-Bill. The global equity portion of the Portfolio outperformed its benchmark whereas the global bond portion marginally underperformed its custom hedged benchmark. The overall equity/bond allocation decision was positive during 2007 due to the portfolio's equity overweight.

                     Past performance is no guarantee of future results.
---------------------
    114

              Within the global equity portion of the portfolio, strong stock selection in Financials (Hong Kong Exchange, China Merchants
              Bank), Materials (Rio Tinto, Uralkali), Information Technology (Research in Motion, Google), and Industrials (Suntech Power, Siemens) in conjunction with an underweight to the Financials sector benefited the Portfolio during the year. Stock selection within the Telecommunication Services sector and an underweighted position in the strong performing Utilities and Energy sectors detracted from performance. Among our largest detractors for the year were Ford Motor Company and medical device maker Medtronic.

              From a country perspective, several developed and developing countries contributed to the Portfolio's outperformance. Among the developed countries, the United States, Canada, United Kingdom, Japan, and Hong Kong all contributed to relative results. Within the developing countries, Russia, China, and Brazil were among the larger contributors. Within the global bond portion of the Portfolio, our yield curve and country strategies were contributors to performance whereas our credit, currency, and duration strategies detracted.

              At the end of the year, we were positioned near our normal benchmark weights in equities, bonds, and cash.

                     Past performance is no guarantee of future results.
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling
(800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

  This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

  Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

---------------------
    116

[SUNAMERICA LOGO]                                             -----------------
   1 SunAmerica Center                                            Presorted
   Los Angeles, California 90067-6022                             Standard
                                                              U.S. Postage Paid
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   CHANGE SERVICE REQUESTED










[BARCODE]
G1112AR.4




    THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS
             UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS

                               G1112AR.4 (R 2/08)

Item 2. Code of Ethics.

Anchor Series Trust (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                              2006             2007
               (a) Audit Fees               $221,697         $235,510
               (b) Audit-Related Fees       $      0         $      0
               (c) Tax Fees                 $ 47,534         $ 49,896
               (d) All Other Fees           $      0         $      0

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                        2006   2007
                                        ----   ----
               (b) Audit-Related Fees    $0     $0
               (c) Tax Fees              $0     $0
               (d) All Other Fees        $0     $0

(e)

     (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.


     (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2007 and 2006 were $49,896 and $47,534 respectively.

(h)     Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of
Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

       (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

       (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By: /s/ John T. Genoy
    ------------------------
        John T. Genoy
        President

Date: March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------------
        John T. Genoy
        President

Date: March 7, 2008

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: March 7, 2008